SEMI-ANNUAL
                ................................................................
                FINANCIAL REPORT
                ................................................................
                STI CLASSIC FIXED INCOME FUNDS
                ................................................................
                A Family of Mutual Funds
                ................................................................








                November 30, 2002

                [STI Classic Logo Omitted]

Dear Valued STI Classic Funds' Shareholder:

The equity markets closed lower and the bond markets finished higher in the six months ended November 30, 2002, but stocks appeared to begin a cyclical bottoming process that may bode well for improved performance in 2003. Continued concerns about strength of the economic and corporate profits recovery left the S&P 500 Composite Index down 11.5% on a total return basis during this period, while the fixed-income market performance as measured by the Lehman Aggregate Bond Index rose just under 5%.

As you may recall from previous letters, we have been cautiously positive on the equity markets since shortly after the tragic events of September 11, 2001. The favorable confluence of aggressive interest rate cuts by the Federal Reserve, tax reductions and spending increases by the Federal Government, more realistic corporate earnings expectations, and increasingly negative investor psychology helped provide a more attractive environment for equities. You may also recall however, that we have been much more price-sensitive and timing-sensitive in our equity selection. This was a result of our expectation that the current economic recovery would be more muted by historical standards, and that the markets would have a tendency to "chase" good news beyond its actual value. We also adopted a more cautious stance toward fixed-income investments, emphasizing the potential benefits from a gradual reduction in credit risk rather than betting that long term yields will fall much below their 40-year lows.

During the past six months, the economy continued its uneven but positive recovery at a pace that resembled the "stealth recovery" of the early 1990s. Job and production growth has been frustratingly slow, causing investors to worry about a "double-dip" recession. The S&P 500 tended to reflect the on-again-off-again shift in sentiment and expectations, bottoming first in July and again in October. While none of the ten major sectors in the Index posted gains over the past six months, both the battered technology and telecommunications sectors did garner some renewed investor interest amid signs of an evolving capital spending recovery. Large-cap stocks also regained favor during the period, though they lagged small-cap stocks over the past twelve months. Neither the growth nor the value styles showed a significant performance advantage, however. The fixed-income markets also experienced shifting performance during the period. While the highest quality, longer-term Treasury securities showed the best returns over the six months, corporate and mortgage-backed securities staged an impressive recovery in October and November. During this time we continued to emphasize the benefits of and need for a well-diversified portfolio as the most effective means of navigating these turbulent markets.

We are increasingly optimistic in our outlook for the economy and the stock markets in the closing days of 2002, but we also realize there are significant potential constraints on both. While the economy is currently working its way through a "soft patch," it appears that most corporations have eliminated excess inventories, have downsized considerably, and have returned to profitability. Moreover, the Fed reduced short-term rates again in November and the Republican control of both houses of Congress following the mid-term elections suggests a higher probability of further tax cuts and other fiscal stimulus. While these factors will help provide a sturdy base for recovery, the pace of growth is likely to be somewhat constrained by an already strong pace of consumer spending, sluggish job growth and the threat from global instability. This may mean a continuation of the volatility that has characterized market performance in recent years, but we believe the economy and the stock markets can develop a more positive trend.

We believe our emphasis on fundamental research on each company security we purchase will continue to provide the kind of strong relative performance that our clients have come to know and expect from the STI Classic Family of Mutual Funds. We thank you for your loyalty and trust during these challenging times, and we will continue to earn and validate that trust in 2003.

                            Sincerely,

                            /s/Douglas S. Phillips

                            Douglas S. Phillips

                            Chief Investment Officer

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2002



FLORIDA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------
                                                    FACE AMOUNT
                                                         (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (97.5%)
FLORIDA (84.2%)
   Brevard County, Health Facilities
     Authority, Holmes Regional
     Medical Center Project, RB,
     MBIA Callable 10/01/03 @ 102
     5.700%, 10/01/08                                    $3,000     $   3,159
   Brevard County, School Board,
     COP, AMBAC Callable
     07/01/12 @ 100
     5.500%, 07/01/17                                     1,360         1,476
     5.500%, 07/01/18                                     3,015         3,250
   Brevard County, Utility Authority,
     RB, FGIC (H) Callable
     03/01/12 @ 100
     5.250%, 03/01/13                                     1,000         1,093
     5.250%, 03/01/14                                     1,000         1,082
   Broward County, Port Facilities
     Authority, Ser C, RB,
     AMT, MBIA
     5.375%, 09/01/08                                     3,360         3,666
   Clearwater, Spring Training
     Facility, RB, MBIA
     5.375%, 03/01/17                                       660           722
     5.375%, 03/01/18                                       725           789
     5.375%, 03/01/19                                       760           821
     5.375%, 03/01/20                                       805           864
   Dade County, Aviation Authority,
     Ser A, RB, AMBAC Callable
     10/01/05 @ 102
     6.000%, 10/01/09                                       500           556
   Dade County, Aviation Authority,
     Ser B, RB, AMT, MBIA Callable
     01/06/03 @ 102
     6.600%, 10/01/22                                       825           844
   Dade County, Seaport Project,
     GO, MBIA
     6.500%, 10/01/09                                     1,000         1,182
   Dade County, Ser CC, GO, AMBAC
     7.125%, 10/01/15                                     1,000         1,260
   Dade County, Water & Sewer
     Authority, RB, FGIC Callable
     10/01/03 @ 102
     5.000%, 10/01/07                                     2,000         2,090
   Daytona Beach, Water & Sewer
     Authority, Ser 1978, RB, ETM
     Callable 11/15/02 @ 101.25
     6.750%, 11/15/07                                       770           881
   Deerfield Beach, Water & Sewer
     Authority, RB, FGIC
     6.125%, 10/01/06                                       250           272
   Florida State, Board of Education,
     Capital Outlay, Ser B, GO
     Callable 06/01/11 @ 101
     5.500%, 06/01/15                                     3,000         3,295

--------------------------------------------------------------------------------
                                                    FACE AMOUNT
                                                         (000)     VALUE (000)
--------------------------------------------------------------------------------
   Florida State, Board of Education,
     Capital Outlay, Ser B, GO,
     FGIC Callable 06/01/12 @ 101
     5.375%, 06/01/18                                    $2,130     $   2,283
   Florida State, Board of Education,
     Capital Outlay, Ser C, GO
     Callable 06/01/05 @ 101
     5.400%, 06/01/10                                     2,745         2,952
   Florida State, Board of Education,
     Capital Outlay, Ser C, GO,
     ETM Callable 01/06/03 @ 100
     7.100%, 06/01/07                                       190           192
   Florida State, Board of Education,
     Capital Outlay, Ser D, GO
     Callable 06/01/10 @ 101
     5.625%, 06/01/15                                     1,235         1,349
     5.500%, 06/01/14                                       790           857
   Florida State, Board of Education,
     Lottery Revenue, Ser A, RB,
     FGIC Callable 07/01/10 @ 101
     6.000%, 07/01/12                                     1,295         1,482
   Florida State, Board of Education,
     Lottery Revenue, Ser B, RB,
     FGIC Callable 07/01/10 @ 101
     5.500%, 07/01/12                                     4,050         4,502
   Florida State, Boynton Beach
     Utility System, RB, FGIC
     5.500%, 11/01/16                                     2,810         3,138
     5.375%, 11/01/14                                     2,535         2,815
   Florida State, Finance Department
     of General Services, Department
     of Environmental Protection,
     Preservation 2000 Project, Ser A,
     RB, MBIA
     6.000%, 07/01/06                                     1,000         1,119
   Florida State, Housing Financing
     Authority, Homeowner Mortgage,
     Ser 7, RB, AMT, FSA Callable
     07/01/09 @ 100
     5.200%, 01/01/31                                       875           912
   Hillsborough County, Industrial
     Development Authority, University
     Community Hospital, RB, MBIA
     6.500%, 08/15/19                                       145           175
   Jacksonville, Electric Authority,
     Electrical Systems, Ser 3-A, RB
     Callable 10/01/07 @ 101
     5.250%, 10/01/13                                     1,000         1,082

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------
                                                    FACE AMOUNT
                                                         (000)     VALUE (000)
--------------------------------------------------------------------------------
   Jacksonville, Sales Tax Revenue,
     RB, AMBAC Callable
     10/01/11 @ 100
     5.500%, 10/01/13                                    $1,435     $   1,593
     5.500%, 10/01/14                                     1,200         1,321
     5.500%, 10/01/15                                     1,550         1,696
   Jupiter, Community Center
     Project, GO
     5.500%, 07/01/21                                     1,235         1,342
   Lakeland, Electric & Water Authority,
     First Lien, Ser C, RB, FSA
     6.050%, 10/01/07                                     1,000         1,144
   Lee County, Industrial Development
     Authority, Bonita Springs Utilities
     Project, RB, AMT, MBIA Callable
     11/01/06 @ 101
     5.750%, 11/01/10                                     1,480         1,582
   Lee County, Transportation Facility,
     Ser A, RB, AMBAC Callable
     10/01/11 @ 100
     5.500%, 10/01/13                                     2,000         2,220
   Leon County, Southgate Educational
     Facilities Authority, COP, ETM
     9.000%, 09/01/14                                     2,480         3,555
   Miami, Parking Facilities
     Authority, RB, MBIA
     5.250%, 10/01/15                                     1,000         1,094
   Orange County, Health Facilities
     Authority, Ser A, RB, ETM, MBIA
     6.250%, 10/01/07                                     1,120         1,296
   Orange County, Health Facilities
     Authority, Ser C, RB, ETM, MBIA
     6.250%, 10/01/16                                     4,855         5,829
   Orlando, Aviation Authority,
     Airport Facilities, RB,
     AMT, FGIC
     5.500%, 10/01/17                                     1,810         1,953
     5.250%, 10/01/13                                       725           778
   Orlando, Aviation Authority,
     Airport Facilities, Ser A, RB,
     AMT, AMBAC Callable
     10/01/03 @ 102
     5.400%, 10/01/06                                     1,340         1,393
   Orlando, Utilities Commission
     Water & Sewer Authority,
     Sub-Ser D, RB, ETM
     6.750%, 10/01/17                                     5,385         6,585
   Osceola County, Tourist Development
     Tax Authority, Ser A, RB, FGIC
     Callable 10/01/12 @ 100
     5.500%, 10/01/15                                     1,000         1,103

--------------------------------------------------------------------------------
                                                    FACE AMOUNT
                                                         (000)     VALUE (000)
--------------------------------------------------------------------------------
   Palm Beach County, Criminal
     Justice Facility, RB
     5.000%, 06/01/15                                    $1,865     $   1,992
   Palm Beach County, Land Acquisition
     Program Authority, Ser A, GO
     Callable 06/01/11 @ 100
     5.500%, 06/01/16                                     1,200         1,305
     5.375%, 06/01/14                                     1,050         1,144
   Palm Beach County, School Board
     Authority, Ser C, COP, FSA
     Callable 08/01/12 @ 100
     5.500%, 08/01/14                                     2,735         3,031
     5.500%, 08/01/19                                     5,305         5,691
   Palm Beach County, School Board,
     COP, Ser E, AMBAC
     5.375%, 08/01/15                                     3,690         4,078
   Palm Beach County, School
     District, GO, MBIA
     5.000%, 08/01/07                                     3,600         3,946
   Palm Beach County, Solid Waste
     Authority, Ser A, RB, AMBAC
     6.000%, 10/01/10                                     6,000         6,906
   Palm Beach County, Solid Waste
     Authority, Ser A, RB,
     ETM, AMBAC
     6.000%, 10/01/09                                       300           349
   Pensacola, Airport Authority,
     Ser A, RB, AMT, MBIA
     6.250%, 10/01/09                                       505           577
   Pensacola, Airport Authority,
     Ser A, RB, AMT, MBIA
     Callable 10/01/08 @ 102
     6.000%, 10/01/12                                     1,075         1,210
   Plant City, Utility Systems
     Authority, RB, MBIA
     6.000%, 10/01/15                                       400           468
   Polk County, Utility Systems
     Authority, RB, ETM, FGIC
     6.000%, 10/01/08                                     2,250         2,525
   Sarasota County, Utility Systems
     Authority, Ser C, RB, FGIC
     Callable @ 100 10/01/12
     5.250%, 10/01/20                                     1,500         1,560
     5.250%, 10/01/19                                     2,785         2,920
   South Broward, Hospital District
     Authority, RB, AMBAC
     Callable 05/01/03 @ 102
     7.500%, 05/01/08                                     1,000         1,044

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2002



FLORIDA TAX-EXEMPT BOND FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                     FACE AMOUNT
                                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   Tampa, Allegany Health Systems
     Authority, St Mary's Hospital,
     RB, ETM, MBIA Callable
     12/01/03 @ 102
     5.000%, 12/01/12                                    $7,280     $   7,502
   Tampa, Guaranteed Entitlement,
     RB, AMBAC
     6.000%, 10/01/07                                     2,190         2,501
     6.000%, 10/01/08                                     1,500         1,722
     6.000%, 10/01/18                                       500           575
   Tampa, Ser A, RB, AMBAC
     Callable 10/01/11 @ 101
     5.375%, 10/01/14                                     1,640         1,800
   Tampa, Utility Tax & Special
     Revenue Authority, RB, AMBAC
     6.000%, 10/01/06                                     2,385         2,688
                                                                     --------
                                                                      140,178
                                                                     --------
PUERTO RICO (13.3%)
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser A, RB, AMBAC
     5.500%, 07/01/14                                     2,995         3,390
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser E, RB, FSA
     5.500%, 07/01/17                                     1,160         1,307
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser Z, RB, MBIA
     6.250%, 07/01/14                                     2,100         2,517
   Puerto Rico Commonwealth,
     Public Buildings Authority,
     Government Facilities, Ser A,
     RB, AMBAC
     6.250%, 07/01/13                                     1,000         1,194
   Puerto Rico Commonwealth,
     Public Financial Corporation,
     Commonwealth Appropriation
     Committee, Ser E, RB, AMBAC
     5.500%, 08/01/27                                     3,000         3,270
   Puerto Rico Commonwealth, Public
     Improvements Project, GO, FSA
     5.500%, 07/01/16                                     2,500         2,823
   Puerto Rico Commonwealth,
     Public Improvements Project,
     Ser A, GO, FGIC
     5.500%, 07/01/11                                     1,000         1,126


--------------------------------------------------------------------------------
                                                    FACE AMOUNT
                                                     (000)/SHARES  VALUE (000)
--------------------------------------------------------------------------------
   Puerto Rico Commonwealth,
     Public Improvements Project,
     Ser A, GO, MBIA
     5.500%, 07/01/18                                    $1,000      $  1,121
     5.500%, 07/01/21                                     5,000         5,479
                                                                     --------
                                                                       22,227
                                                                     --------
Total Municipal Bonds
     (Cost $155,979)                                                  162,405
                                                                     --------
CASH EQUIVALENT (2.6%)
   SEI Institutional Tax Free Fund                    4,297,563         4,298
                                                                     --------
Total Cash Equivalent
     (Cost $4,298)                                                      4,298
                                                                     --------
Total Investments (100.1%)
   (Cost $160,277)                                                    166,703
                                                                     --------
OTHER ASSETS AND LIABILITIES (-0.1%)
Investment Advisory Fee Payable                                           (83)
Distribution Fee Payable                                                  (18)
Administration Fee Payable                                                 (9)
Other Assets and Liabilities                                             (130)
                                                                     --------
Total Other Assets and Liabilities, Net                                  (240)
                                                                     --------
NET ASSETS:
Paid in Capital -- Trust Shares
   (unlimited authorization -- no par value)
   based on 11,476,744 outstanding shares
   of beneficial interest                                             121,445
Paid in Capital -- Investor Shares
   (unlimited authorization -- no par value)
   based on 544,986 outstanding shares
   of beneficial interest                                               5,803
Paid in Capital -- Flex Shares
   (unlimited authorization -- no par value)
   based on 2,915,394 outstanding shares
   of beneficial interest                                              32,052
Undistributed net investment income                                         9
Accumulated net realized gain on investments                              728
Net unrealized appreciation on investments                              6,426
                                                                     --------
Total Net Assets (100.0%)                                            $166,463
                                                                     ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                                     $11.14
                                                                     ========
Net Asset Value and Redemption
   Price Per Share -- Investor Shares                                  $11.14
                                                                     ========
Maximum Offering Price Per Share -- Investor
   Shares ($11.14 / 96.25%)                                            $11.57
                                                                     ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares (1)                                  $11.16
                                                                     ========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 40.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


GEORGIA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------
                                                      FACE AMOUNT
                                                         (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (95.7%)
GEORGIA (95.7%)
   Atlanta & Fulton County,
     Recreational Authority, Park
     Improvement, RB, AMBAC
     Callable 12/01/10 @ 101
     5.500%, 12/01/13                                    $1,005      $  1,107
     5.250%, 12/01/16                                     1,050         1,117
   Atlanta, Airport Facilities
     Authority, RB, AMBAC
     6.500%, 01/01/06                                     1,000         1,118
   Atlanta, Water & Sewer
     Authority, RB, ETM
     6.000%, 01/01/11                                     1,000         1,156
   Augusta, Water & Sewer
     Authority, RB, FSA Callable
     10/01/12 @ 100
     5.250%, 10/01/14                                     1,640         1,768
   Bibb County, GO
     7.000%, 01/01/04                                       985         1,042
   Brunswick, Water & Sewer
     Authority, RB, MBIA
     6.100%, 10/01/14                                     1,000         1,170
   Cherokee County, School Systems,
     GO Callable 08/01/11 @ 101
     5.250%, 08/01/15                                     1,000         1,072
   Clarke County, Hospital Authority,
     Athens Regional Medical Control
     Project, RB, MBIA
     5.375%, 01/01/07                                     1,425         1,569
   Clarke County, Hospital Authority,
     Athens Regional Medical
     Control Project, RB, MBIA
     Callable 01/01/12 @ 101
     5.375%, 01/01/16                                       585           622
     5.375%, 01/01/17                                       870           919
   Clayton County, Development
     Authority Revenue, Tuff Archives
     Project, Ser A, RB, MBIA
     Callable 07/01/12 @ 100
     5.250%, 07/01/15                                       790           847
     5.250%, 07/01/16                                       875           931
   Clayton County, Water & Sewer
     Authority, RB, AMBAC
     Callable 05/01/06 @ 102
     5.350%, 05/01/09                                       800           872
   Cobb County & Marietta, Water
     Authority, RB Callable
     11/01/12 @ 102
     5.500%, 11/01/13                                     1,560         1,762
   Cobb County, Water & Sewer
     Authority, RB Callable
     07/01/04 @ 102
     5.125%, 07/01/06                                     1,000         1,067

--------------------------------------------------------------------------------
                                                      FACE AMOUNT
                                                         (000)     VALUE (000)
--------------------------------------------------------------------------------
   Cobb-Marietta County, Coliseum
     & Expo Project, RB, MBIA
     5.500%, 10/01/12                                    $  940      $  1,053
   Coweta County, Development
     Authority, Newnan Water, Sewer
     & Light Community Project,
     RB, AMBAC Callable
     01/01/10 @ 101
     5.250%, 01/01/14                                     1,700         1,816
   Coweta County, Water & Sewer
     Authority, RB Callable
     06/01/11 @ 102
     5.250%, 06/01/14                                       395           429
     5.000%, 06/01/12                                     1,470         1,587
   Dalton, Utilities Authority,
     RB, MBIA
     6.000%, 01/01/08                                     3,240         3,671
   DeKalb County, Development
     Authority, Emory University
     Project, Ser A, RB
     5.375%, 11/01/05                                     1,650         1,801
   DeKalb County, Development
     Authority, Emory University
     Project, Ser A, RB Callable
     11/01/05 @ 101
     5.200%, 11/01/08                                       500           544
   DeKalb County, School
     District, Ser A, GO
     6.250%, 07/01/11                                     1,500         1,762
   DeKalb County, Special
     Recreation Tax District, GO
     5.000%, 12/01/12                                     2,000         2,174
     5.000%, 12/01/13                                       750           814
   DeKalb County, Water & Sewer
     Authority, RB Callable
     10/01/10 @ 101
     5.250%, 10/01/12                                     1,000         1,099
   Douglasville - Douglas County,
     Water & Sewer Authority,
     RB, AMBAC
     5.625%, 06/01/15                                     1,390         1,565
   Downtown Smyrna, Development
     Authority, RB, AMBAC
     5.250%, 02/01/14                                     1,050         1,147
   Fayette County, Public Facility
     Authority, Criminal Justice
     Center Project, RB Callable
     06/01/11 @ 101
     5.000%, 06/01/15                                       940           983

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2002



GEORGIA TAX-EXEMPT BOND FUND--CONTINUED
--------------------------------------------------------------------------------
                                                      FACE AMOUNT
                                                         (000)     VALUE (000)
--------------------------------------------------------------------------------
   Fayette County, Public Facility
     Authority, Criminal Justice
     Center Project, RB Prerefunded
     @ 101 (F)
     6.250%, 06/01/10                                    $  700      $    826
   Fayette County, School
     District, GO, ETM
     6.250%, 03/01/07                                       450           513
   Forsyth County, School
     District, GO
     6.500%, 07/01/06                                     1,000         1,136
   Forsyth County, School District,
     GO Callable 02/01/10 @ 102
     6.000%, 02/01/15                                     1,000         1,124
     5.750%, 02/01/11                                     3,000         3,383
   Forsyth County, School District,
     GO, MBIA Prerefunded
     @ 102 (F)
     5.350%, 07/01/05                                       780           860
   Forsyth County, Water & Sewer
     Authority, RB Callable 04/01/11
     @ 101
     5.000%, 04/01/18                                     1,000         1,029
   Fulton County, School
     District, GO
     6.375%, 05/01/17                                       500           602
     5.250%, 01/01/12                                     1,000         1,098
   Fulton County, Water & Sewer
     Authority, RB, ETM, FGIC
     6.375%, 01/01/14                                     1,000         1,187
   Gainesville, Water & Sewer
     Revenue, RB, FSA Callable
     11/15/11 @ 100
     5.250%, 11/15/16                                     1,555         1,647
     5.250%, 11/15/17                                     1,000         1,053
   Georgia Municipal, Electric
     Authority Revenue, Ser B, RB,
     ETM, MBIA
     5.700%, 01/01/19                                     1,000         1,117
   Georgia State, Housing & Financial
     Authority, Single-Family
     Mortgage, Sub-Ser B-1, RB
     Callable 06/01/05 @ 102
     5.550%, 12/01/07                                       550           585
   Georgia State, Housing & Financial
     Authority, Single-Family
     Mortgage, Sub-Ser B-1, RB,
     FHA Callable 06/01/06 @ 102
     5.600%, 12/01/11                                       450           474
     5.550%, 12/01/10                                       325           344


--------------------------------------------------------------------------------
                                                      FACE AMOUNT
                                                         (000)     VALUE (000)
--------------------------------------------------------------------------------
   Georgia State, Municipal Electric
     Authority, RB, ETM Callable
     01/06/03 @ 100
     8.000%, 01/01/15                                    $1,900      $  2,541
   Georgia State, Private Colleges &
     Universities Authority, Emory
     University Project, Ser A, RB
     5.250%, 09/01/09                                     1,500         1,661
   Georgia State, Ser C, GO
     6.250%, 08/01/13                                     1,650         1,964
   Georgia State, Ser D, GO
     Callable 11/01/11 @ 100
     5.000%, 11/01/15                                     1,000         1,054
   Griffin Combined Public Utility
     Revenue, RB, Ambac (H)
     Callable 01/01/13 @ 102
     5.000%, 01/01/15                                     1,140         1,206
   Gwinnet County, GO
     4.000%, 01/01/10                                     1,330         1,362
   Gwinnett County, Recreational
     Authority, RB
     5.875%, 02/01/07                                       420           471
     5.800%, 02/01/06                                       660           728
   Gwinnett County, School
     District, Ser B, GO
     6.400%, 02/01/06                                       500           560
     6.400%, 02/01/07                                     1,500         1,712
   Hall County, School
     District, Ser B, GO
     6.300%, 12/01/05                                       675           756
   Henry County, Henry Medical
     Center Project, RB, AMBAC
     Callable 07/01/07 @ 102
     5.500%, 07/01/08                                       545           608
   Henry County, Henry Medical
     Center Project, RB, AMBAC
     Prerefunded @ 102 (F)
     5.500%, 07/01/07                                     1,640         1,862
   Henry County, School District,
     GO Callable 08/01/11 @ 100
     5.125%, 08/01/13                                     1,500         1,615
   Henry County, School
     District, Ser A, GO
     6.450%, 08/01/11                                       500           586
     6.150%, 08/01/06                                       150           169
   Henry County, School
     District, Ser B, GO
     6.300%, 08/01/08                                       300           347

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



--------------------------------------------------------------------------------
                                                      FACE AMOUNT
                                                         (000)     VALUE (000)
--------------------------------------------------------------------------------
   Henry County, Water & Sewer
     Authority, RB, AMBAC
     6.150%, 02/01/20                                    $2,465      $  2,864
   Henry County, Water & Sewer
     Authority, RB, FGIC
     6.000%, 02/01/18                                     1,055         1,220
     5.625%, 02/01/16                                       940         1,055
   Houston County, School District,
     Intergovernmental Contract,
     COP, MBIA Prerefunded
     @ 102 (F)
     6.000%, 03/01/04                                     2,000         2,148
   Medical Center Hospital Authority,
     Columbus Regional Health Care
     System, RB, MBIA Prerefunded
     @ 102 (F)
     6.000%, 08/01/05                                     1,340         1,502
   Mercer County, Private Colleges
     & Universities, Mercer University
     Project, RB, ETM, MBIA
     6.400%, 11/01/11                                     1,675         2,009
   Meriwether County, School
     District, GO, FSA
     7.000%, 02/01/06                                       740           842
   Metropolitan Atlanta, Rapid
     Transportation Authority,
     Ser A, RB, MBIA
     6.250%, 07/01/07                                       500           573
   Metropolitan Atlanta, Rapid
     Transportation Authority,
     Ser D, RB, ETM
     7.000%, 07/01/11                                       250           308
   Metropolitan Atlanta, Rapid
     Transportation Authority, Ser E,
     RB, ETM Callable 01/06/03
     @ 100
     7.000%, 07/01/11                                     1,165         1,417
   Metropolitan Atlanta, Rapid
     Transportation Authority,
     Ser N, RB
     6.000%, 07/01/07                                     1,000         1,122
   Metropolitan Atlanta, Rapid
     Transportation Authority,
     Ser P, RB, AMBAC
     6.250%, 07/01/08                                     1,000         1,156
   Milledgeville, Water & Sewer
     Authority, RB, FSA
     6.000%, 12/01/16                                     1,000         1,164
     6.000%, 12/01/21                                     1,000         1,143


--------------------------------------------------------------------------------
                                                      FACE AMOUNT
                                                         (000)     VALUE (000)
--------------------------------------------------------------------------------
   Murray County, School District,
     Sales Tax Project, GO
     5.000%, 10/01/05                                    $  875      $    944
   Newton County, Hospital Authority,
     Newton Health Systems Project,
     RB, AMBAC Callable
     02/01/10 @ 101
     5.750%, 02/01/11                                       780           863
     5.750%, 02/01/12                                       825           908
   Paulding County, School
     District, GO, MBIA
     6.000%, 02/01/10                                     1,000         1,141
   Paulding County, School
     District, Ser A, GO
     6.625%, 02/01/07                                     1,000         1,150
     6.625%, 02/01/08                                       525           610
   Rome, Water & Sewer Authority,
     RB, AMBAC
     5.250%, 01/01/09                                       775           852
   Savannah, Water & Sewer
     Authority, RB, ETM Callable
     06/01/03 @ 100
     6.450%, 12/01/04                                     1,000         1,092
   Valdosta & Lowndes County,
     Hospital Authority, South
     Georgia Medical Center Project,
     RB, AMBAC Callable
     10/01/12 @ 101
     5.500%, 10/01/14                                       940         1,028
     5.500%, 10/01/15                                       965         1,050
   Vidalia, Water & Sewer Authority,
     RB, ETM, Callable 07/01/03
     @ 101
     6.000%, 07/01/07                                       605           689
   Walker, Dade & Catoosa Counties,
     Hutchinson Medical, Ser A,
     RB, FSA Callable 10/01/07
     @ 102
     5.500%, 10/01/08                                     1,370         1,517
                                                                     --------
                                                                      105,131
                                                                     --------
Total Municipal Bonds
     (Cost $99,620)                                                   105,131
                                                                     --------

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2002



GEORGIA TAX-EXEMPT BOND FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                         SHARES     VALUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENTS (4.1%)
   Federated Tax Free
     Reserve Fund                                     4,146,219      $  4,146
   SEI Institutional
     Tax Free Fund                                      367,122           367
                                                                     --------
Total Cash Equivalents
     (Cost $4,513)                                                      4,513
                                                                     --------
Total Investments (99.8%)
   (Cost $104,133)                                                   $109,644
                                                                     --------
OTHER ASSETS AND LIABILITIES (0.2%)
Investment Advisory Fee Payable                                           (55)
Distribution Fee Payable                                                   (7)
Administration Fee Payable                                                 (6)
Other Assets and Liabilities                                              279
                                                                     --------
Total Other Assets and Liabilities, Net                                   211
                                                                     --------
NET ASSETS:
Paid in Capital -- Trust Shares
   (unlimited authorization -- no par value)
   based on 8,887,140 outstanding shares
   of beneficial interest                                              88,215
Paid in Capital -- Investor Shares
   (unlimited authorization -- no par value)
   based on 246,605 outstanding shares
   of beneficial interest                                               2,404
Paid in Capital -- Flex Shares
  (unlimited authorization -- no par value)
  based on 1,436,535 outstanding shares
   of beneficial interest                                              14,603
Undistributed net investment income                                         2
Accumulated net realized loss on investments                             (880)
Net unrealized appreciation on investments                              5,511
                                                                     --------
Total Net Assets (100.0%)                                            $109,855
                                                                     ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                                     $10.39
                                                                     ========
Net Asset Value and Redemption
   Price Per Share -- Investor Shares                                  $10.40
                                                                     ========
Maximum Offering Price Per
   Share -- Investor Shares ($10.40 / 96.25%)                          $10.81
                                                                     ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares (1)                                  $10.40
                                                                     ========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 40.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


HIGH INCOME FUND
--------------------------------------------------------------------------------
                                                      FACE AMOUNT
                                                         (000)     VALUE (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (95.1%)
AUTOPARTS (3.6%)
   Cummins (B)
     9.500%, 12/01/10                                    $  500      $    525
   Dana
     6.500%, 03/15/08                                     1,000           875
   Dana Credit (B)
     8.375%, 08/15/07                                       500           475
   Metaldyne (B) Callable
     06/15/07 @ 105.5
     11.000%, 06/15/12                                    1,000           830
   Stoneridge Callable
     05/01/07 @ 105.75
     11.500%, 05/01/12                                      100            94
                                                                     --------
                                                                        2,799
                                                                     --------
BROADCASTING (4.1%)
   Corus Entertainment Callable
     03/01/07 @ 104.375
     8.750%, 03/01/12                                       500           529
   Grupo Televisa
     8.500%, 03/11/32                                       750           694
   Paxson Communication (A) Callable
     01/15/06 @ 106.12
     15.519%, 01/15/09                                    1,500           930
   Paxson Communication
     Callable 07/15/05 @ 105.375
     10.750%, 07/15/08                                      500           492
   Spanish Broadcasting
     Callable 11/01/04 @ 104.813
     9.625%, 11/01/09                                       500           517
                                                                     --------
                                                                        3,162
                                                                     --------
BUILDING & CONSTRUCTION (2.4%)
   Standard Pacific
     9.250%, 04/15/12                                       250           246
   WCI Communities Callable
     02/15/06 @ 105.313
     10.625%, 02/15/11                                    1,000           975
   WCI Communities Callable
     05/01/07 @ 104.56
     9.125%, 05/01/12                                       750           671
                                                                     --------
                                                                        1,892
                                                                     --------
CABLE (6.6%)
   Adelphia Communications (J) (K)
     10.875%, 10/01/10                                      250            97
   Adelphia Communications,
     Ser B (J) (K)
     10.500%, 07/15/04                                      500           197
   British Sky Broadcasting
     7.300%, 10/15/06                                       100           103
   Charter Communications Holdings
     10.750%, 10/01/09                                    1,500           758

--------------------------------------------------------------------------------
                                                      FACE AMOUNT
                                                         (000)     VALUE (000)
--------------------------------------------------------------------------------
   Comcast
     10.625%, 07/15/12                                   $  340      $    359
   Echostar DBS (K) Callable
     10/01/04 @ 105.188
     10.375%, 10/01/07                                    1,000         1,050
   Echostar DBS Callable
     02/01/04 @ 104.69
     9.375%, 02/01/09                                       525           541
   Echostar DBS Callable
     01/15/06 @ 104.563
     9.125%, 01/15/09                                       500           513
   Mediacom LLC (K) Callable
     01/15/06 @ 104.75
     9.500%, 01/15/13                                     1,250         1,113
   Mediacom LLC, Ser B
     Callable 04/15/03 @ 104.25
     8.500%, 04/15/08                                       400           356
                                                                     --------
                                                                        5,087
                                                                     --------
CHEMICALS (2.4%)
   Compass Minerals Group
     Callable 08/15/06 @ 105
     10.000%, 08/15/11                                      750           810
   IMC Global, Ser B Callable
     06/01/06 @ 105.630
     11.250%, 06/01/11                                      750           833
   OM Group Callable
     12/15/06 @ 104.625
     9.250%, 12/15/11                                       500           213
                                                                     --------
                                                                        1,856
                                                                     --------
CONSUMER PRODUCTS (4.3%)
   American Achievement, Ser B
     Callable 01/01/05 @ 105.813
     11.625%, 01/01/07                                      750           795
   Amerigas Partner (B)
     8.875%, 05/20/11                                       500           520
   Chattem, Ser B Callable
     04/01/03 @ 104.437
     8.875%, 04/01/08                                       750           772
   Hasbro
     6.600%, 07/15/28                                     1,500         1,230
                                                                     --------
                                                                        3,317
                                                                     --------
ENERGY (4.2%)
   Compton Petroleum (B)
     Callable 05/15/06 @ 104.95
     9.900%, 05/15/09                                       500           520
   Magnum Hunter Callable
     06/01/02 @ 105
     10.000%, 06/01/07                                      250           261
   Stone Energy Callable
     12/15/06 @ 104.125
     8.250%, 12/15/11                                     1,000         1,040

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2002



HIGH INCOME FUND--CONTINUED
--------------------------------------------------------------------------------
                                                      FACE AMOUNT
                                                         (000)     VALUE (000)
--------------------------------------------------------------------------------
   Swift Energy Callable
     05/01/07 @ 104.688
     9.375%, 05/01/12                                    $  750      $    720
   Tesoro Petroleum Callable
     04/01/07 @ 104.813
     9.625%, 04/01/12                                       500           340
   Tesoro Petroleum, Ser B
     Callable 11/01/05 @ 104.81
     9.625%, 11/01/08                                       500           355
                                                                     --------
                                                                        3,236
                                                                     --------
ENTERTAINMENT (7.0%)
   Argosy Gaming Company
     Callable 06/01/04 @ 105.38
     10.750%, 06/01/09                                      500           556
   MGM Mirage
     9.750%, 06/01/07                                       500           551
   Pinnacle Entertainment, Ser B
     Callable 08/01/02 @ 104.75
     9.500%, 08/01/07                                       100            86
   Resort International Hotel &
     Casino Callable 03/15/07 @ 106
     11.500%, 03/15/09                                      500           448
   Six Flags Callable
     02/01/06 @ 104.44
     8.875%, 02/01/10                                     1,000           930
   Sun International Hotels
     Callable 08/15/06 @ 104.438
     8.875%, 08/15/11                                     1,750         1,794
   Venetian Casino (B) Callable
     06/15/06 @ 105.50
     11.000%, 06/15/10                                    1,000         1,040
                                                                     --------
                                                                        5,405
                                                                     --------
FINANCIAL SERVICES (1.7%)
   AmeriCredit (B) Callable
     05/01/06 @ 104.63
     9.250%, 05/01/09                                     1,000           780
   Capital One Financial
     7.250%, 12/01/03                                       200           194
     7.250%, 05/01/06                                       375           353
                                                                     --------
                                                                        1,327
                                                                     --------
FOOD, BEVERAGE & TOBACCO (4.5%)
   B&G Foods, Ser D Callable
     08/01/03 @ 103.208
     9.625%, 08/01/07                                       125           129
   Burns Philp Capital Property
     (B) Callable 07/15/07
     @ 104.875
     9.750%, 07/15/12                                     1,500         1,517
   Del Monte, Ser B Callable
     05/15/06 @ 104.63
     9.250%, 05/15/11                                       500           510
--------------------------------------------------------------------------------
                                                      FACE AMOUNT
                                                         (000)     VALUE (000)
--------------------------------------------------------------------------------
   Land O Lakes Callable
     11/15/06 @ 104.38
     8.750%, 11/15/11                                    $1,500      $    855
   Swift (B) Callable 10/01/06
     @ 105.063
     10.125%, 10/01/09                                      500           462
                                                                     --------
                                                                        3,473
                                                                     --------
HOTELS & LODGING (1.6%)
   John Q Hammons Hotels, Ser B
     Callable 05/15/07 @ 104.438
     8.875%, 05/15/12                                       500           501
   MeriStar Hospitality Operating
     Partnership LP Callable
     12/15/05 @ 105.25
     10.500%, 06/15/09                                      750           724
                                                                     --------
                                                                        1,225
                                                                     --------
INDUSTRIAL (8.8%)
   AK Steel (B) Callable
     06/15/07 @ 103.875
     7.750%, 06/15/12                                     1,000         1,010
   Case (K), Ser B
     6.250%, 12/01/03                                       535           518
   Federal-Mogul (J)
     7.375%, 01/15/06                                       175            26
   Foamex LP (B) Callable
     04/01/06 @ 105.375
     10.750%, 04/01/09                                      500           360
   Johnsondiversey (B)
     Callable 05/15/07 @ 104.813
     9.625%, 05/15/12                                       100           103
   NMGH Holding Callable
     05/15/06 @ 105
     10.000%, 05/15/09                                    1,500         1,530
   Polaroid (J)
     11.500%, 02/15/06                                      100             5
   Polaroid, Ser A, MTN (I)
     6.750%, 01/15/02                                       100            --
   Trimas (B) Callable
     06/15/07 @ 104.938
     9.875%, 06/15/12                                     1,500         1,523
   UCAR Finance Callable
     02/15/07 @ 105.125
     10.250%, 02/15/12                                      250           200
   Xerox
     5.500%, 11/15/03                                     1,050         1,013
   Xerox, Ser E, MTN
     5.250%, 12/15/03                                       500           481
                                                                     --------
                                                                        6,769
                                                                     --------
10

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



--------------------------------------------------------------------------------
                                                      FACE AMOUNT
                                                         (000)     VALUE (000)
--------------------------------------------------------------------------------
MEDICAL & MEDICAL PRODUCTS (7.5%)
   Fisher Scientific International
     Callable 05/01/07 @ 104.06
     8.125%, 05/01/12                                    $  500      $    519
   Fresenius Medical Capital Trust II
     7.875%, 02/01/08                                       150           147
   Healthsouth
     8.375%, 10/01/11                                       750           641
   Pacificare Health Systems (K)
     Callable 06/01/06 @ 105.375
     10.750%, 06/01/09                                    1,500         1,605
   Rotech Healthcare (B) Callable
     04/01/07 @ 104.75
     9.500%, 04/01/12                                       625           628
   United Surgical Partners
     Callable 12/15/06 @ 105
     10.000%, 12/15/11                                    1,710         1,763
   US Oncology Callable
     02/01/07 @ 104.813
     9.625%, 02/01/12                                       500           508
                                                                     --------
                                                                        5,811
                                                                     --------
PAPER & PACKAGING (1.1%)
   Berry Plastics Callable
     07/15/07 @ 105.375
     10.750%, 07/15/12                                      250           271
   Bway (B) Callable 10/15/06 @ 105
     10.000%, 10/15/10                                      100           102
   Constar International
     11.000%, 12/01/12                                      500           493
                                                                     --------
                                                                          866
                                                                     --------
PRINTING & PUBLISHING (2.6%)
   Dex Media East (B) Callable
     11/15/06 @ 104.938
     9.875%, 11/15/09                                       250           266
   Dex Media East (B) Callable
     11/15/07 @ 106.063
     12.125%, 11/15/12                                      250           271
   Primedia Callable
     04/01/03 @ 103.81
     7.625%, 04/01/08                                       500           446
   RH Donnelley (B) (H) Callable
     12/15/07 @ 105.438
     10.875%, 12/15/12                                      250           266
   RH Donnelley (B) (H) Callable
     12/15/06 @ 104.438
     8.875%, 12/15/10                                       250           262
   Von Hoffman Press
     10.250%, 03/15/09                                      500           470
                                                                     --------
                                                                        1,981
                                                                     --------
--------------------------------------------------------------------------------
                                                      FACE AMOUNT
                                                         (000)     VALUE (000)
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (1.7%)
   Crescent Real Estate Equities
     Callable 04/15/06 @ 104.625
     9.250%, 04/15/09                                    $1,000      $  1,030
   Ventas Realty LP
     9.000%, 05/01/12                                       250           254
                                                                     --------
                                                                        1,284
                                                                     --------
RETAIL (7.4%)
   Asbury Automotive Group
     Callable 06/15/07 @ 104.5
     9.000%, 06/15/12                                     1,000           920
   Cole National Group Callable
     05/15/07 @ 104.438
     8.875%, 05/15/12                                       250           225
   Finlay Fine Jewelry Callable
     05/01/03 @ 104.19
     8.375%, 05/01/08                                       100            93
   Fleming (K) Callable 05/01/07
     @ 104.94
     9.875%, 05/01/12                                       750           457
   Fleming (K), Ser D Callable
     07/31/02 @ 105.313
     10.625%, 07/31/07                                      750           506
   Great Atlantic & Pacific Tea
     Callable 12/15/06 @ 104.563
     9.125%, 12/15/11                                       750           544
   Ingles Markets Callable
     12/01/06 @ 104.438
     8.875%, 12/01/11                                     1,000           925
   Office Depot
     10.000%, 07/15/08                                      500           568
   Roundy's (B) Callable
     06/15/07 @ 104.438
     8.875%, 06/15/12                                     1,500         1,508
                                                                     --------
                                                                        5,746
                                                                     --------
SERVICES (3.4%)
   Allied Waste (B)
     9.250%, 09/01/12                                       500           517
   Coinmach Callable
     02/01/06 @ 104.5
     9.000%, 02/01/10                                       500           525
   IESI (B) Callable
     06/15/07 @ 105.12
     10.250%, 06/15/12                                      500           488
   IPC Acquistion Callable
     12/15/05 @ 105.750
     11.500%, 12/15/09                                      400           340
   National Waterworks (B)
     Callable 12/01/07 @ 105.25
     10.500%, 12/01/12                                      250           263

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2002



HIGH INCOME FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                      FACE AMOUNT
                                                         (000)     VALUE (000)
--------------------------------------------------------------------------------
   Service International (B)
     7.700%, 04/15/09                                    $  500      $    480
                                                                     --------
                                                                        2,613
                                                                     --------
TELEPHONE & TELECOMMUNICATIONS (14.9%)
   AT&T Canada
     7.650%, 09/15/06                                       750           120
   AT&T Wireless Services
     8.750%, 03/01/31                                     1,500         1,387
   Crown Castle International (K)
     10.750%, 08/01/11                                    1,000           898
   Horizon PCS Callable
     12/15/06 @ 106.87
     13.750%, 06/15/11                                      400            74
   Intermedia Communication, (K)
     Ser B (J)
     11.250%, 07/15/07                                    1,500           720
   Panamsat (B) Callable
     02/01/07 @ 104.25
     8.750%, 02/01/12                                     1,500         1,466
   Rogers Cantel Callable
     06/01/03 @ 104.69
     9.375%, 06/01/08                                       750           705
   Rogers Cantel Callable
     10/01/02 @ 104.15
     8.300%, 10/01/07                                       750           690
   Rural Cellular, Ser B
     Callable 05/15/03 @ 104.81
     9.625%, 05/15/08                                       631           379
   Sprint Capital
     6.125%, 11/15/08                                     1,500         1,300
   Triton PCS (A)
     13.100%, 05/01/08                                    2,000         1,760
   TSI Telecommunications
     Services, Ser B Callable
     02/01/06 @ 106.375
     12.750%, 02/01/09                                    1,000           875
   Voicestream Wireless (A)
     Callable 11/15/04 @ 105.94
     10.736%, 11/15/09                                    1,325         1,126
                                                                     --------
                                                                       11,500
                                                                     --------
TRANSPORTATION (1.2%)
   Continental Airlines (K)
     8.000%, 12/15/05                                       150            79
   Laidlaw (K), Ser B, Callable
     04/15/02 @ 105.75
     11.500%, 04/15/07                                    1,075           763
   Stena (B) Callable 12/01/07
     @ 104.813
     9.625%, 12/01/12                                       100           102
                                                                     --------
                                                                          944
                                                                     --------
--------------------------------------------------------------------------------
                                                      FACE AMOUNT
                                                     (000)/SHARES   VALUE (000)
--------------------------------------------------------------------------------
UTILITIES (4.1%)
   Calpine
     8.500%, 02/15/11 (K)                                $  300      $    136
     7.875%, 04/01/08                                        75            33
     7.625%, 04/15/06 (K)                                   435           204
   El Paso Energy Partners (B)
     Callable 06/01/06 @ 104.25
     8.500%, 06/01/11                                       750           684
   El Paso Energy Partners (B)
     Callable 12/01/07 @ 105.313
     10.625%, 12/01/12                                      500           505
   El Paso Energy Partners, Ser B
     Callable 12/01/06 @ 104.25
     8.500%, 06/01/11                                       250           228
   Kansas Gas & Electric
     6.500%, 08/01/05                                       250           241
   Mission Energy Holding
     13.500%, 07/15/08                                    1,950           429
   Westar Energy
     9.750%, 05/01/07                                       750           675
                                                                     --------
                                                                        3,135
                                                                     --------
Total Corporate Obligations
     (Cost $82,775)                                                    73,428
                                                                     --------
CASH EQUIVALENT (3.7%)
   SEI Daily Income Trust Prime
     Obligation Fund                                  2,877,649         2,878
                                                                     --------
Total Cash Equivalent
     (Cost $2,878)                                                      2,878
                                                                     --------
REPURCHASE AGREEMENT (0.2%)
   Morgan Stanley
     1.00%, dated 11/29/02, matures
     12/02/02, repurchase price
     $193,186 (collateralized by a
     U.S. Treasury Note: total
     market value $197,046) (G)                          $  193           193
                                                                     --------
Total Repurchase Agreement
     (Cost $193)                                                          193
                                                                     --------
Total Investments (99.0%)
   (Cost $85,846)                                                      76,499
                                                                     --------
Other Assets and Liabilities, Net (1.0%)                                  796
                                                                     --------
Net Assets (100.0%)                                                  $ 77,295
                                                                     ========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 40.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------
                                                      FACE AMOUNT
                                                         (000)     VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (9.6%)
   U.S. Treasury Bonds
     7.500%, 11/15/16                                   $35,275      $ 44,584
     6.250%, 05/15/30                                    31,800        36,611
     5.750%, 11/15/05                                     1,900         2,073
     5.375%, 02/15/31                                     3,500         3,673
                                                                     --------
Total U.S. Treasury Obligations
     (Cost $77,475)                                                    86,941
                                                                     --------
U.S. GOVERNMENT AGENCY OBLIGATIONS (1.5%) FNMA (K)
     5.250%, 08/01/12                                    13,900        14,013
                                                                     --------
Total U.S. Government Agency Obligations
     (Cost $13,876)                                                    14,013
                                                                     --------
U.S. AGENCY MORTGAGE-BACKED
   OBLIGATIONS (21.1%)
   FHLMC
     6.500%, 02/01/17                                     9,855        10,336
   FNMA
     7.000%, 05/01/32                                    26,999        28,188
   GNMA
     8.500%, 04/15/31                                    21,337        23,075
     8.000%, 08/15/31 to 09/15/31                        58,480        62,724
     7.000%, 04/15/32 to 07/15/32                        24,626        25,875
     6.000%, 12/15/31                                    39,902        41,076
                                                                     --------
Total U.S. Agency Mortgage-
     Backed Obligations
     (Cost $186,621)                                                  191,274
                                                                     --------
CORPORATE OBLIGATIONS (54.4%)
BANKS (3.1%)
   Bank of America (K)
     4.875%, 09/15/12                                    11,600        11,367
   KFW International Finance,
     Ser DTC
     2.500%, 10/17/05                                     8,000         7,919
   Wachovia
     6.800%, 06/01/05                                     8,000         8,730
                                                                     --------
                                                                       28,016
                                                                     --------
ELECTRICAL SERVICES (2.0%)
   Alabama Power, Ser Q
     5.500%, 10/15/17                                     4,050         4,023
   Carolina Power & Light
     6.500%, 07/15/12                                     4,575         4,804
   Dominion Resources, Ser B
     7.625%, 07/15/05                                     5,800         6,264
   Pacificorp
     6.900%, 11/15/11                                     3,000         3,323
                                                                     --------
                                                                       18,414
                                                                     --------

--------------------------------------------------------------------------------
                                                      FACE AMOUNT
                                                         (000)     VALUE (000)
--------------------------------------------------------------------------------
FINANCE (17.6%)
   Boeing Capital (K)
     5.650%, 05/15/06                                   $ 9,000      $  9,389
   Capital One Bank
     6.500%, 07/30/04                                     5,000         4,886
   CIT Group
     5.500%, 02/15/04                                    13,000        13,195
   Countrywide Home Loan,
     MTN, Ser F
     6.510%, 02/11/05                                    17,500        18,572
   EOP Operating LP
     6.500%, 06/15/04                                     4,575         4,754
   Ford Motor Credit (K)
     6.875%, 02/01/06                                    16,825        16,619
   GE Capital (K), MTN, Ser A
     6.750%, 03/15/32                                    16,500        17,531
   General Motors Acceptance (K)
     8.000%, 11/01/31                                    14,000        13,660
   Golden West Financial
     4.125%, 08/15/07                                     5,000         5,036
   Household Finance (K)
     5.750%, 01/30/07                                     9,800         9,721
   International Lease Finance,
     MTN, Ser M
     5.950%, 06/06/05                                    17,150        17,839
   National Rural Utilities
     Cooperative Finance (K)
     5.250%, 07/15/04                                     4,025         4,178
   Washington Mutual Financial
     8.250%, 06/15/05                                     7,650         8,539
   Wells Fargo Finance
     5.500%, 08/01/12                                    15,125        15,518
                                                                     --------
                                                                      159,437
                                                                     --------
FOOD, BEVERAGE & TOBACCO (3.9%)
   Coca-Cola Enterprises
     8.500%, 02/01/22                                    10,000        12,600
   Conagra Foods
     6.750%, 09/15/11                                     4,575         5,086
   Philip Morris
     7.500%, 04/01/04                                    16,450        17,252
                                                                     --------
                                                                       34,938
                                                                     --------
FOREIGN GOVERNMENTS (2.2%)
   Province of Ontario
     6.000%, 02/21/06                                     9,050         9,776
   Quebec Province, Ser NN
     7.125%, 02/09/24                                     8,600         9,987
                                                                     --------
                                                                       19,763
                                                                     --------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2002



INVESTMENT GRADE BOND FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                      FACE AMOUNT
                                                         (000)     VALUE (000)
--------------------------------------------------------------------------------
INDUSTRIAL (10.9%)
   Alcoa (K)
     4.250%, 08/15/07                                   $ 9,000      $  9,130
   Anadarko Petroleum
     6.125%, 03/15/12                                     4,575         4,873
   Cardinal Health
     4.450%, 06/30/05                                     2,000         2,075
   CBS
     7.875%, 09/01/23                                     3,900         4,504
   Computer Sciences
     7.500%, 08/08/05                                    13,400        14,427
   Conoco
     6.950%, 04/15/29                                     9,750        10,737
   Daimler Chrysler (K)
     7.200%, 09/01/09                                    12,950        13,873
   Diageo Capital
     3.500%, 11/19/07                                     4,825         4,724
   Federated Department Stores (K)
     6.625%, 04/01/11                                     4,575         4,861
   Ford Motor
     6.625%, 10/01/28                                     9,000         6,930
   Kerr-McGee
     5.875%, 09/15/06                                     2,775         2,953
     5.375%, 04/15/05                                     1,530         1,598
   Masco
     5.875%, 07/15/12                                     4,550         4,703
   Viacom (K)
     5.625%, 05/01/07                                     9,000         9,503
   Weyerhaeuser
     7.950%, 03/15/25                                     3,850         4,305
                                                                     --------
                                                                       99,196
                                                                     --------
INSURANCE (1.6%)
   Allstate
     7.875%, 05/01/05                                    13,250        14,625
                                                                     --------
INVESTMENT BANKERS/BROKER DEALERS (8.2%)
   Donaldson Lufkin Jenrette, MTN
     6.150%, 05/04/04                                     8,000         8,380
   Goldman Sachs
     6.600%, 01/15/12                                    12,350        13,371
   Merrill Lynch, MTN, Ser B
     5.350%, 06/15/04                                    12,500        13,000
   Morgan Stanley Dean Witter
     7.250%, 04/01/32                                    18,000        19,832
   Salomon Smith Barney Holdings
     6.500%, 02/15/08                                    17,960        19,599
                                                                     --------
                                                                       74,182
                                                                     --------
TELEPHONE & TELECOMMUNICATIONS (3.8%)
   Ameritech Capital Funding
     6.450%, 01/15/18                                    11,450        11,412
   AT&T Broadband (K)
     9.455%, 11/15/22                                     4,300         4,769


--------------------------------------------------------------------------------
                                                      FACE AMOUNT
                                                         (000)     VALUE (000)
--------------------------------------------------------------------------------
   AT&T Wireless
     8.125%, 05/01/12                                   $ 5,650      $  5,424
   Verizon
     5.875%, 01/17/12                                    12,350        12,663
                                                                     --------
                                                                       34,268
                                                                     --------
TRANSPORTATION (1.1%)
   Norfolk Southern
     7.800%, 05/15/27                                     4,625         5,423
   Union Pacific
     5.750%, 10/15/07                                     4,600         4,927
                                                                     --------
                                                                       10,350
                                                                     --------
Total Corporate Obligations
     (Cost $480,910)                                                  493,189
                                                                     --------
MORTGAGE RELATED (6.4%)
   Bank One Issuance Trust,
     Ser 2002-A4, Cl A4
     2.940%, 06/16/08                                    12,950        12,924
   Capital Auto Receivables
     Asset Trust, Ser 2002-4, Cl A4
     2.640%, 03/17/08                                     8,000         7,979
   GE Capital, Ser 2002-1A, Cl A3
     6.269%, 12/10/35                                    14,200        15,359
   GMAC Communication Mortgage
     Securities, Ser 2002-C2, Cl A3
     5.713%, 10/15/38                                     5,175         5,410
   Harley-Davidson Motorcycle
     Trust, Ser 2002-2, Cl A2
     3.090%, 06/15/10                                     6,000         6,030
   JP Morgan Chase Commercial
     Mortgage Security, Ser 2002-C1,
     Cl A3
     5.376%, 07/12/12                                    10,350        10,554
                                                                     --------
Total Mortgage Related
     (Cost $56,818)                                                    58,256
                                                                     --------
REPURCHASE AGREEMENT (6.3%)
   UBS Warburg
     1.290%, dated 11/29/02, matures
     12/02/02, repurchase price
     $56,740,169 (collateralized by U.S.
     Treasury STRIPS: total market
     value $57,869,717) (G)                              56,734        56,734
                                                                     --------
Total Repurchase Agreement
     (Cost $56,734)                                                    56,734
                                                                     --------
Total Investments (99.3%)
   (Cost $872,434)                                                    900,407
                                                                     --------
Other Assets and Liabilities, Net (0.7%)                                6,415
                                                                     --------
Net Assets (100.0%)                                                  $906,822
                                                                     ========
    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 40.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


INVESTMENT GRADE TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------
                                                      FACE AMOUNT
                                                         (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (99.6%)
ALABAMA (12.0%)
   Alabama State, Public School &
     College Authority, Capital
     Improvement Project, Ser C,
     RB Callable 07/01/11 @ 100
     5.750%, 07/01/17                                   $ 3,950      $  4,318
   Auburn University, Ser A, RB,
     MBIA Callable 06/01/11 @ 100
     6.000%, 06/01/15                                     3,835         4,313
   Huntsville, Ser A, GO Callable
     05/01/12 @ 102
     5.750%, 05/01/19                                     2,800         3,096
     5.625%, 05/01/16                                     2,375         2,629
   Jefferson County, Sewer Authority,
     Capital Improvements Projects,
     Ser A, RB, FGIC Prerefunded
     @ 101 (F)
     5.750%, 02/01/09                                    10,000        11,415
                                                                     --------
                                                                       25,771
                                                                     --------
ARIZONA (3.3%)
   Arizona State, Transportation
     Board Highway Authority,
     Ser B, RB Callable 07/01/12
     @ 100
     5.250%, 07/01/14                                     2,000         2,166
     5.250%, 07/01/17                                     1,500         1,589
   Arizona State, University &
     College Improvements Project,
     RB, FGIC Callable 07/01/12
     @ 100
     5.500%, 07/01/15                                     1,665         1,823
   Scottsdale, Municipal
     Property, RB (H)
     5.500%, 07/01/14                                     1,420         1,591
                                                                     --------
                                                                        7,169
                                                                     --------
CALIFORNIA (10.8%)
   California State, Department
     Water Reserve Power Supply,
     Ser A, RB
     5.500%, 05/01/05                                     3,000         3,199
   California State, Department
     Water Reserve Power Supply,
     Ser A, RB, AMBAC Callable
     05/01/12 @ 101
     5.500%, 05/01/15                                     5,000         5,510
     5.500%, 05/01/16                                     6,000         6,564
   California State, Department
     Water Resident Center, Water
     System Project, Ser Y, RB, FGIC (H)
     5.000%, 12/01/06                                     5,000         5,414

--------------------------------------------------------------------------------
                                                      FACE AMOUNT
                                                         (000)     VALUE (000)
--------------------------------------------------------------------------------
   Orange County, Loma Ridge/Data
     Center Project, COP, AMBAC
     Prerefunded @ 100 (F)
     6.000%, 06/01/19                                   $ 2,075      $  2,405
                                                                     --------
                                                                       23,092
                                                                     --------
COLORADO (7.4%)
   Colorado State, Health Facilities
     Authority, North Colorado
     Medical Center Project, RB,
     MBIA (C) Callable 01/01/03 @ 100
     1.150%, 05/15/20                                     2,800         2,800
   Larimer County, School District
     No. R 1, FGIC, GO Callable
     12/15/10 @ 100
     6.000%, 12/15/15                                     3,000         3,394
     6.000%, 12/15/16                                     3,000         3,361
     6.000%, 12/15/17                                     4,000         4,501
   Regional Transition District, State
     Sales Tax, Ser B, RB, AMBAC
     Callable 11/01/12 @ 100
     5.500%, 11/01/17                                     1,655         1,793
                                                                     --------
                                                                       15,849
                                                                     --------
CONNECTICUT (4.1%)
   Connecticut State, New Money
     Project, Ser D, GO Callable
     11/15/12 @ 100
     5.375%, 11/15/17                                     5,000         5,398
   Connecticut State, Ser E, GO, FSA
     5.000%, 11/15/09                                     3,000         3,303
                                                                     --------
                                                                        8,701
                                                                     --------
FLORIDA (12.2%)
   Dade County, Water & Sewer
     System Authority, RB, FGIC
     Callable 10/01/03 @ 102
     5.000%, 10/01/07                                     3,000         3,135
   Florida State, Board Capital
     Outlay, Public Education
     Project, Ser C, GO Callable
     06/01/05 @ 101
     5.300%, 06/01/09                                     7,395         7,902
   Palm Beach County, State School
     Board, Ser C, COP, FSA
     Callable 08/01/12 @ 100
     5.500%, 08/01/15                                     2,825         3,112
   Palm Beach County, State School
     Board, Ser E, COP, AMBAC,
     5.375%, 08/01/14                                     2,000         2,213
     5.375%, 08/01/15                                     4,750         5,249

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2002



INVESTMENT GRADE TAX-EXEMPT BOND FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                      FACE AMOUNT
                                                         (000)     VALUE (000)
--------------------------------------------------------------------------------
   Tampa, Water & Sewer
     Authority, RB, FSA (H)
     6.000%, 10/01/15                                   $ 2,000      $  2,333
     6.000%, 10/01/17                                     1,920         2,236
                                                                     --------
                                                                       26,180
                                                                     --------
GEORGIA (2.6%)
   Metropolitan Atlanta, Rapid
     Transit Authority, State Sales
     Tax Project, Ser A, RB, MBIA
     Callable 07/01/06 @ 102
     5.400%, 07/01/12                                     5,000         5,477
                                                                     --------
ILLINOIS (2.9%)
   Chicago, School Finance Authority,
     Ser A, GO, FGIC Callable
     11/06/03 @ 102
     6.250%, 06/01/09                                     6,000         6,140
                                                                     --------
IOWA (1.1%)
   Des Moines, Public Parking
     System, Ser A, RB, FGIC
     Callable 06/01/10 @ 100
     6.375%, 06/01/18                                     2,005         2,316
                                                                     --------
KANSAS (4.5%)
   Johnson County, Unified School
     District No. 233, Ser B,
     GO, FGIC
     5.500%, 09/01/15                                     1,815         2,033
   Wyandotte County, School
     District No. 500, GO, FSA
     Callable 09/01/12 @ 100
     5.500%, 09/01/17                                     2,000         2,163
     5.500%, 09/01/19                                     5,000         5,342
                                                                     --------
                                                                        9,538
                                                                     --------
LOUISIANA (4.5%)
   Shreveport, Water & Sewer
     Authority, Ser A, RB, FGIC (H)
     4.500%, 12/01/08                                     4,895         5,139
     4.000%, 12/01/06                                     4,320         4,493
                                                                     --------
                                                                        9,632
                                                                     --------
MASSACHUSETTS (5.4%)
   Massachusetts State, Water
     Pollution Abatement, Treatment
     Pool Project, Ser 6, RB Callable
     08/01/10 @ 101
     5.625%, 08/01/17                                     6,250         6,735
     5.625%, 08/01/16                                     2,500         2,726

--------------------------------------------------------------------------------
                                                      FACE AMOUNT
                                                         (000)     VALUE (000)
--------------------------------------------------------------------------------
   Massachusetts State, Water
     Pollution Abatement, Treatment
     Pool Project, Ser 8, RB Callable
     08/01/12 @ 100
     5.000%, 08/01/16                                   $ 2,000      $  2,079
                                                                     --------
                                                                       11,540
                                                                     --------
MICHIGAN (4.5%)
   Michigan State, Municipal
     Authority, RB Callable
     10/01/07 @ 101
     5.200%, 10/01/13                                     2,000         2,152
   Michigan State, Ser D, RB, FSA (C)
     Callable 01/01/03 @ 100
     1.125%, 09/15/09                                     7,500         7,500
                                                                     --------
                                                                        9,652
                                                                     --------
MISSISSIPPI (1.2%)
   Jackson, Public School District,
     Ser B, GO, AMBAC Callable
     10/01/10 @ 100
     5.750%, 10/01/15                                     2,275         2,504
                                                                     --------
MISSOURI (4.5%)
   Missouri State, Highways &
     Transportation Commission,
     Ser A, RB Callable 02/01/11
     @ 100
     5.625%, 02/01/18                                     8,885         9,612
                                                                     --------
NEW JERSEY (1.3%)
   New Jersey State, Highway
     Authority, Garden State Parkway
     Project, RB, FGIC
     5.500%, 01/01/15                                     2,500         2,788
                                                                     --------
NEW YORK (2.0%)
   Buffalo, School District, Ser D,
     GO, FGIC Callable 12/15/11
     @ 100
     5.500%, 12/15/14                                     1,075         1,181
   New York State, Dorm Authority,
     City University Project, RB,
     FSA Callable 07/01/14 @ 100
     5.750%, 07/01/18                                     2,790         3,178
                                                                     --------
                                                                        4,359
                                                                     --------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



--------------------------------------------------------------------------------
                                                      FACE AMOUNT
                                                         (000)     VALUE (000)
--------------------------------------------------------------------------------
NORTH CAROLINA (1.6%)
   Charlotte, Water & Sewer Systems,
     RB Prerefunded @ 101 (F)
     5.750%, 06/01/10                                   $ 2,000      $  2,300
   North Carolina State, Medical Care
     Community Hospital, Mercy
     Hospital Project, RB, ETM
     Callable 01/06/03 @ 102
     6.500%, 08/01/15                                     1,000         1,024
                                                                     --------
                                                                        3,324
                                                                     --------
OHIO (3.3%)
   Cleveland, City School District,
     Ser A, GO, FGIC Prerefunded
     @ 102 (F)
     5.875%, 12/01/02                                     1,000         1,020
   Cleveland, Income Tax Revenue
     Authority, RB, AMBAC (C)
     1.150%, 05/15/24                                     3,000         3,000
   Ohio State, Infrastructure
     Improvement, Ser A, GO
     Callable 02/01/10 @ 101
     5.750%, 02/01/13                                     1,300         1,444
   Ohio State, Water Development
     Authority, Fresh Water Project,
     RB, AMBAC, ETM Callable
     06/01/05 @ 102
     5.700%, 06/01/08                                     1,520         1,671
                                                                     --------
                                                                        7,135
                                                                     --------
SOUTH CAROLINA (1.5%)
   Clemson University, South
     Carolina Revenue, RB, AMBAC,
     Callable 05/01/09 @ 101
     6.250%, 05/01/15                                     2,725         3,127
                                                                     --------
TEXAS (3.3%)
   Dallas, Waterworks & Sewer
     Systems, Ser A, RB (H)
     5.000%, 10/01/06                                     5,000         5,386
   Irving, Waterworks & Sewer
     Authority, RB Callable
     06/15/09 @ 100.5
     5.950%, 06/15/19                                     1,460         1,604
                                                                     --------
                                                                        6,990
                                                                     --------
WASHINGTON (2.3%)
   Washington State, Ser VR 96A,
     GO (C) Callable 01/01/03 @ 100
     1.110%, 06/01/20                                     5,000         5,000
                                                                     --------


--------------------------------------------------------------------------------
                                                    SHARES/FACE
                                                    AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
PUERTO RICO (3.3%)
   Puerto Rico Commonwealth, Public
     Improvement Project, GO, FSA
     5.500%, 07/01/16                                   $ 2,500      $  2,823
   Puerto Rico Commonwealth, Public
     Improvement Project, Ser A,
     GO, FGIC
     5.500%, 07/01/22                                     3,960         4,314
                                                                     --------
                                                                        7,137
                                                                     --------
Total Municipal Bonds
     (Cost $210,303)                                                  213,033
                                                                     --------
CASH EQUIVALENTS (8.8%)
   Federated Tax Free
     Reserve Fund                                    10,605,645        10,606
   SEI Institutional Tax
     Free Fund                                        8,209,425         8,209
                                                                     --------
Total Cash Equivalents
     (Cost $18,815)                                                    18,815
                                                                     --------
Total Investments (108.4%)
   (Cost $229,118)                                                    231,848
                                                                     --------
Other Assets and Liabilities, Net (-8.4%)                             (17,955)
                                                                     --------
Net Assets (100.0%)                                                  $213,893
                                                                     ========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 40.
                                                                              17

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2002



LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
--------------------------------------------------------------------------------
                                                    SHARES/FACE
                                                    AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (8.8%)
   U.S. Treasury Notes
     5.875%, 11/15/05                                  $$ 9,650      $ 10,563
     4.375%, 05/15/07 (K)                                 3,000         3,153
     4.000%, 11/15/12                                    10,000         9,826
     3.000%, 01/31/04                                     3,720         3,779
                                                                     --------
Total U.S. Treasury Obligations
     (Cost $26,903)                                                    27,321
                                                                     --------
U.S. GOVERNMENT AGENCY OBLIGATIONS (2.5%)
   FNMA
     6.625%, 10/15/07                                     5,000         5,649
     5.250%, 08/01/12 (K)                                 1,970         1,986
                                                                     --------
Total U.S. Government Agency Obligations
     (Cost $7,258)                                                      7,635
                                                                     --------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS (80.2%)
   FHLMC
     6.500%, 02/01/17                                    11,875        12,454
   FNMA
     8.500%, 04/01/17                                       178           194
     7.000%, 11/01/16 to 05/01/32                        69,690        72,849
     6.500%, 06/01/13 to 10/01/16                         8,753         9,195
     6.000%, 09/01/13 to 09/01/32                        80,025        82,703
   GNMA
     9.000%, 11/15/17                                       269           298
     8.500%, 04/15/31                                     2,574         2,783
     8.000%, 06/15/30 to 09/15/31                        30,456        32,666
     7.000%, 07/15/31 to 09/15/31                        11,446        12,028
     6.500%, 11/15/31                                    13,265        13,803
     6.000%, 12/15/31                                     8,033         8,269
                                                                     --------
Total U.S. Agency Mortgage-Backed Obligations
     (Cost $243,498)                                                  247,242
                                                                     --------
CASH EQUIVALENT (0.0%)
   SEI Liquid Asset Trust Prime
     Obligation Fund                                      3,950             4
                                                                     --------
Total Cash Equivalent
     (Cost $4)                                                              4
                                                                     --------
REPURCHASE AGREEMENT (7.8%)
   Morgan Stanley
     1.280%, dated 11/29/02, matures
     12/02/02, repurchase price
     $23,895,388 (collateralized by
     FNMA obligations: total market
     value $24,370,781) (G)                             $23,893        23,893
                                                                     --------
Total Repurchase Agreement
     (Cost $23,893)                                                    23,893
                                                                     --------

--------------------------------------------------------------------------------

                                                                   VALUE (000)
--------------------------------------------------------------------------------
Total Investments (99.3%)
   (Cost $301,556)                                                   $306,095
                                                                     --------
OTHER ASSETS AND LIABILITIES (0.7%)
Collateral Received on Securities Loaned                                4,989
Payable upon Return of Securities Loaned                               (4,989)
Investment Advisory Fee Payable                                          (150)
Distribution Fee Payable                                                  (37)
Administration Fee Payable                                                (17)
Other Assets and Liabilities                                            2,240
                                                                     --------
Total Other Assets and Liabilities, Net                                 2,036
                                                                     --------
NET ASSETS:
Paid in Capital -- Trust Shares
   (unlimited authorization -- no par value)
   based on 20,694,561 outstanding shares
   of beneficial interest                                             211,414
Paid in Capital -- Investor Shares
   (unlimited authorization -- no par value)
   based on 683,688 outstanding shares
   of beneficial interest                                               7,123
Paid in Capital -- Flex Shares
   (unlimited authorization -- no par value)
   based on 8,177,747 outstanding shares
   of beneficial interest                                              85,051
Distributions in excess of net investment income                       (1,882)
Accumulated net realized gain on investments                            1,886
Net unrealized appreciation on investments                              4,539
                                                                     --------
Total Net Assets (100.0%)                                            $308,131
                                                                     ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                                     $10.42
                                                                     ========
Net Asset Value and Redemption
   Price Per Share -- Investor Shares                                  $10.41
                                                                     ========
Maximum Offering Price Per Share --
   Investor Shares ($10.41 / 97.50%)                                   $10.68
                                                                     ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares (1)                                  $10.43
                                                                     ========



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 40.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



MARYLAND MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                    FACE AMOUNT
                                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (96.9%)
MARYLAND (84.1%)
   Anne Arundel County, GO
     6.000%, 02/01/07                                    $1,000       $ 1,131
   Baltimore County, Consolidated
     Public Improvement, GO
     Callable  06/01/11 @ 101
     5.000%, 06/01/18                                       835           868
   Baltimore County, Consolidated
     Public Improvement, GO
     Callable 07/01/08 @ 101
     4.750%, 07/01/09                                       500           541
   Baltimore, Board of Education,
     Administration Project, Ser A,
     COP, MBIA
     5.250%, 04/01/05                                       750           805
   Baltimore, GO, MBIA
     7.000%, 10/15/10                                       500           614
   Baltimore, Pollution Control,
     General Motors Project, RB
     5.350%, 04/01/08                                     1,070         1,186
   Baltimore, Ser A, RB, FGIC
     5.900%, 07/01/10                                     1,000         1,144
     5.900%, 07/01/13                                       900         1,039
   Frederick County, GO
     Callable 07/01/09 @ 101
     5.250%, 07/02/11                                     1,000         1,105
   Frederick County, GO
     Callable 12/01/10 @ 101
     5.200%, 12/01/19                                       500           524
   Frederick County, Mount Saint
     Mary's College, Ser A, RB
     Callable 03/01/10 @ 101
     5.500%, 09/01/16                                       565           575
   Howard County, Ser A, GO
     Callable 02/15/12 @ 100
     5.250%, 08/15/13                                     1,180         1,295
   Howard County, Construction
     Project, Ser A, GO Callable
     02/15/12 @ 100
     5.250%, 08/15/14                                     1,000         1,084
   Maryland State, Community
     Development Administration,
     RB, FHA
     4.100%, 07/01/08                                       285           293
   Maryland State, Community
     Development Administration,
     Ser C, RB, FHA Callable
     03/01/10 @ 100
     5.650%, 09/01/12                                       475           511

--------------------------------------------------------------------------------
                                                    FACE AMOUNT
                                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   Maryland State, Community
     Development Administration,
     Ser E, RB, FHA Callable
     09/01/09 @ 100
     5.700%, 09/01/17                                    $  900       $   943
   Maryland State, Community
     Development Administration,
     Ser F, RB, AMT Callable
     09/01/09 @ 100
     5.900%, 09/01/19                                     1,000         1,039
   Maryland State, Community
     Development Administration,
     Single Family Program,
     Second Ser, RB
     4.700%, 04/01/11                                     1,000         1,028
   Maryland State, Community
     Development Administration,
     Single-Family Housing, 1st Ser,
     RB, FHA Callable 04/01/07
     @ 101.50
     5.600%, 04/01/18                                       320           334
   Maryland State, Department of
     Transportation County
     Authority, RB
     5.500%, 02/01/13                                       975         1,089
   Maryland State, Economic
     Development Authority, RB
     Callable 09/15/12 @ 100
     5.000%, 09/15/14                                       500           533
   Maryland State, Economic
     Development Corporation,
     Baltimore County Project, RB (E),
     Callable 12/04/02 @ 100
     1.200%, 11/01/31                                     1,250         1,250
   Maryland State, Economic
     Development Corporation,
     Department of Transportation
     Headquarters Project, RB
     Callable 06/01/12 @ 100.5
     5.375%, 06/01/19                                     1,000         1,060
   Maryland State, Economic
     Development Corporation,
     Frostburg State University Project,
     Ser A, RB Callable 10/01/12 @ 101
     5.500%, 10/01/15                                       250           256
   Maryland State, Economic
     Development Corporation, Morgan
     State University Project, Ser A, RB
     5.200%, 07/01/12                                       680           703

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2002



MARYLAND MUNICIPAL BOND FUND--CONTINUED
--------------------------------------------------------------------------------
                                                    FACE AMOUNT
                                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   Maryland State, Economic
     Development Corporation,
     University Village at Sheppard
     Pratt Project, RB, ACA Callable
     07/01/11 @ 101
     5.875%, 07/01/21                                    $  250       $   260
   Maryland State, Health & Higher
     Education Authority, North
     Arundel Hospital Project, RB,
     MBIA Callable 07/01/03 @ 100
     5.750%, 07/01/21                                       450           457
   Maryland State, Health & Higher
     Education Authority, Union
     Hospital of Cecil County Project,
     RB Callable 07/01/12 @ 100
     5.750%, 07/01/20                                       500           520
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Board of Child Care Project, RB
     4.500%, 07/01/09                                       600           609
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Board of Child Care Project, RB
     Callable 07/01/12 @ 100
     5.500%, 07/01/13                                     1,000         1,066
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Carroll County General
     Hospital, RB (H)
     4.400%, 07/01/09                                       910           919
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Carroll County General Hospital,
     RB Callable 07/01/12 @ 100
     6.000%, 07/01/21                                       250           258
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Catholic Health Initiatives, Ser A,
     RB Callable 06/01/10 @ 101
     6.000%, 12/01/24                                       250           269
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Charity Obligated Group, RB
     Prerefunded @ 100 (C) (F)
     4.600%, 11/01/03                                       265           273
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Hebrew Home of Greater
     Washington, RB Callable
     01/01/12 @ 100
     5.700%, 01/01/21                                       480           490
     5.700%, 01/01/22                                       510           519

--------------------------------------------------------------------------------
                                                    FACE AMOUNT
                                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Johns Hopkins Hospital
     Project, RB
     5.000%, 05/15/09                                    $  700       $   753
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Mercy Medical Center Project,
     RB Callable 07/01/11 @ 100
     5.625%, 07/01/31                                     1,000           985
   Maryland State, Health & Higher
     Educational Facilities Authority,
     North Arundel Hospital Project,
     RB Callable 07/01/10 @ 101
     6.500%, 07/01/26                                       400           423
   Maryland State, Health & Higher
     Educational Facilities Authority,
     University of Maryland Medical
     Project, RB
     6.000%, 07/01/05                                       100           108
     5.000%, 07/01/09                                     1,020         1,086
   Maryland State, Health & Higher
     Educational Facilities Authority,
     University of Maryland Medical
     Project, RB Callable 07/01/11
     @ 100
     5.750%, 07/01/21                                     1,725         1,784
   Maryland State, Individual
     Development Financing
     Authority, Baltimore Aquarium
     Project, Ser B, RB Callable
     11/01/12 @ 100
     5.500%, 11/01/17                                       500           533
   Maryland State, Ser 2, GO
     5.500%, 07/15/13                                     1,150         1,295
   Maryland State, Stadium
     Authority, Sports Facility
     Project, RB, AMBAC Callable
     03/01/06 @ 101
     5.800%, 03/01/26                                       250           268
   Maryland State, State & Local
     Facilities Loan, First Ser, GO
     5.125%, 08/01/05                                       535           578
   Maryland State, State & Local
     Facilities Loan, First Ser, GO
     Callable 03/01/08 @ 101
     4.750%, 03/01/09                                       500           539
   Maryland State, State & Local
     Facilities Loan, Second Ser, GO
     Callable 06/15/06 @ 100.5
     5.250%, 06/15/08                                       500           547

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



--------------------------------------------------------------------------------
                                                    FACE AMOUNT
                                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   Maryland State, State & Local
     Facilities Loan, Second Ser, GO
     Callable 07/15/09 @ 101
     5.250%, 07/15/12                                    $1,000       $ 1,102
   Maryland State, State & Local
     Facilities Loan, Third Ser, GO
     5.000%, 10/15/06                                       750           822
   Maryland State, State & Local
     Facilities Loan, Third Ser, GO
     Callable 10/15/06 @ 100
     5.000%, 10/15/07                                       525           568
   Maryland State, State & Local
     Facilities, Capital Improvement
     Project, Ser A, GO
     5.500%, 08/01/14                                     1,000         1,124
   Maryland State, Transportation
     Authority, Baltimore/Washington
     International Airport, Ser B, RB,
     AMBAC Callable 03/01/12 @ 101
     5.375%, 03/01/15                                     1,000         1,063
   Maryland State, Transportation
     Authority, RB, ETM, Callable
     01/06/03 @ 100
     6.800%, 07/01/16                                       120           142
   Montgomery County, Consolidated
     Public Improvements, Ser A, GO
     5.800%, 07/01/07                                       500           566
     5.700%, 07/01/05                                       675           738
   Montgomery County, Equipment
     Acquisition Program, COP
     4.500%, 06/01/06                                     1,000         1,071
   Montgomery County, Housing
     Opportunity, Aston Woods
     Apartments Project, Ser A, RB
     Callable 05/15/08 @ 102
     4.900%, 05/15/31                                       600           625
   Montgomery County, Housing
     Opportunity, Housing
     Development Project, RB
     Callable 07/01/10 @ 100
     6.000%, 07/01/20                                       990         1,047
   Montgomery County, Housing
     Opportunity, RB (C)
     1.280%, 11/01/20                                     1,200         1,200
   Montgomery County, Housing
     Opportunity, Single-Family
     Mortgage, Ser A, RB Callable
     01/01/11 @ 100
     4.450%, 07/01/17                                       500           522
   Montgomery County, Trinity
     Healthcare Group, RB Callable
     12/01/11 @ 100
     5.500%, 12/01/16                                     1,000         1,066

--------------------------------------------------------------------------------
                                                    FACE AMOUNT
                                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   Northeast Maryland, Waste
     Disposal Authority, Resources
     Recreation Project, Ser A, RB
     6.000%, 07/01/06                                    $1,000       $ 1,083
   Prince Georges County,
     Consolidated Public
     Improvements, GO, FSA (H)
     5.000%, 05/15/06                                       500           544
   Queen Annes County, Public
     Facilities, GO, FGIC
     5.125%, 11/15/06                                       350           386
   St. Mary's County, Consolidated
     Public Improvements, GO
     5.500%, 07/01/11                                     1,165         1,316
   Talbot County, Public Facilities,
     GO Callable 03/15/12 @ 101
     5.375%, 03/15/17                                     1,455         1,572
   University of Maryland, Ser A, RB
     5.000%, 04/01/05                                       400           428
   Washington, Suburban
     Sanitation District, GO
     5.000%, 06/01/05                                       355           381
   Washington, Suburban Sanitation
     District, GO Callable
     06/01/04 @ 102
     4.625%, 06/01/06                                       750           790
                                                                      -------
                                                                       53,645
                                                                      -------
GUAM (0.9%)
   Guam, Ser A, RB, FSA
     5.000%, 12/01/09                                       500           550
                                                                      -------
PUERTO RICO (11.9%)
   Puerto Rico Commonwealth,
     GO, MBIA
     5.650%, 07/01/15                                     1,500         1,721
   Puerto Rico Commonwealth,
     Housing Bank & Finance Agency,
     Affordable Housing Mortgage
     Portfolio, Ser I, RB, AMT, GNMA
     Callable 04/01/05 @ 102
     6.250%, 04/01/29                                       625           650
   Puerto Rico Commonwealth, Public
     Improvements Project, Ser A,
     GO, FGIC
     5.500%, 07/01/15                                       500           566
     5.250%, 07/01/12                                       600           666
   Puerto Rico Commonwealth, Public
     Improvements, FSA, GO Callable
     07/01/11 @ 100
     5.125%, 07/01/30                                     1,250         1,266

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2002



MARYLAND MUNICIPAL BOND FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                    SHARES/FACE
                                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Puerto Rico Commonwealth,
     Public Improvements, Ser A, GO
     5.500%, 07/01/17                                    $  500       $   559
     5.500%, 07/01/18                                     1,500         1,633
   Puerto Rico Public Finance
     Corporation, Ser A, MBIA
     Callable 08/01/11 @ 100
     5.500%, 08/01/20                                       500           535
                                                                      -------
                                                                        7,596
                                                                      -------
Total Municipal Bonds
     (Cost $60,205)                                                    61,791
                                                                      -------
CASH EQUIVALENT (1.8%)
   Federated Tax-Free
     Obligation Fund                                  1,120,987         1,121
                                                                      -------
Total Cash Equivalent
     (Cost $1,121)                                                      1,121
                                                                      -------
Total Investments (98.7%)
   (Cost $61,326)                                                      62,912
                                                                      -------
OTHER ASSETS AND LIABILITIES (1.3%)
Investment Advisory Fee Payable                                           (30)
Distribution Fee Payable                                                  (20)
Administration Fee Payable                                                 (4)
Other Assets and Liabilities                                              890
                                                                      -------
Total Other Assets and Liabilities, Net                                   836
                                                                      -------
NET ASSETS:
Paid in Capital --Trust Shares
   (unlimited authorization -- no par value)
   based on 3,588,914 outstanding shares
   of beneficial interest                                              36,160
Paid in Capital -- Flex Shares
   (unlimited authorization -- no par value)
   based on 2,510,050 outstanding shares
   of beneficial interest                                              25,801
Distributions in excess of net investment income                          (22)
Accumulated net realized gain on investments                              223
Net unrealized appreciation on investments                              1,586
                                                                      -------
Total Net Assets (100.0%)                                             $63,748
                                                                      =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                                     $10.44
                                                                      =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares (1)                                  $10.47
                                                                      =======




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 40.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



SHORT-TERM BOND FUND
--------------------------------------------------------------------------------
                                                    FACE AMOUNT
                                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (17.1%)
   U.S. Treasury Notes
     5.875%, 11/15/04                                   $ 1,600      $  1,717
     4.625%, 05/15/06 (K)                                15,000        15,923
     4.375%, 05/15/07 (K)                                10,000        10,509
     3.500%, 11/15/06 (K)                                10,000        10,199
     3.000%, 11/30/03 to 02/29/04                        14,300        14,529
     2.250%, 07/31/04                                     3,000         3,017
   U.S. Treasury STRIPS (D)
     6.530%, 08/15/03                                     1,250         1,238
                                                                     --------
Total U.S. Treasury Obligations
     (Cost $57,496)                                                    57,132
                                                                     --------
U.S. GOVERNMENT AGENCY OBLIGATIONS (8.6%)
   FHLB, Ser 322 (K)
     3.250%, 08/15/05                                    10,000        10,132
   FHLMC
     7.000%, 07/15/05                                     3,000         3,330
     4.250%, 06/15/05                                    10,000        10,399
   FNMA
     4.500%, 10/17/06                                     5,000         5,129
                                                                     --------
Total U.S. Government Agency Obligations
     (Cost $28,714)                                                    28,990
                                                                     --------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS (3.4%)
   FHLMC
     6.000%, 07/01/06                                     3,498         3,613
   FNMA
     7.000%, 01/01/27                                       611           640
   FNMA, REMIC, Ser 1996-30, Cl PC
     7.000%, 11/25/20                                       448           448
   FNMA, REMIC, Ser 2002-27, Cl QA
     5.250%, 04/25/10                                     6,000         6,110
   GNMA
     8.000%, 11/15/09                                       507           546
                                                                     --------
Total U.S. Agency Mortgage-Backed Obligations
     (Cost $11,096)                                                    11,357
                                                                     --------
REGIONAL GOVERNMENT AGENCIES (2.0%)
   Province of Ontario
     7.000%, 08/04/05                                     4,000         4,425
   Quebec Province
     5.500%, 04/11/06                                     2,000         2,141
                                                                     --------
Total Regional Government Agencies
     (Cost $6,171)                                                      6,566
                                                                     --------
CORPORATE OBLIGATIONS (53.3%)
AEROSPACE & DEFENSE (1.5%)
   Boeing Capital (K)
     5.650%, 05/15/06                                     4,500         4,695
   Raytheon
     5.700%, 11/01/03                                       500           509
                                                                     --------
                                                                        5,204
                                                                     --------

--------------------------------------------------------------------------------
                                                    FACE AMOUNT
                                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
AIR TRANSPORTATION (0.5%)
   FedEx
     6.625%, 02/12/04                                   $ 1,750      $  1,822
                                                                     --------
AUTOMOTIVE (0.7%)
   DaimlerChrysler
     7.750%, 06/15/05                                     2,250         2,432
                                                                     --------
BANKS (1.7%)
   KFW International Finance,
     Ser DTC
     4.750%, 01/24/07 (K)                                 3,000         3,146
     2.500%, 10/17/05                                     2,500         2,475
                                                                     --------
                                                                        5,621
                                                                     --------
CABLE (0.9%)
   TCI Communications
     6.375%, 05/01/03                                     3,100         3,090
                                                                     --------
FINANCE (15.6%)
   Bank of America (K)
     6.625%, 06/15/04                                     3,500         3,723
   Bank One, Ser A, MTN
     5.625%, 02/17/04                                     4,000         4,161
   Capital One Bank
     6.500%, 07/30/04                                     1,715         1,676
   CIT Group (K)
     7.125%, 10/15/04                                     4,400         4,598
   Citigroup
     5.700%, 02/06/04                                     4,000         4,161
   Duke Capital
     7.250%, 10/01/04                                     2,000         2,025
   First American Bank
     7.750%, 07/15/04                                     5,000         5,393
   Ford Motor Credit
     7.500%, 03/15/05                                     2,000         2,035
     6.875%, 02/01/06                                     2,000         1,976
   General Motors Acceptance
     6.250%, 05/01/05                                     1,000         1,016
   General Motors Acceptance, MTN
     6.380%, 01/30/04                                     5,000         5,112
     5.800%, 03/12/03                                       750           755
   Household Finance (K)
     6.000%, 05/01/04                                     5,000         5,138
   International Lease Finance (K)
     5.750%, 10/15/06                                     1,974         2,031
   Norwest Financial
     7.600%, 05/03/05                                     2,500         2,772
   Wachovia
     6.800%, 06/01/05                                     3,500         3,819
   Wells Fargo
     7.200%, 05/01/03                                     2,000         2,045
                                                                     --------
                                                                       52,436
                                                                     --------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2002



SHORT-TERM BOND FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                    FACE AMOUNT
                                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO (1.8%)
   Diageo Capital
     3.500%, 11/19/07                                   $   750      $    734
   Philip Morris
     7.000%, 07/15/05                                     2,000         2,148
   Unilever (K)
     6.750%, 11/01/03                                     3,000         3,135
                                                                     --------
                                                                        6,017
                                                                     --------
INDUSTRIAL (9.2%)
   Alcoa
     4.250%, 08/15/07                                     2,150         2,181
   Coca Cola Enterprises
     6.625%, 08/01/04                                     4,000         4,282
   Computer Associates
     International (K), Ser B
     6.375%, 04/15/05                                     1,550         1,480
   Diageo Capital PLC
     6.125%, 08/15/05                                     2,000         2,165
   IBM
     6.000%, 11/30/04                                     3,500         3,720
   Ingersoll-Rand
     5.800%, 06/01/04                                     1,900         1,977
   Kellogg
     6.625%, 01/29/04                                     3,000         3,129
   Kerr-McGee
     5.375%, 04/15/05                                     2,750         2,873
   Masco (K)
     6.750%, 03/15/06                                     1,650         1,769
   Phillips Petroleum
     8.500%, 05/25/05                                     3,500         3,941
   Procter & Gamble
     5.250%, 09/15/03                                     1,110         1,139
   Weyerhaeuser
     6.125%, 03/15/07                                     2,000         2,092
                                                                     --------
                                                                       30,748
                                                                     --------
INVESTMENT BANKERS/BROKER DEALERS (5.3%)
   Bear Stearns
     6.650%, 12/01/04                                     3,750         4,022
   Credit Suisse First Boston (K)
     5.875%, 08/01/06                                     2,750         2,874
   Goldman Sachs Group (K)
     7.625%, 08/17/05                                     3,500         3,898
   Morgan Stanley Dean Witter (K)
     7.750%, 06/15/05                                     2,000         2,211
   Paine Webber Group
     6.450%, 12/01/03                                     3,500         3,666
     6.375%, 05/15/04                                     1,000         1,059
                                                                     --------
                                                                       17,730
                                                                     --------
MEDICAL PRODUCTS (1.6%)
   Cardinal Health
     6.500%, 02/15/04                                     5,000         5,250
                                                                     --------

--------------------------------------------------------------------------------
                                                    FACE AMOUNT
                                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (0.7%)
   EOP Operating LP
     7.375%, 11/15/03                                   $ 2,125      $  2,209
                                                                     --------
SERVICES (1.3%)
   Electronic Data Systems (K)
     6.850%, 10/15/04                                     1,500         1,538
   Viacom (K)
     7.750%, 06/01/05                                     2,500         2,775
                                                                     --------
                                                                        4,313
                                                                     --------
TELEPHONE & TELECOMMUNICATIONS (2.5%)
   AT&T Wireless
     7.500%, 05/01/07                                     2,000         1,980
   British Telecom PLC
     7.875%, 12/15/05                                     4,000         4,430
   Verizon Wireless (K)
     5.375%, 12/15/06                                     2,000         2,015
                                                                     --------
                                                                        8,425
                                                                     --------
TRANSPORTATION (1.6%)
   Union Pacific
     5.840%, 05/25/04                                     5,000         5,235
                                                                     --------
UTILITIES (8.4%)
   Alabama Power, Ser M
     7.850%, 05/15/03                                     3,750         3,840
   Baltimore Gas & Electric
     6.125%, 07/01/03                                     1,750         1,785
   Dominion Resources, Ser B
     7.625%, 07/15/05                                     1,500         1,620
   Duke Energy (C)
     2.125%, 01/15/05                                     6,000         5,905
   Northern States Power
     6.125%, 12/01/05                                     5,000         5,175
   Public Service, Ser 6
     6.000%, 04/15/03                                     3,500         3,522
   Scottish Power PLC, Ser H, MTN
     6.750%, 07/15/04                                     2,500         2,647
   Southern New England
     Telephone, Ser C, MTN
     6.125%, 12/15/03                                     3,500         3,614
                                                                     --------
                                                                       28,108
                                                                     --------
Total Corporate Obligations
     (Cost $174,442)                                                  178,640
                                                                     --------
ASSET-BACKED OBLIGATIONS (7.2%)
   Bank One Issuance Trust,
     Ser 2002-A4, Cl A4
     2.940%, 06/16/08                                     4,500         4,491
   Capital Auto Receivables
     Asset Trust, Ser 2002-3, Cl A3
     3.580%, 10/16/06                                     4,500         4,581

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



--------------------------------------------------------------------------------
                                                    SHARES/FACE
                                                    AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Capital Auto Receivables Asset
     Trust, Ser 2002-4, Cl A4
     2.640%, 03/17/08                                   $ 2,000      $  1,995
   Conseco Finance Home Equity
     Trust, Ser 2001-C, Cl A3
     5.390%, 11/15/25                                     3,000         3,066
   CoreStates Home Equity Trust,
     Ser 1994-1, Cl A
     6.650%, 05/15/09                                        94            95
   Equivantage Home Equity Loan
     Trust, Ser 1996-1, Cl A (A)
     7.300%, 10/25/25                                       208           208
   Ford Credit Auto Owner Trust,
     Ser 2002-A, Cl A3A
     3.620%, 01/15/06                                     3,000         3,054
   Honda Auto Receivable Owner
     Trust, Ser 2002-1, Cl A3
     3.500%, 10/15/05                                     5,000         5,085
   Honda Automobile Receivables
     Owner Trust, Ser 2002-3, Cl A4
     3.610%, 12/18/07                                     1,500         1,522
                                                                     --------
Total Asset-Backed Obligations
     (Cost $23,800)                                                    24,097
                                                                     --------
CASH EQUIVALENTS (7.5%)
   Federated Prime Obligation
     Money Market Fund                                16,670,682       16,671
   SEI Daily Income Trust Prime
     Obligation Fund                                  8,339,898         8,340
                                                                     --------
Total Cash Equivalents
     (Cost $25,011)                                                    25,011
                                                                     --------
Total Investments (99.1%)
   (Cost $326,730)                                                    331,793
                                                                     --------
Other Assets and Liabilities, Net (0.9%)                                3,096
                                                                     --------
Net Assets (100.0%)                                                  $334,889
                                                                     ========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 40.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2002



SHORT-TERM U.S. TREASURY SECURITIES FUND
--------------------------------------------------------------------------------
                                                    SHARES/FACE
                                                    AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (93.4%)
   U.S. Treasury Notes
     2.750%, 10/31/03                                   $17,000      $ 17,198
     3.000%, 11/30/03                                    16,500        16,743
     3.250%, 12/31/03                                    17,000        17,308
     3.000%, 01/31/04                                    26,000        26,414
     4.750%, 02/15/04                                     8,500         8,819
     3.625%, 03/31/04                                     5,000         5,126
     5.250%, 05/15/04                                     9,000         9,451
     6.000%, 08/15/04                                     4,000         4,274
     5.875%, 11/15/04                                    10,000        10,731
     7.500%, 02/15/05                                     5,000         5,573
     6.500%, 08/15/05                                    30,000        33,214
     5.750%, 11/15/05                                    45,000        49,106
   U.S. Treasury STRIPS (D)
     3.710%, 11/15/04                                    23,000        22,072
                                                                     --------
Total U.S. Treasury Obligations
     (Cost $223,217)                                                  226,029
                                                                     --------
CASH EQUIVALENTS (5.9%)
   Federated U.S. Treasury
     Cash Reserves Fund                              11,500,000        11,500
   SEI Daily Income Trust
     Treasury II Fund                                 2,689,371         2,689
                                                                     --------
Total Cash Equivalents
     (Cost $14,189)                                                    14,189
                                                                     --------
Total Investments (99.3%)
   (Cost $237,406)                                                    240,218
                                                                     --------
OTHER ASSETS AND LIABILITIES (0.7%)
Investment Advisory Fee Payable                                          (116)
Distribution Fee Payable                                                  (34)
Administration Fee Payable                                                (13)
Other Assets and Liabilities                                            1,937
                                                                     --------
Total Other Assets and Liabilities, Net                                 1,774
                                                                     --------

--------------------------------------------------------------------------------

                                                                   VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Paid in Capital -- Trust Shares
   (unlimited authorization -- no par value)
   based on 11,655,447 outstanding shares
   of beneficial interest                                            $116,804
Paid in Capital -- Investor Shares
   (unlimited authorization -- no par value)
   based on 1,011,955 outstanding shares
   of beneficial interest                                              10,378
Paid in Capital -- Flex Shares
   (unlimited authorization -- no par value)
   based on 10,794,398 outstanding shares
   of beneficial interest                                             109,927
Accumulated net realized gain on investments                            2,071
Net unrealized appreciation on investments                              2,812
                                                                     --------
Total Net Assets (100.0%)                                            $241,992
                                                                     ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                                     $10.32
                                                                     ========
Net Asset Value and Redemption
   Price Per Share -- Investor Shares                                  $10.32
                                                                     ========
Maximum Offering Price Per Share --
   Investor Shares ($10.32 / 99.00%)                                   $10.42
                                                                     ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares (1)                                  $10.30
                                                                     ========




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 40.
26

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



STRATEGIC INCOME FUND
--------------------------------------------------------------------------------
                                                    FACE AMOUNT
                                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (1.4%)
   U.S. Treasury Bond
     5.250%, 02/15/29                                    $1,500      $  1,506
                                                                     --------
Total U.S. Treasury Obligations
     (Cost $1,580)                                                      1,506
                                                                     --------
U.S. GOVERNMENT AGENCY OBLIGATIONS (1.0%)
   FHLMC
     5.125%, 07/15/12                                     1,000         1,028
                                                                     --------
Total U.S. Government Agency Obligations
     (Cost $999)                                                        1,028
                                                                     --------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (27.6%)
   FHLMC REMIC, Ser 1623, Cl PG
     3.000%, 07/15/21                                     1,000         1,003
   FNMA
     7.000%, 11/01/31 to 01/01/32                         2,745         2,865
     6.500%, 04/01/31 to 05/01/32                         8,951         9,251
     6.000%, 08/01/32 to 11/01/32                         6,362         6,509
     5.934%, 11/01/11                                       990         1,062
     5.500%, 05/01/17 to 09/01/17                         5,134         5,266
   FNMA REMIC, Ser 2002-22, Cl PE
     6.500%, 11/25/30                                     1,000         1,045
   GNMA
     6.000%, 12/15/31                                     1,811         1,865
                                                                     --------
Total U.S. Government Mortgage-Backed Obligations
     (Cost $28,229)                                                    28,866
                                                                     --------
CORPORATE OBLIGATIONS (50.5%)
AUTOPARTS (2.1%)
   Cummins (B)
     9.500%, 12/01/10                                       500           525
   Dana
     6.500%, 03/15/08                                     1,000           875
   Metaldyne (B) Callable
     06/15/07 @ 105.5
     11.000%, 06/15/12                                    1,000           830
                                                                     --------
                                                                        2,230
                                                                     --------
BROADCASTING (3.8%)
   Corus Entertainment Callable
     03/01/07 @ 104.375
     8.750%, 03/01/12                                       500           529
   Entravision Communications
     Callable 03/15/06 @ 104.063
     8.125%, 03/15/09                                       500           527
   Grupo Televisa
     8.500%, 03/11/32                                       750           694
   Paxson Communications (A)
     Callable 01/15/06 @ 106.12
     14.235%, 01/15/09                                    1,000           620
   Sinclair Broadcasting Callable
     12/09/02 @ 104.5
     9.000%, 07/15/07                                       500           522

--------------------------------------------------------------------------------
                                                    FACE AMOUNT
                                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   Spanish Broadcasting Callable
     11/01/04 @ 104.813
     9.625%, 11/01/09                                    $1,000      $  1,035
                                                                     --------
                                                                        3,927
                                                                     --------
BUILDING & CONSTRUCTION (1.1%)
   Standard Pacific
     9.250%, 04/15/12                                       250           246
   WCI Communities Callable
     02/15/06 @ 105.313
     10.625%, 02/15/11                                      500           487
   WCI Communities Callable
     05/01/07 @ 104.56
     9.125%, 05/01/12                                       500           448
                                                                     --------
                                                                        1,181
                                                                     --------
CABLE (4.1%)
   Adelphia Communication (J)
     10.875%, 10/01/10                                      750           292
   British Sky Broadcasting
     7.300%, 10/15/06                                       500           516
   Charter Communications Holdings
     10.750%, 10/01/09                                      750           379
   Continental Cablevision
     8.300%, 05/15/06                                     1,000         1,030
   Echostar DBS Callable
     01/15/06 @ 104.563
     9.125%, 01/15/09                                       500           512
   Echostar DBS Callable
     10/01/04 @ 105.188
     10.375%, 10/01/07                                      600           630
   Mediacom LLC Callable
     4/15/03 @ 104.25
     8.500%, 04/15/08                                       250           223
   Mediacom LLC, Ser B
     Callable 01/15/06 @ 104.75
     9.500%, 01/15/13                                       750           668
                                                                     --------
                                                                        4,250
                                                                     --------
CHEMICALS (1.5%)
   Compass Minerals Group
     Callable 08/15/06 @ 105
     10.000%, 08/15/11                                      500           540
   IMC Global, Ser B Callable
     06/01/06 @ 105.63
     11.250%, 06/01/11                                      500           556
   Methanex
     8.750%, 08/15/12                                       250           267
   OM Group Callable
     12/15/06 @ 104.625
     9.250%, 12/15/11                                       500           213
                                                                     --------
                                                                        1,576
                                                                     --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2002



STRATEGIC INCOME FUND--CONTINUED
--------------------------------------------------------------------------------
                                                    FACE AMOUNT
                                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
CONSUMER PRODUCTS (2.3%)
   American Achievement, Ser B
     Callable 01/01/05 @ 105.813
     11.625%, 01/01/07                                   $  750      $    795
   Chattem Ser B, Callable
     04/01/03 @ 104.438
     8.875%, 04/01/08                                     1,000         1,030
   Hasbro
     6.600%, 07/15/28                                       750           615
                                                                     --------
                                                                        2,440
                                                                     --------
ENERGY (2.5%)
   Chesapeake Energy
     9.000%, 08/15/12                                     1,000         1,065
   Pemex Master (B)
     7.875%, 02/01/09                                       500           523
   Stone Energy Callable
     12/15/06 @ 104.125
     8.250%, 12/15/11                                       200           208
   Swift Energy Callable
     05/01/07 @ 104.688
     9.375%, 05/01/12                                       500           480
   Tesoro Petroleum, Ser B
     Callable 11/01/05 @ 104.81
     9.625%, 11/01/08                                       500           355
                                                                     --------
                                                                        2,631
                                                                     --------
ENTERTAINMENT (3.4%)
   Kerzner International Callable
     08/15/06 @ 104.438
     8.875%, 08/15/11                                       750           769
   Mandalay Resort Group
     10.250%, 08/01/07                                    1,000         1,087
   Resort International Callable
     3/15/07 @ 106
     11.500%, 03/15/09                                      500           447
   Six Flags Callable 02/01/06 @ 104.44
     8.875%, 02/01/10                                       750           698
   Venetian Casino (B) Callable
     06/15/06 @ 105.5
     11.000%, 06/15/10                                      500           520
                                                                     --------
                                                                        3,521
                                                                     --------
FINANCE (1.2%)
   Americredit (B) Callable
     05/11/06 @ 104.63
     9.250%, 05/01/09                                     1,000           780
   Capital One
     8.750%, 02/01/07                                       500           479
                                                                     --------
                                                                        1,259
                                                                     --------

--------------------------------------------------------------------------------
                                                    FACE AMOUNT
                                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO (2.0%)
   B&G Foods Callable 08/01/03
     @ 103.208
     9.625%, 08/01/07                                    $  625      $    644
   Burns Philp Ltd (B) Callable
     07/15/07 @ 104.875
     9.750%, 07/15/12                                     1,000         1,011
   Land O Lakes, Ser B Callable
     11/15/06 @ 104.38
     8.750%, 11/15/11                                       750           427
                                                                     --------
                                                                        2,082
                                                                     --------
HOTELS & LODGING (0.7%)
   Mersitar Hospital Callable
     12/15/05 @ 105.25
     10.500%, 06/15/09                                      750           724
                                                                     --------
INDUSTRIAL (4.6%)
   AK Steel (B) Callable
     06/15/07 @ 103.875
     7.750%, 06/15/12                                     1,000         1,010
   Constar Callable 12/01/07
     @ 105.5
     11.000%, 12/01/12                                      500           493
   Foamex LP (B) Callable
     04/01/06 @ 105.375
     10.750%, 04/01/09                                      500           360
   IPC Acquistion Callable
     12/15/05 @ 105.75
     11.500%, 12/15/09                                      200           170
   Kennametal
     7.200%, 06/15/12                                       250           252
   NMGH Holding Callable
     05/15/06 @ 105
     10.000%, 05/15/09                                      500           510
   Trimas (B) Callable
     06/15/07 @ 104.938
     9.875%, 06/15/12                                     1,000         1,015
   Xerox
     5.500%, 11/15/03                                     1,000           965
                                                                     --------
                                                                        4,775
                                                                     --------
MEDICAL & MEDICAL PRODUCTS (5.2%)
   Amerisourcebergen (B)
     7.250%, 11/15/12                                       500           520
   Fisher Scientific International
     Callable 02/01/03 @ 104.5
     9.000%, 02/01/08                                     1,000         1,047
   Healthsouth Callable
     10/01/04 @ 105.375
     10.750%, 10/01/08                                      750           634

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



--------------------------------------------------------------------------------
                                                    FACE AMOUNT
                                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   Pacificare Health Systems
     Callable 06/01/06 @ 105.375
     10.750%, 06/01/09                                   $1,000      $  1,070
   Rotech Healthcare (B)
     Callable 04/01/07 @ 104.75
     9.500%, 04/01/12                                       625           628
   United Surgical Partners
     Callable 12/15/06 @ 105
     10.000%, 12/15/11                                    1,000         1,031
   US Oncology Callable
     02/01/07 @ 104.813
     9.625%, 02/01/12                                       500           508
                                                                     --------
                                                                        5,438
                                                                     --------
PRINTING & PUBLISHING (1.5%)
   Dex Media East Callable
     11/15/07 @ 106.063
     12.125%, 11/15/12                                    1,000         1,084
   Von Hoffman
     10.250%, 03/15/09                                      500           470
                                                                     --------
                                                                        1,554
                                                                     --------
REAL ESTATE INVESTMENT TRUSTS (1.7%)
   Crescent Real Estate
     Callable 04/15/06 @ 104.625
     9.250%, 04/15/09                                       750           772
   Ventas Realty LP
     9.000%, 05/01/12                                     1,000         1,015
                                                                     --------
                                                                        1,787
                                                                     --------
RETAIL (3.7%)
   Asbury Automotive Group
     Callable 06/15/07 @ 104.5
     9.000%, 06/15/12                                     1,000           920
   Fleming Callable 05/01/07
     @ 104.94
     9.875%, 05/01/12                                       250           152
   Fleming, Ser D Callable
     02/06/03 @ 105.31
     10.625%, 07/31/07                                      500           337
   Great Atlantic Callable
     12/15/06 @ 104.563
     9.125%, 12/15/11                                       500           363
   Ingles Markets Callable
     12/01/06 @ 104.438
     8.875%, 12/01/11                                       500           463
   Office Depot
     10.000%, 07/15/08                                      500           568
   Roundy's (B) Callable
     06/15/07 @ 104.438
     8.875%, 06/15/12                                     1,000         1,005
                                                                     --------
                                                                        3,808
                                                                     --------

--------------------------------------------------------------------------------
                                                    FACE AMOUNT
                                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
SERVICE INDUSTRIES (1.9%)
   Allied Waste (B)
     9.250%, 09/01/12                                    $  500      $    517
   Coinmach Callable
     02/01/06 @ 104.5
     9.000%, 02/01/10                                       500           525
   IESI (B) Callable
     06/15/07 @ 105.12
     10.250%, 06/15/12                                      500           488
   Service International (B)
     7.700%, 04/15/09                                       500           480
                                                                     --------
                                                                        2,010
                                                                     --------
TELEPHONE & TELECOMMUNICATIONS (5.3%)
   AT&T Wireless Services
     8.750%, 03/01/31                                       500           462
   Crown Castle International
     Callable 08/01/05 @ 105.375
     10.750%, 08/01/11                                      500           449
   Intermedia Communication,
     Ser B (J) Callable 02/06/03
     @ 105.62
     11.250%, 07/15/07                                      750           360
   Panamsat (B) Callable
     02/01/07 @ 104.25
     9.000%, 02/01/12                                     1,000           977
   Rogers Cantel Callable
     06/01/03 @ 104.69
     9.375%, 06/01/08                                       750           705
   Sprint Capital
     6.125%, 11/15/08                                       500           433
   Triton PCS (A)
     12.780%, 05/01/08                                    1,000           880
   TSI Telecommunications, Ser B
     Callable 02/01/06 @ 106.375
     12.750%, 02/01/09                                      500           438
   Voicestream Wireless (A)
     Callable 11/15/04 @ 105.94
     13.537%, 11/15/09                                    1,000           850
                                                                     --------
                                                                        5,554
                                                                     --------
TRANSPORTATION (0.3%)
   Laidlaw, Ser B, Callable
     02/06/03 @ 105.75
     11.500%, 04/15/07                                      500           355
                                                                     --------
UTILITIES (1.6%)
   Calpine
     8.500%, 02/15/11                                       500           226
   El Paso Energy Partners (B)
     Callable 06/01/06 @ 104.25
     8.500%, 06/01/11                                       750           685

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2002



STRATEGIC INCOME FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                    FACE AMOUNT
                                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   El Paso Energy Partners,
     Ser B Callable 12/01/06 @ 104.25
     8.500%, 06/01/11                                    $  250      $    228
   Mission Energy
     13.500%, 07/15/08                                    1,000           220
   Plains All American Pipeline (B)
     7.750%, 10/15/12                                       250           259
                                                                     --------
                                                                        1,618
                                                                     --------
Total Corporate Obligations
     (Cost $57,121)                                                    52,720
                                                                     --------
FOREIGN GOVERNMENT DEBT SECURITIES (13.6%)
AUSTRALIA (1.4%)
   Australian Government  (AUD)
     6.750%, 11/15/06                                     2,500         1,484
                                                                     --------
                                                                        1,484
                                                                     --------
CANADA (1.6%)
   Canadian Government (CAD)
     5.750%, 09/01/06                                     2,500         1,698
                                                                     --------
                                                                        1,698
                                                                     --------
FRANCE (1.8%)
   Government of France (EUR)
     6.500%, 10/25/06                                     1,700         1,862
                                                                     --------
                                                                        1,862
                                                                     --------
GERMANY (2.8%)
   Deutschland Republic (EUR)
     6.000%, 01/05/06                                     2,700         2,879
                                                                     --------
                                                                        2,879
                                                                     --------
ITALY (2.0%)
   Buoni Poliennali del Tesoro (EUR)
     5.250%, 08/01/17                                     2,000         2,060
                                                                     --------
                                                                        2,060
                                                                     --------
SPAIN (2.4%)
   Government of Spain (EUR)
     6.000%, 01/31/08                                     2,300         2,506
                                                                     --------
                                                                        2,506
                                                                     --------
UNITED KINGDOM (1.6%)
   United Kingdom (GBP)
     7.500%, 12/07/06                                     1,000         1,728
                                                                     --------
                                                                        1,728
                                                                     --------
Total Foreign Government Debt Securities
     (Cost $12,610)                                                    14,217
                                                                     --------

--------------------------------------------------------------------------------

                                                        SHARES     VALUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT (3.1%)
   Dreyfus Government Cash
     Management                                       3,220,206      $  3,220
                                                                     --------
Total Cash Equivalent
     (Cost $3,220)                                                      3,220
                                                                     --------
Total Investments (97.2%)
   (Cost $103,759)                                                    101,557
                                                                     --------
OTHER ASSETS AND LIABILITIES (2.8%)
Investment Advisory Fee Payable                                           (63)
Custodian Fee Payable                                                      (9)
Distribution Fee Payable                                                  (20)
Administration Fee Payable                                                 (6)
Other Assets and Liabilities                                            3,018
                                                                     --------
Total Other Assets and Liabilities, Net                                 2,920
                                                                     --------
NET ASSETS:
Paid in Capital -- Trust Shares
   (unlimited authorization -- no par value)
   based on 5,497,998 outstanding shares
   of beneficial interest                                              53,844
Paid in Capital -- Flex Shares
   (unlimited authorization -- no par value)
   based on 5,447,007 outstanding shares
   of beneficial interest                                              53,270
Distributions in excess of net investment income                       (1,435)
Accumulated net realized gain on investments                              824
Net unrealized depreciation on investments                             (2,202)
Net unrealized appreciation on forward
   foreign currency contracts, foreign
   currencies and translation of other
   assets and liabilities denominated in
   foreign currencies                                                     176
                                                                     --------
Total Net Assets (100.0%)                                            $104,477
                                                                     ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                                      $9.55
                                                                     ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares (1)                                   $9.55
                                                                     ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 40.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------
                                                    FACE AMOUNT
                                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (12.1%)
   U.S. Treasury Notes
     6.125%, 08/15/29                                   $ 5,000      $  5,648
     5.250%, 02/15/29                                     6,000         6,023
     4.375%, 08/15/12 (K)                                10,000        10,124
     4.000%, 11/15/12 (K)                                10,000         9,826
                                                                     --------
Total U.S. Treasury Obligations
     (Cost $32,208)                                                    31,621
                                                                     --------
U.S. GOVERNMENT AGENCY OBLIGATIONS (9.3%)
   FHLMC
     6.750%, 03/15/31                                     5,000         5,756
     5.750%, 01/15/12                                     6,600         7,102
   FNMA
     6.625%, 11/15/10                                    10,000        11,385
                                                                     --------
Total U.S. Government Agency Obligations
     (Cost $22,913)                                                    24,243
                                                                     --------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (76.1%)
   FHLMC
     7.000%, 01/01/09 to 06/01/17                         2,811         2,967
     6.500%, 03/01/12 to 05/01/31                        12,880        13,419
     5.500%, 04/01/17                                     8,696         8,925
     1.650%, 08/27/05                                     4,145         4,124
   FHLMC REMIC, Ser 1623, Cl PG
     3.000%, 07/15/21                                     4,500         4,513
   FHLMC REMIC, Ser 2039, Cl PC
     6.000%, 05/15/09                                       260           260
   FNMA
     7.000%, 05/01/31 to 06/01/32                        24,211        25,279
     6.500%, 06/01/13 to 05/01/32                        21,721        22,468
     6.290%, 08/01/18                                     1,338         1,391
     6.000%, 11/01/07 to 11/01/32                        62,922        64,629
     5.934%, 11/01/11                                     3,960         4,247
     5.500%, 09/01/17                                     9,847        10,101
   FNMA REMIC, Ser 143, Cl J
     8.750%, 12/25/20                                        19            21
   FNMA REMIC, Ser 2002-22, Cl PE
     6.500%, 11/25/30                                     6,000         6,273
   FNMA, Ser 2002-M2, Cl C
     4.717%, 08/25/12                                     5,000         4,863
   GNMA
     7.500%, 10/20/09 to 01/15/28                         1,198         1,280
     6.500%, 10/15/23 to 11/15/31                        10,899        11,349
     6.250%, 10/15/28                                       920           953
     6.000%, 07/15/13 to 12/15/31                        10,659        11,007
                                                                     --------
Total U.S. Government Mortgage-Backed Obligations
     (Cost $194,012)                                                  198,069
                                                                     --------

--------------------------------------------------------------------------------

                                                         SHARES    VALUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENTS (2.0%)
   Federated Prime Money
     Market Obligations                               2,391,764      $  2,392
   SEI Daily Income Trust
     Government II Fund                               2,763,316         2,763
                                                                     --------
Total Cash Equivalents
     (Cost $5,155)                                                      5,155
                                                                     --------
Total Investments (99.5%)
     (Cost $254,288)                                                  259,088
                                                                     --------
OTHER ASSETS AND LIABILITIES (0.5%)
Collateral Received on Securities Loaned                                9,131
Payable upon Return of Securities Loaned                               (9,131)
Investment Advisory Fee Payable                                          (152)
Distribution Fee Payable                                                  (26)
Administration Fee Payable                                                (15)
Other Assets and Liabilities                                            1,398
                                                                     --------
Total Other Assets and Liabilities, Net                                 1,205
                                                                     --------
NET ASSETS:
Paid in Capital -- Trust Shares
   (unlimited authorization -- no par value)
   based on 20,412,390 outstanding shares
   of beneficial interest                                             213,699
Paid in Capital -- Investor Shares
   (unlimited authorization -- no par value)
   based on 430,441 outstanding shares
   of beneficial interest                                               4,367
Paid in Capital -- Flex Shares
   (unlimited authorization -- no par value)
   based on 3,464,049 outstanding shares
   of beneficial interest                                              36,860
Distributions in excess of net investment income                         (285)
Accumulated net realized gain on investments                              852
Net unrealized appreciation on investments                              4,800
                                                                     --------
Total Net Assets (100.0%)                                            $260,293
                                                                     ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                                     $10.71
                                                                     ========
Net Asset Value and Redemption
   Price Per Share -- Investor Shares                                  $10.71
                                                                     ========
Maximum Offering Price Per Share --
   Investor Shares ($10.71 / 96.25%)                                   $11.13
                                                                     ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares (1)                                  $10.71
                                                                     ========



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 40.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2002



VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                    FACE AMOUNT
                                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (96.1%)
VIRGINIA (95.1%)
   Albemarle County, Industrial
     Development Authority,
     Residential Care Facilities,
     Ser A, RB Callable 01/01/05
     @ 101
     5.000%, 01/01/07                                    $1,500      $  1,540
   Alexandria, Industrial
     Development Authority,
     Association for Supervision &
     Curriculum Project, RB (C) (E)
     Callable 01/02/03 @ 100
     1.300%, 07/01/23                                     1,560         1,560
   Arlington County, Industrial
     Development Authority,
     Alexandria/Arlington Project,
     Ser A, RB, FSA
     5.250%, 01/01/05                                     4,000         4,272
   Arlington County, Industrial
     Development Authority,
     Alexandria/Arlington Waste
     Project, Ser B, RB, AMT, FSA
     Callable 07/01/08 @ 101
     5.375%, 01/01/11                                     2,785         2,951
   Arlington County, Industrial
     Development Authority, Arlington
     Health Systems, RB
     5.500%, 07/01/06                                     2,000         2,173
   Arlington County, Industrial
     Development Authority,
     Arlington Health Systems,
     RB Callable 07/01/11 @ 101
     5.500%, 07/01/17                                     1,725         1,795
   Arlington County, Industrial
     Development Authority,
     Hospital Center Arlington
     Health Systems, RB
     5.500%, 07/01/11                                     2,000         2,159
   Bristol, Public Improvement, GO,
     FSA Callable 11/01/12 @ 102
     5.250%, 11/01/14                                     1,100         1,206
   Bristol, Utility Systems, GO, FSA
     Callable 11/01/12 @ 102
     5.500%, 11/01/16                                     1,190         1,315
   Bristol, Utility Systems, RB, FSA
     Callable 07/15/11 @ 102
     5.750%, 07/15/14                                     1,055         1,190

--------------------------------------------------------------------------------
                                                    FACE AMOUNT
                                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   Chesapeake Bay, Bridge & Tunnel
     Commission, General Resolution,
     RB, MBIA
     5.500%, 07/01/25                                    $2,000      $  2,148
   Chesapeake, GO
     5.400%, 12/01/08                                     2,500         2,811
   Chesapeake, Public
     Improvement Project, GO
     5.500%, 12/01/10                                     2,500         2,808
   Chesterfield County, Industrial
     Development Authority
     Revenue, Virginia State
     University Real Estate, Ser A,
     RB (C)(E) Callable 01/01/03
     @ 100
     1.450%, 07/01/29                                     1,200         1,200
   Danville-Pittsylvania, Regional
     Advanced Institute, RB (C)(E)
     Callable 12/04/02 @ 100
     1.200%, 08/01/12                                     1,800         1,800
   Fairfax County, Industrial
     Development Authority, Health
     Care Inova Health System
     Project, RB Callable
     08/15/06 @ 102
     5.300%, 08/15/07                                     1,500         1,637
   Fairfax County, Industrial
     Development Authority, Health
     Care Inova Health System Project,
     Ser A, RB Callable
     02/15/08 @ 101
     5.000%, 08/15/10                                     2,890         3,031
   Fairfax County, Water Authority,
     RB Callable 04/01/07 @ 102
     6.000%, 04/01/22                                     5,315         5,907
   Fairfax County, Water Authority,
     RB Callable 04/01/10 @ 101
     6.000%, 04/01/14                                     1,125         1,266
   Fairfax County, Water Authority,
     RB Callable 04/01/12 @ 100
     5.500%, 04/01/14                                     2,000         2,217
   Greater Richmond Convention
     Center Authority, Convention
     Center Expansion Project, RB
     5.500%, 06/15/10                                       700           764
     5.250%, 06/15/05                                       460           493
     5.000%, 06/15/03                                     1,000         1,018

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



--------------------------------------------------------------------------------
                                                    FACE AMOUNT
                                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   Greater Richmond Convention
     Center Authority, Convention
     Center Expansion Project, RB
     Callable 6/15/10 @ 101
     6.000%, 06/15/11                                    $1,170      $  1,309
     6.000%, 06/15/13                                     3,185         3,523
   Halifax County, Industrial
     Development Authority, Old
     Dominion Electric Cooperative
     Project, RB, AMT
     5.125%, 12/01/02                                     1,190         1,190
   Hampton, Museum Project, RB
     Callable 01/01/04 @ 102
     5.250%, 01/01/09                                     2,000         2,073
   Hampton, Public Improvement,
     GO (E) Callable 01/15/08 @ 102
     5.000%, 01/15/10                                     1,200         1,294
   Hampton, Public Improvement,
     Ser A, GO Callable 07/15/12
     @ 101
     5.500%, 07/15/18                                     1,275         1,380
   Hanover County, Industrial
     Development Authority,
     Memorial Regional Medical
     Center Project, RB, MBIA
     6.375%, 08/15/18                                     6,000         7,145
   Harrisonburg, Industrial
     Development Authority,
     Rockingham Memorial Hospital
     Project, RB, MBIA Callable
     01/06/03 @ 102
     5.750%, 12/01/13                                     3,000         3,067
   Henrico County, Industrial
     Development Authority,
     Governmental Projects, RB
     Callable 06/01/06 @ 102
     5.150%, 06/01/07                                     2,500         2,741
   Henrico County, Industrial
     Development Authority, Solid
     Waste Facility, Browning Ferris
     Project, RB, AMT
     5.300%, 12/01/11                                     1,000           946
   Henry County, GO Callable
     07/15/04 @ 102
     6.000%, 07/15/14                                     1,000         1,071
   Henry County, Public Service
     Authority, RB, FSA
     5.000%, 11/15/08                                     1,990         2,185
   James City County, Industrial
     Development Authority,
     Residential Care Facility, RB
     Callable 01/06/03 @ 102
     6.625%, 03/01/23                                     1,000         1,011

--------------------------------------------------------------------------------
                                                    FACE AMOUNT
                                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   James City County, Industrial
     Development Authority,
     Residential Care Facility, RB
     Callable 01/06/03 @ 102
     6.625%, 03/01/19                                    $1,750      $  1,774
   James City County, Industrial
     Development Authority,
     Residential Care Facility, Ser B,
     RB Callable 09/01/04 @ 101
     5.375%, 03/01/26                                     1,900         1,922
   Loudoun County, Sanitation
     Authority, Water & Sewer, RB,
     FGIC Callable 01/01/03 @ 102
     6.100%, 01/01/04                                     1,250         1,280
   Lynchburg, Industrial
     Development Authority,
     Health Care Facility, RB
     5.000%, 01/01/08                                     1,180         1,258
   Lynchburg, Industrial
     Development Authority,
     Recreational Facilities Revenue,
     RB (C) (E) Callable 12/04/02 @ 100
     1.300%, 05/01/23                                     2,000         2,000
   Lynchburg, Industrial
     Development Authority,
     Residential Care Facility, The
     Summit Project, Ser A, RB
     Callable 01/01/05 @ 101
     4.750%, 01/01/06                                     1,750         1,757
   Montgomery County, Industrial
     Development Authority, RB,
     AMBAC Callable 01/15/12 @ 101
     5.500%, 01/15/18                                     1,865         2,010
   Newport News General Water,
     Ser B, GO
     5.250%, 07/01/15                                     3,000         3,290
   Newport News, Industrial
     Development Authority,
     Advanced Shipbuilding
     Carrier Project, RB
     5.500%, 09/01/09                                     2,500         2,813
   Norfolk, GO Callable
     06/01/04 @ 101
     5.250%, 06/01/08                                     5,000         5,293
   Norfolk, Industrial Development
     Authority, Children's Hospital
     Project, RB, AMBAC
     6.900%, 06/01/06                                     1,000         1,143
   Norfolk, Industrial Development
     Authority, Sentara Hospital
     Project, Ser A, RB Callable
     11/01/04 @ 102
     5.000%, 11/01/08                                     2,500         2,614

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2002



VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND--CONTINUED
--------------------------------------------------------------------------------
                                                    FACE AMOUNT
                                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   Norfolk, Redevelopment &
     Housing Authority, Educational
     Facilities Revenue, Tidewater
     Community College Campus
     Project, RB Callable 11/01/05 @ 102
     5.800%, 11/01/08                                    $  700      $    781
   Pittsylvania County, GO Callable
     01/06/03 @ 100
     4.000%, 06/01/03                                     1,375         1,378
   Portsmouth, GO Prerefunded
     @ 102 (F)
     5.450%, 08/01/03                                       150           157
   Richmond, GO, FSA
     5.250%, 01/15/09                                     1,470         1,625
   Richmond, GO, FSA Callable
     01/15/11 @ 101
     5.500%, 01/15/12                                     2,000         2,234
     5.500%, 01/15/18                                     2,755         2,972
   Richmond, Ser B, GO, FSA
     5.000%, 07/15/11                                     2,500         2,709
   Richmond, Industrial Development
     Authority, Atmore Corporation
     Project, RB, AMBAC
     4.750%, 07/15/08                                       860           930
   Richmond, Metropolitan
     Authority Expressway, Ser A,
     RB, FGIC Callable
     12/16/02 @ 102
     5.900%, 07/15/03                                     1,270         1,298
   Roanoke, Industrial Development
     Authority, Carilion Health
     Systems Project, Ser A, RB, MBIA
     5.250%, 07/01/11                                     1,000         1,089
   Roanoke, Industrial Development
     Authority, Carilion Health
     Systems Project, Ser A, RB,
     MBIA Callable 07/01/12 @ 100
     5.750%, 07/01/13                                     2,000         2,244
     5.750%, 07/01/14                                     2,000         2,227
     5.500%, 07/01/18                                     2,000         2,124
   Roanoke, Public Improvement
     Project, Ser B, GO, AMT, FGIC
     5.000%, 10/01/11                                     1,300         1,374
   Southwest Virginia, Regional Jail
     Authority, GO Callable
     01/06/03 @ 100
     4.000%, 10/31/03                                       800           807
   Suffolk, GO Callable
     08/01/03 @ 102
     5.600%, 08/01/06                                     2,000         2,092

--------------------------------------------------------------------------------
                                                    FACE AMOUNT
                                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
Virginia Beach, Development
   Authority, Public Facility Town
   Center Project Phase I, Ser A,
   RB Callable 08/01/12 @ 100
     5.375%, 08/01/16                                    $1,650      $  1,765
   Virginia Beach, Development
     Authority, Senatra Life Care
     Project, Callable 11/01/03 @ 100
     7.750%, 11/01/21                                     1,000         1,024
   Virginia Beach, GO
     5.450%, 07/15/11                                     1,000         1,116
   Virginia Beach, Public
     Improvement, GO
     5.250%, 03/01/08                                     1,695         1,873
   Virginia College Building
     Authority, Public Higher
     Education, Ser A, RB
     5.500%, 09/01/09                                     1,415         1,592
   Virginia College, Building
     Authority, Public Higher
     Education Financing Program,
     Ser A, RB
     5.000%, 09/01/11                                     1,510         1,638
   Virginia College, Building
     Authority, Public Higher
     Education, Ser A, RB
     5.500%, 09/01/06                                     1,135         1,259
   Virginia College, Building
     Authority, Washington &
     Lee University, RB
     5.375%, 01/01/21                                     2,845         3,055
   Virginia Commonwealth,
     Transportation Board,
     Federal Highway
     Reimbursement, RB
     5.500%, 10/01/04                                     2,500         2,673
     5.500%, 10/01/05                                     2,500         2,735
     5.500%, 10/01/06                                     2,000         2,223
   Virginia Commonwealth,
     Transportation Board, Northern
     Transportation District Project,
     Ser A, RB Callable 05/01/11 @ 100
     5.375%, 05/15/13                                     2,045         2,234
   Virginia Commonwealth
     Transportation Board, Route 28
     Project, RB Callable 04/01/12
     @ 100
     5.000%, 04/01/18                                     2,780         2,853
   Virginia Polytechnic Institute
     & State University, Ser A, RB
     Callable 06/01/06 @ 102
     5.350%, 06/01/09                                     2,000         2,170

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



--------------------------------------------------------------------------------
                                                    FACE AMOUNT
                                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   Virginia Polytechnic Institute
     & State University Revenue,
     Ser A, RB
     5.750%, 06/01/06                                    $  750      $    832
   Virginia State, Biotechnology
     Research Park Authority,
     Consolidated Laboratories
     Project, RB Callable
     09/01/11 @ 100
     5.125%, 09/01/16                                     2,100         2,199
   Virginia State, College Building
     Authority, Public Higher
     Education Project, Ser A, RB
     Callable 09/01/10 @ 100
     5.125%, 09/01/16                                     2,500         2,605
   Virginia State, Education Loan
     Authority, Guaranteed Student
     Loan Program, Ser B, RB, AMT
     5.550%, 09/01/10                                     1,800         1,963
   Virginia State, Housing
     Development Authority,
     Commonwealth Mortgage Project,
     Ser I, Sub Ser I-1, RB, AMT
     3.750%, 07/01/05                                     1,000         1,030
   Virginia State, Housing
     Development Authority, Multi-
     Family Housing, Ser E, RB
     Callable 01/01/08 @ 102
     5.350%, 11/01/11                                     1,250         1,315
   Virginia State, Housing
     Development Authority, Multi-
     Family Housing, Ser I, RB, AMT
     Callable 01/01/09 @ 101
     4.875%, 11/01/12                                     1,950         2,002
   Virginia State, Housing
     Development Authority, Rental
     Housing, Ser H, RB, AMT
     Callable 11/01/09 @ 100
     5.625%, 11/01/18                                     3,500         3,607
   Virginia State, Housing
     Development Authority, Ser C,
     Sub-ser C-1, RB Callable
     01/01/08 @ 102
     5.100%, 07/01/14                                     1,500         1,545
   Virginia State, Housing
     Development Authority, Sub-
     Ser J-1, RB, MBIA Callable
     07/01/11 @ 100
     4.875%, 07/01/13                                     2,500         2,571

--------------------------------------------------------------------------------
                                                    SHARES/FACE
                                                    AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Virginia State, Public Building
     Authority, Ser A, RB Callable
     08/01/07 @ 101
     6.000%, 08/01/08                                    $1,000      $  1,130
   Virginia State, Public School
     Authority, School Financing
     Project, Ser A, RB
     5.250%, 08/01/07                                     2,000         2,212
   Virginia State, Public School
     Authority, School Financing
     Project, Ser I, RB
     5.250%, 08/01/09                                     5,000         5,540
   Virginia State, Public School
     Authority, Ser B, GO Callable
     08/01/10 @ 101
     5.000%, 08/01/13                                     2,910         3,104
   Virginia State, Resources Authority,
     Airports, Ser A, RB Callable
     02/01/11 @ 100
     5.250%, 08/01/17                                     1,000         1,050
   Virginia State, Resources
     Authority, RB
     5.000%, 04/01/11                                     1,265         1,368
     5.000%, 04/01/12                                     1,225         1,325
   Virginia State, Resources Authority,
     Ser D, RB Callable 05/01/10 @ 101
     5.000%, 05/01/13                                     1,485         1,580
   York County , GO
     5.000%, 07/15/09                                     1,545         1,688

                                                                      196,267
                                                                     --------
DISTRICT OF COLUMBIA (1.0%)
   Metropolitan Washington DC,
     Airports Authority, RB, FSA
     Callable 10/01/12 @ 100
     5.375%, 10/01/19                                     2,000         2,053
                                                                     --------
Total Municipal Bonds
(Cost $192,772)                                                       198,320
                                                                     --------
CASH EQUIVALENT (1.7%)
   Federated Tax-Free
     Obligation Fund                                  3,462,046         3,462
                                                                     --------
Total Cash Equivalent
     (Cost $3,462)                                                      3,462
                                                                     --------
Total Investments (97.8%)
   (Cost $196,234)                                                    201,782
                                                                     --------
OTHER ASSETS AND LIABILITIES (2.2%)
Investment Advisory Fee Payable                                          (111)
Administration Fee Payable                                                (12)
Other Assets and Liabilities                                            4,557
                                                                     --------
Total Other Assets and Liabilities, Net                                 4,434
                                                                     --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2002



VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND--CONCLUDED
--------------------------------------------------------------------------------

                                                                   VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Paid in Capital -- Trust Shares
   (unlimited authorization -- no par value)
   based on 19,196,771 outstanding shares
   of beneficial interest                                            $191,316
Paid in Capital -- Investor Shares
   (unlimited authorization -- no par value)
   based on 710,423 outstanding shares
   of beneficial interest                                               7,333
Undistributed net investment income                                        14
Accumulated net realized gain on investments                            2,005
Net unrealized appreciation on investments                              5,548
                                                                     --------
Total Net Assets (100.0%)                                            $206,216
                                                                     ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                                     $10.36
                                                                     ========
Net Asset Value and Redemption
   Price Per Share -- Investor Shares                                  $10.36
                                                                     ========
Maximum Offering Price Per Share -- Investor
   Shares ($10.36 / 96.25%)                                            $10.76
                                                                     ========






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 40.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                       FACE
                                                    AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (98.3%)
VIRGINIA (98.3%)
   Albemarle County, Industrial
     Development Authority, Zion
     Place Project, Ser A, RB Callable
     06/01/12 @ 101
     6.000%, 06/01/22                                    $  830       $   822
   Amherst County, Service Authority,
     RB Callable 12/15/10 @ 102
     6.000%, 12/15/20                                       500           518
     6.000%, 12/15/30                                     1,750         1,792
   Arlington County, Industrial
     Development Authority, Hospital
     Facilities, RB Callable
     07/01/11 @ 101
     5.500%, 07/01/13                                     1,250         1,335
   Brunswick County, Industrial
     Development Authority, RB,
     MBIA Callable 07/01/06 @ 102
     5.700%, 07/01/10                                     1,000         1,111
   Chesapeake Toll Revenue, Ser A,
     RB Callable 07/15/09 @ 101
     5.625%, 07/15/32                                       250           251
   Chesterfield County, GO Callable
     01/15/10 @ 100
     5.750%, 01/15/15                                     1,315         1,437
   Chesterfield County, GO Callable
     01/15/11 @ 100
     5.000%, 01/15/12                                     1,105         1,192
   Culpeper, Industrial Development
     Authority, Residential Care
     Facility, Virginia Baptist Homes
     Project, RB (C) (E) Callable
     01/02/03 @ 100
     1.300%, 08/01/30                                     1,500         1,500
   Danville, GO, FSA
     5.000%, 08/01/12                                     1,000         1,083
   Danville, Industrial Development
     Authority, Danville Regional
     Medical Center Project, RB,
     AMBAC
     5.200%, 10/01/18                                     1,435         1,532
   Fairfax County, Sewer Improvement
     Authority, RB, MBIA Callable
     07/15/06 @ 102
     5.800%, 07/15/22                                     1,000         1,088
   Fredericksburg, Industrial
     Development Authority,
     Medicorp Health System
     Project, RB
     5.000%, 08/15/09                                     1,000         1,058

--------------------------------------------------------------------------------
                                                       FACE
                                                    AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Greater Richmond, Convention
     Center Authority, RB
     5.250%, 06/15/05                                    $  500       $   536
   Greater Richmond, Convention
     Center Authority, RB Callable
     06/15/10 @ 101
     6.125%, 06/15/25                                     1,200         1,310
     5.900%, 06/15/16                                       850           923
   Hampton, Golf Course Project, RB
     6.000%, 12/01/12                                     1,260         1,320
   Hampton, Museum Project, RB
     Callable 01/01/04 @ 102
     5.250%, 01/01/09                                       500           518
   Hanover County, Industrial
     Development Authority, Bon
     Secours Health Systems
     Project, RB, MBIA
     6.000%, 08/15/09                                     1,000         1,142
   Hanover County, Industrial
     Development Authority,
     Memorial Regional Medical
     Center Project, RB, MBIA
     6.375%, 08/15/18                                     1,000         1,191
   Henrico County, Economic
     Development Authority, Beth
     Sholom Assisted Living, Ser A,
     RB, GNMA Callable
     07/20/09 @ 102
     5.900%, 07/20/29                                       500           535
     5.850%, 07/20/19                                       400           428
   Henry County, Public Service
     Authority, RB, FSA
     5.250%, 11/15/13                                     1,000         1,101
   James City County, Development
     Authority, Residential Care
     Facility, Ser B, RB Callable
     09/01/04 @ 101
     5.375%, 03/01/26                                       500           506
   King George County, Industrial
     Development Authority, RB
     5.000%, 12/15/12                                       560           581
   Loudoun County, Public
     Improvement Project, Ser B,
     GO (E) Callable 01/01/10 @ 101
     5.250%, 01/01/18                                       875           915
   Loudoun County, Public
     Improvement Project, Ser C,
     GO Prerefunded @ 101 (F)
     5.750%, 12/01/09                                     1,050         1,216

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2002



VIRGINIA MUNICIPAL BOND FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                    FACE AMOUNT
                                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   Lynchburg, Industrial
     Development Authority, Centra
     Health Project, RB Callable
     01/01/08 @ 101
     5.250%, 01/01/11                                    $1,430       $ 1,498
   Manassas, Prince William County
     Hospital, RB Callable
     04/01/13 @ 100
     5.250%, 04/01/33                                       500           484
   Metropolitan Washington, Airports
     Authority, Ser A, RB, MBIA,
     AMT Callable 10/01/11 @ 101
     5.500%, 10/01/27                                     1,000         1,027
   Newport News, Redevelopment &
     Housing Authority, Ser A, RB,
     GNMA Callable 08/20/07 @ 102
     5.850%, 12/20/30                                       500           520
   Norfolk, Water, RB,
     AMBAC Callable 11/01/03 @ 102
     4.900%, 11/01/04                                       965         1,012
   Pittsylvania County, Ser B, GO,
     MBIA Callable 03/01/11 @ 102
     5.625%, 03/01/15                                     1,000         1,116
   Richmond, GO, FSA Callable
     01/15/11 @ 101
     5.500%, 01/15/15                                     1,290         1,415
     5.500%, 01/15/18                                     1,000         1,079
   Richmond, Industrial Development
     Authority, University Real Estate
     Foundation Project, RB Callable
     01/01/11 @ 102
     5.550%, 01/01/31                                       720           727
     5.450%, 01/01/21                                     1,000         1,013
   Richmond, Metropolitan Authority
     Expressway, RB, FGIC
     5.250%, 07/15/22                                     1,000         1,050
   Richmond, Public Utility, Ser A,
     RB, FGIC Callable 01/15/08 @ 101
     5.250%, 01/15/12                                     1,000         1,079
   Riverside Regional Jail Authority,
     RB, MBIA Callable 07/01/05 @ 102
     5.875%, 07/01/14                                       910           995
   Roanoke, Industrial Development
     Authority, Carilion Health System
     Project, Ser A, RB, MBIA
     4.000%, 07/01/08                                       500           518
   Roanoke, Industrial Development
     Authority, Carilion Health System
     Project, Ser A, RB, MBIA Callable
     07/01/12 @ 100
     5.500%, 07/01/21                                     1,000         1,044

--------------------------------------------------------------------------------
                                                    FACE AMOUNT
                                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   Spotsylvania County, GO, FSA
     5.000%, 07/15/14                                    $1,000       $ 1,078
   Upper Occoquan, Sewage Authority,
     Ser B, RB, MBIA
     6.000%, 07/01/06                                       700           784
   Virginia Beach Development
     Authority, General Hospital
     Project, RB, AMBAC
     6.000%, 02/15/09                                       500           567
   Virginia College Building Authority
     Educational Facilities, Ser A, RB
     5.500%, 09/01/09                                     1,000         1,125
   Virginia Commonwealth,
     Transportation Board, Federal
     Highway Reimbursement
     Project, RB
     5.500%, 10/01/05                                     1,000         1,094
     4.700%, 10/01/07                                     1,000         1,085
     4.625%, 10/01/06                                     1,000         1,080
   Virginia Commonwealth,
     Transportation Board, Highway
     Improvements Project, Ser B, RB
     5.000%, 05/15/08                                     1,230         1,344
   Virginia Commonwealth,
     Transportation Board, Ser A,
     RB Callable 05/01/11 @ 100
     5.375%, 05/15/12                                     1,500         1,652
   Virginia Housing Development
     Authority, Sub-Ser D-1-RMK, RB
     5.250%, 07/01/03                                       500           510
   Virginia State, Biotechnology
     Research Park Authority,
     Consolidated Laboratories
     Project, RB Callable 09/01/11 @ 100
     5.125%, 09/01/16                                     1,385         1,450
   Virginia State, Chesapeake Bay
     Bridge and Tunnel Commission,
     General Resolution Project,
     RB, FGIC
     5.000%, 07/01/09                                     1,000         1,092
   Virginia State, College Building
     Authority, 21st Century College
     & Equipment Programs, Ser A,
     RB Callable 02/01/12 @ 100
     5.500%, 02/01/13                                     1,000         1,108
   Virginia State, College Building
     Authority, Public Higher
     Education, Ser A, RB
     5.500%, 09/01/07                                     1,285         1,438

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                                        FACE
                                                    AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Virginia State, College Building
     Authority, Public Higher
     Education, Ser A, RB Callable
     09/01/10 @ 100
     5.500%, 09/01/15                                    $  500       $   539
   Virginia State, College Building
     Authority, Washington & Lee
     University Project, RB, MBIA
     5.250%, 01/01/31                                     1,100         1,150
   Virginia State, Housing
     Development Authority,
     Sub-Ser I-1, RB
     3.750%, 01/01/05                                     1,000         1,027
   Virginia State, Public Building
     Authority, Ser A, RB Callable
     08/01/10 @ 100
     5.750%, 08/01/16                                     1,950         2,129
   Virginia State, Public School
     Authority, School Equipment
     Financing, RB
     5.250%, 04/01/05                                     1,000         1,073
   Virginia State, Public School
     Authority, School Financing,
     Ser A, RB
     5.500%, 08/01/08                                     1,000         1,121
   Virginia State, Public School
     Authority, Ser B, RB Callable
     08/01/10 @ 101
     5.000%, 08/01/14                                     1,000         1,057
   Virginia State, Resources
     Authority, RB
     4.500%, 05/01/08                                       405           432
   Virginia State, Resources Authority,
     RB, MBIA Callable 05/01/11 @ 101
     5.800%, 05/01/30                                     1,500         1,621
   Virginia State, Resources Authority,
     Water and Sewer Systems,
     Tuckahoe Creek Service District
     Project, RB
     4.625%, 11/01/10                                       510           542
   Warren County, GO Callable
     07/15/10 @ 102
     5.600%, 07/15/20                                       610           643
   Williamsburg, Industrial
     Development Authority,
     Williamsburg Community
     Hospital, RB Callable
     10/01/03 @ 102
     5.750%, 10/01/22                                     1,000         1,010
                                                                      -------
                                                                       69,269
                                                                      -------

--------------------------------------------------------------------------------

                                                        SHARES     VALUE (000)
--------------------------------------------------------------------------------
Total Municipal Bonds
     (Cost $66,389)                                                   $69,269
                                                                      -------
CASH EQUIVALENT (0.4%)
   Federated Tax-Free
     Obligation Fund                                    254,502           255
                                                                      -------
Total Cash Equivalent
     (Cost $255)                                                          255
                                                                      -------
Total Investments (98.7%)
   (Cost $66,644)                                                      69,524
                                                                      -------
OTHER ASSETS AND LIABILITIES (1.3%)
Investment Advisory Fee Payable                                           (39)
Distribution Fee Payable                                                  (10)
Administration Fee Payable                                                 (4)
Other Assets and Liabilities                                              954
                                                                      -------
Total Other Assets and Liabilities, Net                                   901
                                                                      -------
NET ASSETS:
Paid in Capital -- Trust Shares
   (unlimited authorization -- no par value)
   based on 5,213,325 outstanding shares
   of beneficial interest                                              52,464
Paid in Capital -- Flex Shares
   (unlimited authorization -- no par value)
   based on 1,404,208 outstanding shares
   of beneficial interest                                              14,865
Undistributed net investment income                                         4
Accumulated net realized gain on investments                              212
Net unrealized appreciation on investments                              2,880
                                                                      -------
Total Net Assets (100.0%)                                             $70,425
                                                                      =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                                     $10.63
                                                                      =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares (1)                                  $10.68
                                                                      =======



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 40.
                                                                              39

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2002


                          KEY TO ABBREVIATIONS USED IN
              THE STATEMENTS OF NET ASSETS/SCHEDULE OF INVESTMENTS


ACA           American Capital Access

AMBAC         Security insured by the American Municipal Bond Assurance
              Corporation

AMT           Alternative Minimum Tax

Cl            Class

COP           Certificate of Participation

ETM           Escrowed to Maturity

FGIC          Security insured by the Financial Guaranty Insurance Company

FHA           Federal Housing Authority

FHLMC         Federal Home Loan Mortgage Corporation

FNMA          Federal National Mortgage Association

FSA           Security insured by Financial Security Assurance

GNMA          Government National Mortgage Association

GO            General Obligation

LLC           Limited Liability Company

LP            Limited Partnership

MBIA          Security insured by the Municipal Bond Insurance Association

MTN           Medium Term Note

PLC           Public Limited Company

RB            Revenue Bond

REMIC         Real Estate Mortgage Investment Conduit

Ser           Series

STRIPS        Separately Traded Registered Interest and Principal Security

(A) Step Bond -- The rate shown is the effective yield on November 30, 2002.

(B)           Private Placement Security

(C) Variable rate security -- The rate shown is the effective yield on November 30, 2002.

(D) Zero Coupon Bond -- The rate shown is the effective yield at the time of purchase.

(E) Securities are held in connection with a letter of credit issued by a major bank.

(F) Prerefunded Security -- The maturity date shown is the prerefunded date.

(G)           Tri-Party Repurchase Agreement

(H)           Security purchased on a when-issued basis.

(I)           Security in default on interest and principal.

(J)           Security in default on interest payments.

(K) This security or a partial position of this security is on loan at November 30, 2002 (see note 11 in the Notes to the Financial Statements). The total value of securities on loan at November 30, 2002 was $9,215,298, $72,435,833, $4,858,130, $71,715,899 and
              $8,891,180 for the High Income, Invesment Grade Bond, Limited-Term Federal Mortgage Securities, Short-Term Bond and U.S. Government Securities Funds, respectively.

(1) Flex Shares have a contingent deferred sales charge. For a description of a possible sales charge, see note 2 in the Notes to the Financial Statements.


CURRENCY LEGEND

(AUD)         Australian Dollar

(CAD)         Canadian Dollar

(EUR)         Euro Dollar

(GBP)         British Pound

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2002                    (UNAUDITED)


                                                                          HIGH         INVESTMENT    INVESTMENT GRADE
                                                                         INCOME        GRADE BOND      TAX-EXEMPT      SHORT-TERM
                                                                          FUND            FUND         BOND FUND        BOND FUND
                                                                         ------          -------      ------------     -----------
ASSETS:
   Investments at Market Value (Cost $85,846, $872,434, $229,117
     and $326,730, respectively) ......................................  $76,499        $900,407        $231,848        $331,793
   Cash ...............................................................      318           1,407             128             475
   Receivable for Investment Securities Sold ..........................       --              --          16,827              --
   Receivable for Portfolio Shares Sold ...............................       43             331             320             430
   Collateral Received on Securities Loaned ...........................    9,750          74,675              --          75,369
   Accrued Income .....................................................    2,064           9,435           2,909           3,748
   Other Receivables ..................................................       27             148              22               7
                                                                         -------        --------        --------        --------
   Total Assets .......................................................   88,701         986,403         252,054         411,822
                                                                         -------        --------        --------        --------
LIABILITIES:
   Payable upon Return of Securities Loaned ...........................    9,750          74,675              --          75,369
   Payable for Investment Securities Purchased ........................    1,018              62          37,248              --
   Income Distribution Payable ........................................      565           3,292             453             901
   Payable for Portfolio Shares Redeemed ..............................        3             869             256             448
   Payable for Investment Advisor Fees ................................       40             539             125             167
   Payable for Distribution Fees ......................................       17              29              24              11
   Payable for Administration Fees ....................................        4              51              12              19
   Payable for Custodian Fees .........................................       --              --               1               1
   Accrued Expense Payable ............................................        7              64              23              17
   Other Payables .....................................................        2              --              19              --
   Total Liabilities ..................................................   11,406          79,581          38,161          76,933
                                                                         -------        --------        --------        --------
   Total Net Assets ...................................................  $77,295        $906,822        $213,893        $334,889
                                                                         =======        ========        ========        ========
NET ASSETS:
   Fund shares of the Trust Shares (unlimited authorization -- no par value) based on 5,424,577, 81,332,825, 14,011,558 and
     30,355,837 outstanding shares of beneficial interest, respectively   39,309         868,263         157,817         307,726
   Fund shares of the Investor Shares (unlimited authorization-- no par value) based on 0, 2,557,430, 1,698,569 and 394,661
     outstanding shares of beneficial interest, respectively ..........       --          27,630          17,827           4,013
   Fund shares of the Flex Shares (unlimited authorization-- no par value) based on 6,210,114, 3,454,872, 2,349,965 and 3,106,567
     outstanding shares of beneficial interest, respectively ..........   48,204          36,715          26,932          31,312
   Undistributed net investment income
     (distributions in excess of net investment income) ...............       29          (3,706)             --             (52)
   Accumulated net realized gain (loss) on investments ................     (900)        (50,053)          8,587         (13,173)
   Net unrealized appreciation (depreciation) on investments ..........   (9,347)         27,973           2,730           5,063
                                                                         -------        --------        --------        --------
   Total Net Assets ...................................................  $77,295        $906,822        $213,893        $334,889
                                                                         =======        ========        ========        ========
Net Asset Value, Offering and Redemption Price
   Per Share-- Trust Shares ...........................................    $6.64          $10.38          $11.84          $ 9.89
                                                                           =====          ======          ======          ======
Net Asset Value and Redemption Price
   Per Share-- Investor Shares ........................................     $ --          $10.38          $11.85          $ 9.91
                                                                           =====          ======          ======          ======
Maximum Offering Price Per Share -- Investor Shares
   ($10.38/96.25%, $11.85/96.25%,$9.91//98.00%, respectively) .........     $ --          $10.78          $12.31          $10.11
                                                                           =====          ======          ======          ======
Net Asset Value, Offering and Redemption Price
   Per Share-- Flex Shares (1) ........................................    $6.64          $10.39          $11.84          $ 9.91
                                                                           =====          ======          ======          ======

(1) The Flex Shares have a contingent deferred sales charge. For a description of a possible sales charge, see note 2 in the Notes to the Financial Statements.

Amounts designated as "--" are either $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (000)
--------------------------------------------------------------------------------

STI CLASSIC FIXED INCOME FUNDS FOR THE SIX MONTH PERIOD ENDED NOVEMBER 30, 2002

                                                                                                                          INVESTMENT
                                                          FLORIDA         GEORGIA          HIGH          INVESTMENT          GRADE
                                                        TAX-EXEMPT      TAX-EXEMPT        INCOME         GRADE BOND       TAX-EXEMPT
                                                         BOND FUND       BOND FUND         FUND             FUND          BOND FUND
                                                         ---------       ---------         ----             ----          ----------
Income:
   Interest Income ....................................   $3,465          $2,435          $3,819          $21,999          $ 3,532
   Income from Securities Lending .....................       --              --               6               48               --
   Less: Foreign Taxes Withheld .......................       --              --              --               --               --
                                                          ------          ------         -------          -------          -------
   Total Income .......................................    3,465           2,435           3,825           22,047            3,532
                                                          ------          ------         -------          -------          -------
Expenses:
   Investment Advisory Fee ............................      522             371             295            3,449              759
   Administrator Fee ..................................       55              39              25              321               71
   Distribution Fees-- Investor Shares ................        5               2              --               51               43
   Distribution Fees-- Flex Shares ....................      144              74             203              182              135
   Transfer Agency Fee-- Trust Shares .................        8               8               8               11                8
   Transfer Agency Fee-- Investor Shares ..............        7               7              --               16               10
   Transfer Agency Fee-- Flex Shares ..................        9               8              24               25               11
   Transfer Agency Out of Pocket Expenses
     and Shareholder Servicing Fees ...................        4               3               2               25                6
   Printing Fees ......................................        2               2               1               14                3
   Custody Fees .......................................        2               1               1                9                2
   Professional Fees ..................................        3               2               1               17                4
   Trustee Fees .......................................        1               1               1                5                1
   Registration Fees ..................................        3               2              --               15                3
   Insurance and Other Expenses .......................        2               1               1                6                1
                                                          ------          ------         -------          -------          -------
   Total Expenses .....................................      767             521             562            4,146            1,057
                                                          ------          ------         -------          -------          -------
   Less:
     Investment Advisory Fees Waived ..................      (36)            (26)            (55)             (98)             (33)
     Distribution Fees Waived/
     Reimbursed-- Investor Shares .....................       (5)             (6)             --              (18)             (11)
     Distribution Fees Waived-- Flex Shares ...........      (48)            (28)            (92)             (42)             (24)
                                                          ------          ------         -------          -------          -------
Net Expenses ..........................................      678             461             415            3,988              989
                                                          ------          ------         -------          -------          -------
Net Investment Income .................................    2,787           1,974           3,410           18,059            2,543
                                                          ------          ------         -------          -------          -------
Net Realized and Unrealized Gain (Loss)
       on Investments:
   Net Realized Gain (Loss) on Securities Sold ........      656             271             443             (613)           5,289
   Net Realized Loss on Forward Foreign Currencies
    and Foreign Currency Translations .................       --              --              --               --               --
   Net Change in Unrealized Appreciation
    on Forward Foreign Currency Contracts,
    Foreign Currencies and Translation of
    Other Assets and Liabilities Denominated in
     Foreign Currencies ...............................       --              --              --               --               --
   Net Change in Unrealized Appreciation
    (Depreciation) on Investments .....................    1,677             854          (7,327)          16,607           (1,070)
                                                          ------          ------         -------          -------          -------
   Total Net Realized and Unrealized Gain (Loss)
     on Investments ...................................    2,333           1,125          (6,884)          15,994            4,219
                                                          ------          ------         -------          -------          -------
Net Increase (Decrease) in Net Assets
       from Operations ................................   $5,120          $3,099         $(3,474)         $34,053          $ 6,762
                                                          ======          ======         =======          =======          =======

Amounts designated as "--" are either $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
42

                                                         LIMITED
                                                       TERM FEDERAL                                     SHORT-TERM
                                                         MORTGAGE        MARYLAND                      U.S. TREASURY
                                                        SECURITIES      MUNICIPAL      SHORT-TERM        SECURITIES
                                                           FUND         BOND FUND       BOND FUND          FUND
                                                          ------       -----------     ----------         ------
Income:
   Interest Income ....................................   $4,217         $ 1,323         $ 7,336           $3,403
   Income from Securities Lending .....................       18              --              35               --
   Less: Foreign Taxes Withheld .......................       --              --              --               --
                                                          ------         -------         -------           ------
   Total Income .......................................    4,235           1,323           7,371            3,403
                                                          ------         -------         -------           ------
Expenses:
   Investment Advisory Fee ............................      799             208           1,098              695
   Administrator Fee ..................................       85              22             116               74
   Distribution Fees-- Investor Shares ................        4              --               6                7
   Distribution Fees-- Flex Shares ....................      239             127             144              461
   Transfer Agency Fee-- Trust Shares .................        8               8               9                8
   Transfer Agency Fee-- Investor Shares ..............        7              --               7                7
   Transfer Agency Fee-- Flex Shares ..................       14              10              14               22
   Transfer Agency Out of Pocket Expenses
     and Shareholder Servicing Fees ...................        6               2               9                6
   Printing Fees ......................................        3               1               5                3
   Custody Fees .......................................        3               1               3                2
   Professional Fees ..................................        5               1               6                4
   Trustee Fees .......................................        1              --               2                1
   Registration Fees ..................................        4               1               5                3
   Insurance and Other Expenses .......................        6              --               3                1
                                                          ------         -------         -------           ------
   Total Expenses .....................................    1,184             381           1,427            1,294
                                                          ------         -------         -------           ------
   Less:
     Investment Advisory Fees Waived ..................      (61)            (26)            (80)             (64)
     Distribution Fees Waived/
     Reimbursed-- Investor Shares .....................       (6)             --              (7)              (7)
     Distribution Fees Waived-- Flex Shares ...........     (104)            (12)            (76)            (283)
                                                          ------         -------         -------           ------
Net Expenses ..........................................    1,013             343           1,264              940
                                                          ------         -------         -------           ------
Net Investment Income .................................    3,222             980           6,107            2,463
                                                          ------         -------         -------           ------
Net Realized and Unrealized Gain (Loss)
       on Investments:
   Net Realized Gain (Loss) on Securities Sold ........    2,089             243          (8,039)           1,158
   Net Realized Loss on Forward Foreign Currencies
    and Foreign Currency Translations .................       --              --              --               --
   Net Change in Unrealized Appreciation
    on Forward Foreign Currency Contracts,
    Foreign Currencies and Translation of
    Other Assets and Liabilities Denominated in
     Foreign Currencies ...............................       --              --              --               --
   Net Change in Unrealized Appreciation
    (Depreciation) on Investments .....................    1,884             448           3,913            1,167
                                                          ------         -------         -------           ------
   Total Net Realized and Unrealized Gain (Loss)
     on Investments ...................................    3,973             691          (4,126)           2,325
                                                          ------         -------         -------           ------
Net Increase (Decrease) in Net Assets
       from Operations ................................   $7,195         $ 1,671         $ 1,981           $4,788
                                                          ======         =======         =======           ======

                                                                                        VIRGINIA
                                                         STRATEGIC        U.S.        INTERMEDIATE      VIRGINIA
                                                          INCOME       GOVERNMENT       MUNICIPAL       MUNICIPAL
                                                           FUND      SECURITIES FUND    BOND FUND       BOND FUND
                                                          ------     ---------------    ---------       ---------
Income:
   Interest Income ....................................   $3,594         $ 6,329          $4,434           $1,616
   Income from Securities Lending .....................       --              --              --               --
   Less: Foreign Taxes Withheld .......................      (10)             --              --               --
                                                          ------         -------         -------           ------
   Total Income .......................................    3,584           6,329           4,434            1,616
                                                          ------         -------         -------           ------
Expenses:
   Investment Advisory Fee ............................      404             903             674              236
   Administrator Fee ..................................       33              84              71               25
   Distribution Fees-- Investor Shares ................       --              13               5               --
   Distribution Fees-- Flex Shares ....................      233             182              --               73
   Transfer Agency Fee-- Trust Shares .................        8               9               8                8
   Transfer Agency Fee-- Investor Shares ..............       --               7               7               --
   Transfer Agency Fee-- Flex Shares ..................       15              18              --                8
   Transfer Agency Out of Pocket Expenses
     and Shareholder Servicing Fees ...................        3               7               6                2
   Printing Fees ......................................        1               3               3                1
   Custody Fees .......................................       18               2               2                1
   Professional Fees ..................................        2               4               4                1
   Trustee Fees .......................................       --               1               1               --
   Registration Fees ..................................        2               4               3                1
   Insurance and Other Expenses .......................        2               2               1                1
                                                          ------         -------         -------           ------
   Total Expenses .....................................      721           1,239             785              357
                                                          ------         -------         -------           ------
   Less:
     Investment Advisory Fees Waived ..................      (48)            (39)             --               --
     Distribution Fees Waived/
     Reimbursed-- Investor Shares .....................       --              (6)            (11)              --
     Distribution Fees Waived-- Flex Shares ...........     (122)            (30)             --              (10)
                                                          ------         -------         -------           ------
Net Expenses ..........................................      551           1,164             774              347
                                                          ------         -------         -------           ------
Net Investment Income .................................    3,033           5,165           3,660            1,269
                                                          ------         -------         -------           ------
Net Realized and Unrealized Gain (Loss)
       on Investments:
   Net Realized Gain (Loss) on Securities Sold ........      929           2,387             953             266
   Net Realized Loss on Forward Foreign Currencies
    and Foreign Currency Translations .................   (1,403)             --              --              --
   Net Change in Unrealized Appreciation
    on Forward Foreign Currency Contracts,
    Foreign Currencies and Translation of
    Other Assets and Liabilities Denominated in
     Foreign Currencies ...............................      704              --              --              --
   Net Change in Unrealized Appreciation
    (Depreciation) on Investments .....................   (2,345)          2,748             342             747
                                                          ------         -------         -------          ------
   Total Net Realized and Unrealized Gain (Loss)
     on Investments ...................................   (2,115)          5,135           1,295           1,013
                                                          ------         -------         -------          ------
Net Increase (Decrease) in Net Assets
       from Operations ................................   $  918         $10,300          $4,955          $2,282
                                                          ======         =======         =======          ======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                              43

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------

STI CLASSIC FIXED INCOME FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2002 (UNAUDITED) AND THE YEAR ENDED MAY 31, 2002


                                                           FLORIDA TAX-EXEMPT      GEORGIA TAX-EXEMPT
                                                                BOND FUND               BOND FUND            HIGH INCOME FUND*
                                                          ---------------------   --------------------     --------------------
                                                          06/01/02-   06/01/01-   06/01/02-   06/01/01-    06/01/02-  06/01/01-
                                                          11/30/02    05/31/02    11/30/02    05/31/02     11/30/02   05/31/02
                                                          --------    ---------   --------    ---------    --------   ---------
Operations:
  Net Investment Income ................................   $ 2,787    $  4,830     $ 1,974    $  4,060      $ 3,410    $ 2,785
  Net Realized Gain (Loss) on Securities Sold ..........       656       1,091         271         324          443       (552)
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments .....................................     1,677       1,774         854       1,585       (7,327)    (1,804)
                                                          --------    --------    --------    --------      -------    -------
    Increase (Decrease) in Net Assets from Operations ..     5,120       7,695       3,099       5,969       (3,474)       429
                                                          --------    --------    --------    --------      -------    -------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares .......................................    (2,282)     (4,210)     (1,719)     (3,472)      (1,580)      (467)
    Investor Shares ....................................       (90)       (100)        (44)       (106)          --         --
    Flex Shares ........................................      (414)       (519)       (211)       (482)      (1,802)    (2,318)
  Realized capital gains:
    Trust Shares .......................................        --        (673)         --          --           --         --
    Investor Shares ....................................        --         (17)         --          --           --         --
    Flex Shares ........................................        --        (107)         --          --           --         --
                                                          --------    --------    --------    --------      -------    -------
  Total Distributions ..................................    (2,786)     (5,626)     (1,974)     (4,060)      (3,382)    (2,785)
                                                          --------    --------    --------    --------      -------    -------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ........................    15,327      31,013      15,129      22,751       11,520     29,701
    Reinvestment of Cash Distributions .................       283         994         294         726          799        138
    Cost of Shares Redeemed ............................   (10,699)    (20,777)    (15,397)    (19,584)      (2,207)      (642)
                                                          --------    --------    --------    --------      -------    -------
  Increase (Decrease) in Net Assets From Trust
    Share Transactions .................................     4,911      11,230          26       3,893       10,112     29,197
                                                          --------    --------    --------    --------      -------    -------
  Investor Shares:
    Proceeds from Shares Issued ........................     4,296         225         305         273           --         --
    Reinvestment of Cash Distributions .................        72          82          22          60           --         --
    Cost of Shares Redeemed ............................    (1,225)       (158)       (630)       (442)          --         --
                                                          --------    --------    --------    --------      -------    -------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions .................................     3,143         149        (303)       (109)          --         --
                                                          --------    --------    --------    --------      -------    -------
  Flex Shares:
    Proceeds from Shares Issued ........................    13,118      11,313       1,330       4,793        8,430     34,517
    Reinvestment of Cash Distributions .................       330         472         174         394        1,146      1,447
    Cost of Shares Redeemed ............................    (3,090)     (2,936)       (966)     (5,271)     (11,168)    (7,049)
                                                          --------    --------    --------    --------      -------    -------
  Increase (Decrease) in Net Assets From Flex
    Share Transactions .................................    10,358       8,849         538         (84)      (1,592)    28,915
                                                          --------    --------    --------    --------      -------    -------
  Increase (Decrease) in Net Assets From
    Share Transactions .................................    18,412      20,228         261       3,700        8,520     58,112
                                                          --------    --------    --------    --------      -------    -------
      Total Increase (Decrease) in Net Assets ..........    20,746      22,297       1,386       5,609        1,664     55,756
                                                          --------    --------    --------    --------      -------    -------
Net Assets:
  Beginning of Period ..................................   145,717     123,420     108,469     102,860       75,631     19,875
                                                          --------    --------    --------    --------      -------    -------
  End of Period ........................................  $166,463    $145,717    $109,855    $108,469      $77,295    $75,631
                                                          ========    ========    ========    ========      =======    =======

  *  Trust Shares were offered beginning on October 3, 2001.
 (1) See Note 9 in Notes to Financial Statements for additional information.

      Amounts designated as "--" are either $0 or have been rounded to $0.

44

                                                               INVESTMENT GRADE             INVESTMENT GRADE TAX-
                                                                   BOND FUND                  EXEMPT BOND FUND
                                                          -----------------------         --------------------------
                                                          06/01/02-     06/01/01-         06/01/02-        06/01/01-
                                                          11/30/02      05/31/02          11/30/02         05/31/02
                                                          ---------     ---------        ----------        ---------
Operations:
  Net Investment Income ................................  $  18,059      $  44,545        $  2,543         $  5,034
  Net Realized Gain (Loss) on Securities Sold ..........       (613)         1,297           5,289            5,568
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments .....................................     16,607            564          (1,070)           1,705
                                                          ---------      ---------        --------         --------
    Increase (Decrease) in Net Assets from Operations ..     34,053         46,406           6,762           12,307
                                                          ---------      ---------        --------         --------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares .......................................    (20,558)       (43,708)         (2,087)          (4,081)
    Investor Shares ....................................       (511)          (995)           (222)            (492)
    Flex Shares ........................................       (696)        (1,340)           (234)            (461)
  Realized capital gains:
    Trust Shares .......................................         --             --              --           (3,160)
    Investor Shares ....................................         --             --              --             (448)
    Flex Shares ........................................         --             --              --             (545)
                                                          ---------      ---------        --------         --------
  Total Distributions ..................................    (21,765)       (46,043)         (2,543)          (9,187)
                                                          ---------      ---------        --------         --------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ........................    116,215        224,284          29,786           54,898
    Reinvestment of Cash Distributions .................      8,187         17,242             345            2,870
    Cost of Shares Redeemed ............................   (177,981)      (215,665)        (16,561)         (45,160)
                                                          ---------      ---------        --------         --------
  Increase (Decrease) in Net Assets From Trust
    Share Transactions .................................    (53,579)        25,861          13,570           12,608
                                                          ---------      ---------        --------         --------
  Investor Shares:
    Proceeds from Shares Issued ........................     10,256         47,871           1,610            3,445
    Reinvestment of Cash Distributions .................        466            866             174              765
    Cost of Shares Redeemed ............................     (5,303)       (49,146)         (2,541)          (2,704)
                                                          ---------      ---------        --------         --------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions .................................      5,419           (409)           (757)           1,506
                                                          ---------      ---------        --------         --------
  Flex Shares:
    Proceeds from Shares Issued ........................     10,024         19,999           6,756            9,733
    Reinvestment of Cash Distributions .................        603          1,170             192              876
    Cost of Shares Redeemed ............................    (11,429)       (10,596)         (4,310)          (6,370)
                                                          ---------      ---------        --------         --------
  Increase (Decrease) in Net Assets From Flex
    Share Transactions .................................       (802)        10,573           2,638            4,239
                                                          ---------      ---------        --------         --------
  Increase (Decrease) in Net Assets From
    Share Transactions .................................    (48,962)        36,025          15,451           18,353
                                                          ---------      ---------        --------         --------
      Total Increase (Decrease) in Net Assets ..........    (36,674)        36,388          19,670           21,473
                                                          ---------      ---------        --------         --------
Net Assets:
  Beginning of Period ..................................    943,496        907,108         194,223          172,750
                                                          ---------      ---------        --------         --------
  End of Period ........................................  $ 906,822      $ 943,496        $213,893         $194,223
                                                          =========      =========        ========         ========

 *  Trust Shares were offered beginning on October 3, 2001.
(1) See Note 9 in Notes to Financial Statements for additional information.

Amounts designated as "--" are either $0 or have been rounded to $0.

                                                               LIMITED-TERM FEDERAL               MARYLAND MUNICIPAL
                                                             MORTGAGE SECURITIES FUND                  BOND FUND
                                                            --------------------------          -----------------------
                                                              06/01/02-      06/01/01-          06/01/02-     06/01/01-
                                                              11/30/02       05/31/02           11/30/02      05/31/02
                                                            ----------      ----------          ---------     ---------
Operations:
  Net Investment Income ................................      $  3,222       $  4,910           $    980      $  1,629
  Net Realized Gain (Loss) on Securities Sold ..........         2,089          3,042                243           426
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments .....................................         1,884          1,531                448           439
                                                              --------       --------           --------      --------
    Increase (Decrease) in Net Assets from Operations ..         7,195          9,483              1,671         2,494
                                                              --------       --------           --------      --------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares .......................................        (4,179)        (5,246)              (664)       (1,105)
    Investor Shares ....................................           (77)           (47)                --            --
    Flex Shares ........................................          (847)          (253)              (315)         (522)
  Realized capital gains:
    Trust Shares .......................................            --           (192)                --            --
    Investor Shares ....................................            --             (2)                --            --
    Flex Shares ........................................            --             (9)                --            --
                                                              --------       --------           --------      --------
  Total Distributions ..................................        (5,103)        (5,749)              (979)       (1,627)
                                                              --------       --------           --------      --------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ........................        76,859         94,324             16,015        12,044
    Reinvestment of Cash Distributions .................         1,917          2,831                145           206
    Cost of Shares Redeemed ............................       (29,619)       (43,762)           (12,792)       (5,662)
                                                              --------       --------           --------      --------
  Increase (Decrease) in Net Assets From Trust
    Share Transactions .................................        49,157         53,393              3,368         6,588
                                                              --------       --------           --------      --------
  Investor Shares:
    Proceeds from Shares Issued ........................         6,141          1,158                 --            --
    Reinvestment of Cash Distributions .................            67             40                 --            --
    Cost of Shares Redeemed ............................          (677)          (500)                --            --
                                                              --------       --------           --------      --------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions .................................         5,531            698                 --            --
                                                              --------       --------           --------      --------
  Flex Shares:
    Proceeds from Shares Issued ........................        71,593         13,389              5,083        13,615
    Reinvestment of Cash Distributions .................           706            222                269           368
    Cost of Shares Redeemed ............................        (3,080)        (1,279)            (2,547)       (3,171)
                                                              --------       --------           --------      --------
  Increase (Decrease) in Net Assets From Flex
    Share Transactions .................................        69,219         12,332              2,805        10,812
                                                              --------       --------           --------      --------
  Increase (Decrease) in Net Assets From
    Share Transactions .................................       123,907         66,423              6,173        17,400
                                                              --------       --------           --------      --------
      Total Increase (Decrease) in Net Assets ..........       125,999         70,157              6,865        18,267
                                                              --------       --------           --------      --------
Net Assets:
  Beginning of Period ..................................       182,132        111,975             56,883        38,616
                                                              --------       --------           --------      --------
  End of Period ........................................      $308,131       $182,132            $63,748      $ 56,883
                                                              ========       ========           ========      ========

 *  Trust Shares were offered beginning on October 3, 2001.
(1) See Note 9 in Notes to Financial Statements for additional information.

Amounts designated as "--" are either $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------

STI CLASSIC FIXED INCOME FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2002 (UNAUDITED) AND THE YEAR ENDED MAY 31, 2002


                                                                           SHORT-TERM                    SHORT-TERM U.S. TREASURY
                                                                            BOND FUND                         SECURITIES FUND
                                                                   ---------------------------         ----------------------------
                                                                   06/01/02-         06/01/01-         06/01/02-          06/01/01-
                                                                   11/30/02          05/31/02          11/30/02           05/31/02
                                                                   ---------------------------         ----------------------------
Operations:
  Net Investment Income ........................................   $  6,107          $ 12,919          $  2,463           $  5,017
  Net Realized Gain (Loss) on Securities Sold ..................     (8,039)             (458)            1,158              1,115
  Net Realized Loss on Foreign Currency Transactions and
  Forward Foreign Currency Contracts ...........................         --                --                --                 --
  Net Change in Unrealized Appreciation (Depreciation) on Forward
  Foreign Currency Contracts, Foreign Currencies and Translation of
  Other Assets and Liabilities Denominated in Foreign Currencies         --                --                --                 --
  Net Change in Unrealized Appreciation (Depreciation) on
   Investments                                                        3,913            (1,893)            1,167                608
                                                                   --------          --------          --------           --------
    Increase in Net Assets from Operations .....................      1,981            10,568             4,788              6,211
                                                                   --------          --------          --------           --------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares ...............................................     (5,624)          (12,038)           (1,424)            (3,562)
    Investor Shares ............................................        (85)             (210)              (88)               (91)
    Flex Shares ................................................       (450)             (657)             (951)            (1,364)
  Realized Capital Gains:
    Trust Shares ...............................................         --                --                --               (278)
    Investor Shares ............................................         --                --                --                 (7)
    Flex Shares ................................................         --                --                --               (119)
                                                                   --------          --------          --------           --------
  Total Distributions ..........................................     (6,159)          (12,905)           (2,463)            (5,421)
                                                                   --------          --------          --------           --------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ................................     51,063           184,897            23,540             47,056
    Reinvestment of Cash Distributions .........................      1,642             3,951               229                709
    Cost of Shares Repurchased .................................    (54,624)          (96,279)          (11,938)           (29,504)
                                                                   --------          --------          --------           --------
  Increase (Decrease) in Net Assets From Trust Share
    Transactions ...............................................     (1,919)           92,569            11,831             18,261
                                                                   --------          --------          --------           --------
  Investor Shares:
    Proceeds from Shares Issued ................................      1,647             6,458             6,594             10,025
    Reinvestment of Cash Distributions .........................         65               197                73                 89
    Cost of Shares Repurchased .................................     (3,498)           (5,040)           (1,021)            (7,571)
                                                                   --------          --------          --------           --------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions .........................................     (1,786)            1,615             5,646              2,543
                                                                   --------          --------          --------           --------
  Flex Shares:
    Proceeds from Shares Issued ................................     10,101            20,914            52,600             69,886
    Reinvestment of Cash Distributions .........................        346               495               830              1,294
    Cost of Shares Repurchased .................................     (5,718)           (5,529)          (13,864)           (28,588)
                                                                   --------          --------          --------           --------
    Increase in Net Assets From Flex Share Transactions ........      4,729            15,880            39,566             42,592
                                                                   --------          --------          --------           --------
    Increase (Decrease) in Net Assets From Share Transactions ..      1,024           110,064            57,043              4,231
                                                                   --------          --------          --------           --------
      Total Increase (Decrease) in Net Assets ..................     (3,154)          107,727            59,368             64,186
                                                                   --------          --------          --------           --------
Net Assets:
  Beginning of Period ..........................................    338,043           230,316           182,624            118,438
                                                                   --------          --------          --------           --------
  End of Period ................................................   $334,889          $338,043          $241,992           $182,624
                                                                   ========          ========          ========           ========

 *Commenced operations on November 30, 2001.
(1) See Note 9 in Notes to Financial Statements for additional information.

Amounts designated as "--" are either $0 or have been rounded to $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS


                                                                                                              U.S. GOVERNMENT
                                                                      STRATEGIC INCOME FUND                   SECURITIES FUND
                                                                  -----------------------------         --------------------------
                                                                  06/01/02-          11/30/01*-         06/01/02-       06/01/01-
                                                                  11/30/02           05/31/02           11/30/02        05/31/02
                                                                  -----------------------------         -------------------------
Operations:
  Net Investment Income ........................................  $   3,033          $  1,326           $ 5,165          $   9,915
  Net Realized Gain (Loss) on Securities Sold ..................        929               (97)            2,387              2,303
  Net Realized Loss on Foreign Currency Transactions and
  Forward Foreign Currency Contracts ...........................     (1,403)              (10)               --                 --
  Net Change in Unrealized Appreciation (Depreciation) on Forward
  Foreign Currency Contracts, Foreign Currencies and Translation of
  Other Assets and Liabilities Denominated in Foreign Currencies        704              (528)               --                 --

  Net Change in Unrealized Appreciation (Depreciation) on
    Investments ................................................     (2,345)              143             2,748              2,251

                                                                   --------          --------          --------           --------
    Increase in Net Assets from Operations .....................        918               834            10,300             14,469
                                                                   --------          --------          --------           --------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares ...............................................     (1,620)             (744)           (4,632)            (8,292)
    Investor Shares ............................................         --                --              (148)              (354)
    Flex Shares ................................................     (1,437)             (588)             (668)            (1,318)
  Realized Capital Gains:
    Trust Shares ...............................................         --                --                --             (2,756)
    Investor Shares ............................................         --                --                --               (121)
    Flex Shares ................................................         --                --                --               (604)
                                                                   --------          --------          --------           --------
  Total Distributions ..........................................     (3,057)           (1,332)           (5,448)           (13,445)
                                                                   --------          --------          --------           --------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ................................     13,966            46,245            73,628             73,470
    Reinvestment of Cash Distributions .........................        293               146             1,473              4,296
    Cost of Shares Repurchased .................................     (4,373)           (2,433)          (29,026)           (58,868)
                                                                   --------          --------          --------           --------
  Increase (Decrease) in Net Assets From Trust Share
    Transactions ...............................................      9,886            43,958            46,075             18,898
                                                                   --------          --------          --------           --------
  Investor Shares:
    Proceeds from Shares Issued ................................         --                --             8,290              2,911
    Reinvestment of Cash Distributions .........................         --                --               135                460
    Cost of Shares Repurchased .................................         --                --           (12,520)            (1,564)
                                                                   --------          --------          --------           --------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions .........................................         --                --            (4,095)             1,807
                                                                   --------          --------          --------           --------
  Flex Shares:
    Proceeds from Shares Issued ................................     20,344            41,311            11,375             24,017
    Reinvestment of Cash Distributions .........................      1,051               442               572              1,689
    Cost of Shares Repurchased .................................     (7,872)           (2,006)           (7,500)           (15,321)
                                                                   --------          --------          --------           --------
    Increase in Net Assets From Flex Share Transactions ........     13,523            39,747             4,447             10,385
                                                                   --------          --------          --------           --------
    Increase (Decrease) in Net Assets From Share Transactions ..     23,409            83,705            46,427             31,090
                                                                   --------          --------          --------           --------
      Total Increase (Decrease) in Net Assets ..................     21,270            83,207            51,279             32,114
                                                                   --------          --------          --------           --------
Net Assets:
  Beginning of Period ..........................................     83,207                --           209,014            176,900
                                                                   --------          --------          --------           --------
  End of Period ................................................   $104,477          $ 83,207          $260,293           $209,014
                                                                   ========          ========          ========           ========


                                                                     VIRGINIA INTERMEDIATE
                                                                       MUNICIPAL BOND FUND              VIRGINIA MUNICIPAL BOND FUND
                                                                   --------------------------           ----------------------------
                                                                   06/01/02-       06/01/01-            06/01/02-         06/01/01-
                                                                   11/30/02        05/31/02             11/30/02          05/31/02
                                                                   --------------------------           ----------------------------
Operations:
  Net Investment Income ........................................   $  3,660        $    7,696           $ 1,269           $  2,581
  Net Realized Gain (Loss) on Securities Sold ..................        953             2,170               266                624
  Net Realized Loss on Foreign Currency Transactions and
  Forward Foreign Currency Contracts ...........................         --                --                --                 --
  Net Change in Unrealized Appreciation (Depreciation) on Forward
  Foreign Currency Contracts, Foreign Currencies and Translation of
  Other Assets and Liabilities Denominated in Foreign Currencies         --                --                --                 --
  Net Change in Unrealized Appreciation (Depreciation) on
    Investments ................................................        342               941               747                608
                                                                   --------          --------           -------           --------
    Increase in Net Assets from Operations .....................      4,955            10,807             2,282              3,813
                                                                   --------          --------           -------           --------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares ...............................................     (3,536)           (7,547)           (1,072)            (2,247)
    Investor Shares ............................................       (129)             (245)               --                 --
    Flex Shares ................................................         --                --              (199)              (339)
  Realized Capital Gains:
    Trust Shares ...............................................         --                --                --                 --
    Investor Shares ............................................         --                --                --                 --
    Flex Shares ................................................         --                --                --                 --
                                                                   --------          --------           -------           --------
  Total Distributions ..........................................     (3,665)           (7,792)           (1,271)            (2,586)
                                                                   --------          --------           -------           --------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ................................     15,067            16,933             5,467              9,887
    Reinvestment of Cash Distributions .........................        144               108                72                145
    Cost of Shares Repurchased .................................     (9,005)          (23,387)           (7,539)           (11,071)
                                                                   --------          --------           -------           --------
  Increase (Decrease) in Net Assets From Trust Share
    Transactions ...............................................      6,206            (6,346)           (2,000)            (1,039)
                                                                   --------          --------           -------           --------
  Investor Shares:
    Proceeds from Shares Issued ................................        508             2,349                --                 --
    Reinvestment of Cash Distributions .........................         94               183                --                 --
    Cost of Shares Repurchased .................................       (545)           (1,584)               --                 --
                                                                   --------          --------           -------           --------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions .........................................         57               948                --                 --
                                                                   --------          --------           -------           --------
  Flex Shares:
    Proceeds from Shares Issued ................................         --                --             2,976              7,568
    Reinvestment of Cash Distributions .........................         --                --               134                230
    Cost of Shares Repurchased .................................         --                --            (1,710)            (2,528)
                                                                   --------          --------           -------           --------
    Increase in Net Assets From Flex Share Transactions ........         --                --             1,400              5,270
                                                                   --------          --------           -------           --------
    Increase (Decrease) in Net Assets From Share Transactions ..      6,263            (5,398)             (600)             4,231
                                                                   --------          --------           -------           --------
      Total Increase (Decrease) in Net Assets ..................      7,553            (2,383)              411              5,458
                                                                   --------          --------           -------           --------
Net Assets:
  Beginning of Period ..........................................    198,663           201,046            70,014             64,556
                                                                   --------          --------           -------           --------
  End of Period ................................................   $206,216          $198,663           $70,425           $ 70,014
                                                                   ========          ========           =======           ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2002 (UNAUDITED) AND THE YEARS ENDED MAY 31, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                               NET ASSET                 NET REALIZED AND DISTRIBUTIONS                DISTRIBUTIONS
                                VALUE,         NET       UNREALIZED GAINS   FROM NET      DISTRIBUTIONS     FROM         NET ASSET
                               BEGINNING    INVESTMENT      (LOSSES)        INVESTMENT    FROM REALIZED TAX RETURN       VALUE, END
                               OF PERIOD      INCOME      ON INVESTMENTS      INCOME      CAPITAL GAINS  OF CAPITAL      OF PERIOD
                               --------      -------     ---------------     --------     -------------- -----------    ----------
FLORIDA TAX-EXEMPT BOND FUND
Trust Shares
           2002*                $10.95        $0.20           $0.19          $(0.20)             --          --           $11.14
           2002                  10.79         0.40            0.22           (0.40)         $(0.06)         --            10.95
           2001                  10.06         0.44            0.73           (0.44)             --          --            10.79
           2000                  10.59         0.44           (0.49)          (0.44)          (0.04)         --            10.06
           1999                  10.72         0.42           (0.02)          (0.42)          (0.11)         --            10.59
           1998                  10.28         0.44            0.45           (0.44)          (0.01)         --            10.72
Investor Shares
           2002*                $10.95        $0.19           $0.19          $(0.19)             --          --           $11.14
           2002                  10.79         0.38            0.22           (0.38)         $(0.06)         --            10.95
           2001                  10.07         0.42            0.72           (0.42)             --          --            10.79
           2000                  10.60         0.42           (0.49)          (0.42)          (0.04)         --            10.07
           1999                  10.72         0.40           (0.01)          (0.40)          (0.11)         --            10.60
           1998                  10.29         0.42            0.44           (0.42)          (0.01)         --            10.72
Flex Shares
           2002*                $10.97        $0.16           $0.19          $(0.16)             --          --           $11.16
           2002                  10.81         0.32            0.22           (0.32)         $(0.06)         --            10.97
           2001                  10.09         0.37            0.72           (0.37)          --             --            10.81
           2000                  10.62         0.36           (0.49)          (0.36)          (0.04)         --            10.09
           1999                  10.74         0.35           (0.01)          (0.35)          (0.11)         --            10.62
           1998                  10.30         0.37            0.45           (0.37)          (0.01)         --            10.74
GEORGIA TAX-EXEMPT BOND FUND
Trust Shares
           2002*                $10.29        $0.19           $0.10          $(0.19)             --          --           $10.39
           2002                  10.10         0.39            0.19           (0.39)             --          --            10.29
           2001                   9.50         0.40            0.60           (0.40)             --          --            10.10
           2000                  10.03         0.40           (0.49)          (0.40)         $(0.04)         --             9.50
           1999                  10.11         0.39           (0.06)          (0.39)          (0.02)         --            10.03
           1998                   9.73         0.41            0.39           (0.41)          (0.01)         --            10.11
Investor Shares
           2002*                $10.31        $0.18           $0.09          $(0.18)             --          --           $10.40
           2002                  10.12         0.37            0.19           (0.37)             --          --            10.31
           2001                   9.51         0.38            0.61           (0.38)             --          --            10.12
           2000                  10.05         0.38           (0.50)          (0.38)         $(0.04)         --             9.51
           1999                  10.13         0.37           (0.06)          (0.37)          (0.02)         --            10.05
           1998                   9.74         0.39            0.40           (0.39)          (0.01)         --            10.13
Flex Shares
           2002*                $10.30        $0.15           $0.10          $(0.15)             --          --           $10.40
           2002                  10.11         0.32            0.19           (0.32)             --          --            10.30
           2001                   9.51         0.33            0.60           (0.33)             --          --            10.11
           2000                  10.04         0.33           (0.49)          (0.33)         $(0.04)         --             9.51
           1999                  10.12         0.32           (0.06)          (0.32)          (0.02)         --            10.04
           1998                   9.73         0.34            0.40           (0.34)          (0.01)         --            10.12
HIGH INCOME FUND (A)
Trust Shares
           2002*               $  7.25        $0.31          $(0.61)         $(0.31)             --          --            $6.64
           2002(1)                7.37         0.39           (0.12)          (0.39)             --          --             7.25
Flex Shares
           2002*               $  7.25        $0.29          $(0.61)         $(0.29)             --          --            $6.64
           2002                   7.69         0.55           (0.44)          (0.55)             --          --             7.25
           2001                   7.88         0.55           (0.19)          (0.55)             --          --             7.69
           2000(2)                7.98         0.09           (0.10)          (0.09)             --          --             7.88
For the years ended March 31:
           2000                   9.77         0.87           (1.85)          (0.81)             --          --             7.98
           1999                   9.99         0.51            0.04           (0.57)         $(0.15)     $(0.05)            9.77
           1998                   9.73         0.34            0.44           (0.52)             --          --             9.99

 * For the six month period ended November 30, 2002. All ratios for the period have been annualized.
 + Returns are for the period indicated and have not been annualized. Total return figures do not reflect applicable sales loads. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(1)Trust shares were offered on October 3, 2001. All ratios for the period have been annualized.
(2)For the two month period ended May 31, 2000. All ratios for the period have been annualized.
(A)On March 28, 2000, the ESC Strategic Income Fund exchanged all of its assets and liabilities for shares of the High Income Fund. The ESC Strategic Income Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to March 28, 2000 have been carried forward in these financial highlights. Subsequent to the merger, the High Income Fund changed its fiscal year end to May 31.

Amounts designated as "--" are either $0 or have been rounded to $0.

                                                                                   RATIO OF       RATIO OF
                                                                   RATIO OF       EXPENSES TO   NET INVESTMENT
                                                  RATIO OF      NET INVESTMENT    AVERAGE NET      INCOME TO
                                                  EXPENSES         INCOME TO        ASSETS        AVERAGE NET
                                NET ASSETS,         TO             AVERAGE        (EXCLUDING   ASSETS (EXCLUDING     PORTFOLIO
                       TOTAL       END OF         AVERAGE            NET         WAIVERS AND      WAIVERS AND         TURNOVER
                      RETURN+   PERIOD (000)    NET ASSETS         ASSETS       REIMBURSEMENTS)  REIMBURSEMENTS)       RATE
                     -------- -------------   --------------    -------------   --------------- ----------------   ------------
FLORIDA TAX-EXEMPT BOND FUND
Trust Shares
           2002*         3.59%    $127,843            0.71%           3.61%           0.75%           3.57%             21%
           2002          5.88      120,885            0.71            3.65            0.76            3.60              91
           2001         11.84      107,867            0.71            4.19            0.76            4.14              59
           2000         (0.48)      93,040            0.67            4.25            0.78            4.14              88
           1999          3.72      118,609            0.67            3.90            0.77            3.80              72
           1998          8.77       93,939            0.66            4.16            0.80            4.02              69
Investor Shares
           2002*         3.47%    $  6,074            0.92%           3.36%           1.16%           3.12%             21%
           2002          5.66        2,935            0.92            3.44            1.37            2.99              91
           2001         11.50        2,747            0.91            4.00            1.38            3.53              59
           2000         (0.68)       2,875            0.87            4.05            1.36            3.56              88
           1999          3.62        3,799            0.87            3.71            1.31            3.27              72
           1998          8.46        3,381            0.86            3.98            1.34            3.50              69
Flex Shares
           2002*         3.21%    $ 32,546            1.42%           2.87%           1.80%           2.49%             21%
           2002          5.15       21,897            1.42            2.93            1.84            2.51              91
           2001         10.95       12,806            1.41            3.49            1.89            3.01              59
           2000         (1.17)       9,791            1.37            3.54            1.89            3.02              88
           1999          3.13       14,762            1.37            3.21            1.88            2.70              72
           1998          8.04        8,160            1.36            3.45            2.01            2.80              69
GEORGIA TAX-EXEMPT BOND FUND
Trust Shares
           2002*         2.78%    $ 92,348            0.71%           3.55%           0.76%           3.50%             11%
           2002          5.81       91,356            0.71            3.79            0.76            3.74              23
           2001         10.67       85,880            0.71            4.03            0.77            3.97              21
           2000         (0.90)      81,160            0.67            4.13            0.77            4.03              19
           1999          3.33       87,452            0.67            3.87            0.78            3.76              12
           1998          8.37       62,363            0.66            4.09            0.81            3.94               7
Investor Shares
           2002*         2.57%    $  2,566            0.92%           3.34%           1.43%           2.83%             11%
           2002          5.58        2,844            0.92            3.58            1.36            3.14              23
           2001         10.56        2,901            0.91            3.83            1.42            3.32              21
           2000         (1.26)       2,458            0.87            3.93            1.40            3.40              19
           1999          3.13        3,676            0.87            3.67            1.25            3.29              12
           1998          8.26        3,975            0.86            3.89            1.30            3.45               7
Flex Shares
           2002*         2.42%    $ 14,941            1.42%           2.84%           1.84%           2.42%             11%
           2002          5.07       14,269            1.42            3.08            1.84            2.66              23
           2001          9.92       14,079            1.41            3.33            1.89            2.85              21
           2000         (1.59)       8,827            1.37            3.43            1.95            2.85              19
           1999          2.63       13,358            1.37            3.19            1.89            2.67              12
           1998          7.74        8,264            1.36            3.39            2.02            2.73               7
HIGH INCOME FUND (A)
Trust Shares
           2002*         (3.92)%   $ 36,033            0.79%           9.62%           0.94%          9.47%             17%
           2002(1)        3.70       28,767            0.82            8.27            0.97           8.12              59
Flex Shares
           2002*         (4.22)%  $ 41,262            1.40%           8.96%           2.01%           8.35%             17%
           2002           1.46      46,864            1.40            7.35            2.02            6.73              59
           2001           4.74      19,875            1.40            6.88            2.13            6.15              10
           2000(2)       (0.13)      3,075            1.40            6.57            2.83            5.14              --
For the years ended March 31:
           2000          (10.84)     2,032            1.73            8.94            2.95            7.72              24
           1999            5.64      7,230            1.91            5.09            2.22            4.78              95
           1998            8.18     24,413            1.87            5.27            1.87            5.27             130







   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2002 (UNAUDITED) AND THE YEARS ENDED MAY 31, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS




                               NET ASSET                       NET REALIZED AND    DISTRIBUTIONS
                                 VALUE,             NET        UNREALIZED GAINS      FROM NET       DISTRIBUTIONS      NET ASSET
                                BEGINNING       INVESTMENT         (LOSSES)         INVESTMENT      FROM REALIZED     VALUE ,END
                                OF PERIOD         INCOME        ON INVESTMENTS        INCOME        CAPITAL GAINS      OF PERIOD
                               -----------     -----------    ------------------   -------------    --------------   ------------
INVESTMENT GRADE BOND FUND
Trust Shares
           2002*                   $10.24            $0.24             $0.14            $(0.24)             --            $10.38
           2002                     10.23             0.51              0.01             (0.51)             --             10.24
           2001                      9.58             0.61              0.65             (0.61)             --             10.23
           2000                     10.36             0.61             (0.78)            (0.61)             --              9.58
           1999                     10.65             0.56             (0.11)            (0.56)          $(0.18)           10.36
           1998                     10.16             0.60              0.49             (0.60)             --             10.65
Investor Shares
           2002*                   $10.24            $0.22             $0.14            $(0.22)             --            $10.38
           2002                     10.23             0.48              0.01             (0.48)             --             10.24
           2001                      9.58             0.57              0.65             (0.57)             --             10.23
           2000                     10.36             0.57             (0.78)            (0.57)             --              9.58
           1999                     10.65             0.52             (0.11)            (0.52)          $(0.18)           10.36
           1998                     10.16             0.55              0.49             (0.55)             --             10.65
Flex Shares
           2002*                   $10.25            $0.20             $0.14            $(0.20)             --            $10.39
           2002                     10.24             0.42              0.01             (0.42)             --             10.25
           2001                      9.59             0.53              0.65             (0.53)             --             10.24
           2000                     10.37             0.52             (0.78)            (0.52)             --              9.59
           1999                     10.66             0.47             (0.11)            (0.47)          $(0.18)           10.37
           1998                     10.17             0.51              0.49             (0.51)             --             10.66
INVESTMENT GRADE TAX-EXEMPT BOND FUND
Trust Shares
           2002*                   $11.57            $0.16             $0.27            $(0.16)             --            $11.84
           2002                     11.38             0.34              0.46             (0.34)          $(0.27)           11.57
           2001                     10.67             0.44              0.71             (0.44)             --             11.38
           2000                     11.10             0.43             (0.29)            (0.43)           (0.14)           10.67
           1999                     11.40             0.43              0.10             (0.43)           (0.40)           11.10
           1998                     11.22             0.44              0.50             (0.44)           (0.32)           11.40
Investor Shares
           2002*                   $11.58            $0.13             $0.27            $(0.13)             --            $11.85
           2002                     11.39             0.29              0.46             (0.29)          $(0.27)           11.58
           2001                     10.68             0.40              0.71             (0.40)             --             11.39
           2000                     11.12             0.39             (0.30)            (0.39)           (0.14)           10.68
           1999                     11.41             0.38              0.11             (0.38)           (0.40)           11.12
           1998                     11.24             0.39              0.49             (0.39)           (0.32)           11.41
Flex Shares
           2002*                   $11.57            $0.10             $0.27            $(0.10)             --            $11.84
           2002                     11.38             0.24              0.46             (0.24)          $(0.27)           11.57
           2001                     10.67             0.34              0.71             (0.34)             --             11.38
           2000                     11.10             0.34             (0.29)            (0.34)           (0.14)           10.67
           1999                     11.40             0.33              0.10             (0.33)           (0.40)           11.10
           1998                     11.23             0.33              0.49             (0.33)           (0.32)           11.40
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
Trust Shares
           2002*                   $10.31            $0.23             $0.11            $(0.23)             --            $10.42
           2002                     10.01             0.43              0.32             (0.43)          $(0.02)           10.31
           2001                      9.62             0.55              0.39             (0.55)             --             10.01
           2000                      9.94             0.55             (0.32)            (0.55)             --              9.62
           1999                     10.12             0.54             (0.06)            (0.54)           (0.12)            9.94
           1998                     10.02             0.58              0.11             (0.58)           (0.01)           10.12
Investor Shares
           2002*                   $10.29            $0.21             $0.12            $(0.21)             --            $10.41
           2002                     10.00             0.40              0.31             (0.40)          $(0.02)           10.29
           2001                      9.60             0.53              0.40             (0.53)             --             10.00
           2000                      9.93             0.52             (0.33)            (0.52)             --              9.60
           1999                     10.11             0.51             (0.06)            (0.51)           (0.12)            9.93
           1998                     10.00             0.56              0.12             (0.56)           (0.01)           10.11
Flex Shares
           2002*                   $10.31            $0.19             $0.12            $(0.19)             --            $10.43
           2002                     10.02             0.37              0.31             (0.37)          $(0.02)           10.31
           2001                      9.62             0.50              0.40             (0.50)             --             10.02
           2000                      9.94             0.49             (0.32)            (0.49)             --              9.62
           1999                     10.12             0.48             (0.06)            (0.48)           (0.12)            9.94
           1998                     10.02             0.52              0.11             (0.52)           (0.01)           10.12



 * For the six month period ended November 30, 2002. All ratios for the period have been annualized.
 + Returns are for the period indicated and have not been annualized. Total return figures do not reflect applicable sales loads. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Amounts designated as "--" are either $0 or have been rounded to $0.

-------------------------------------------------------------------------------------------------------------------------------
                                                                                  RATIO OF         RATIO OF
                                                                   RATIO OF       EXPENSES TO   NET INVESTMENT
                                                  RATIO OF      NET INVESTMENT    AVERAGE NET      INCOME TO
                                                  EXPENSES         INCOME TO        ASSETS        AVERAGE NET
                                NET ASSETS,         TO             AVERAGE        (EXCLUDING   ASSETS (EXCLUDING     PORTFOLIO
                       TOTAL       END OF         AVERAGE            NET         WAIVERS AND      WAIVERS AND         TURNOVER
                      RETURN+   PERIOD (000)    NET ASSETS         ASSETS       REIMBURSEMENTS)  REIMBURSEMENTS)       RATE
                     -------- -------------   --------------    -------------   --------------- ----------------   ------------
INVESTMENT GRADE BOND FUND
Trust Shares
           2002*       3.79%   $    844,388         0.81%          3.92%              0.83%            3.90%             60%
           2002        5.18         886,471         0.81           4.81               0.83             4.79             123
           2001       13.55         860,073         0.81           6.17               0.84             6.14             131
           2000       (1.76)        998,596         0.77           6.05               0.84             5.98             202
           1999        4.25       1,149,068         0.77           5.25               0.85             5.17             221
           1998       10.92         793,488         0.76           5.67               0.86             5.57             109
Investor Shares
           2002*       3.58%   $     26,547         1.22%          3.37%              1.39%            3.20%             60%
           2002        4.81          20,825         1.22           4.40               1.40             4.22             123
           2001       13.09          21,244         1.21           5.77               1.42             5.56             131
           2000       (2.17)         22,553         1.17           5.60               1.37             5.40             202
           1999        3.86          34,913         1.17           4.87               1.36             4.68             221
           1998       10.49          33,269         1.14           5.29               1.38             5.05             109
Flex Shares
           2002*       3.32%   $     35,887         1.71%          3.01%              1.96%            2.76%             60%
           2002        4.27          36,200         1.71           3.90               1.96             3.65             123
           2001       12.54          25,791         1.70           5.24               1.99             4.95             131
           2000       (2.63)         20,056         1.66           5.14               1.99             4.81             202
           1999        3.35          26,020         1.66           4.40               2.00             4.06             221
           1998        9.99          13,111         1.65           4.76               2.11             4.30             109
INVESTMENT GRADE TAX-EXEMPT BOND FUND
Trust Shares
           2002*       3.69%   $    165,941         0.81%          2.64%              0.84%            2.61%            161%
           2002        7.15         149,200         0.81           2.93               0.84             2.90             311
           2001       10.93         134,139         0.81           3.93               0.85             3.89             285
           2000        1.41         117,384         0.77           3.98               0.83             3.92             226
           1999        4.67         154,123         0.77           3.75               0.87             3.65             224
           1998        8.57         146,606         0.76           3.83               0.88             3.71             378
Investor Shares
           2002*       3.47%     $   20,132         1.22%          2.22%              1.36%            2.08%            161%
           2002        6.71          20,436         1.22           2.51               1.36             2.37             311
           2001       10.48          18,601         1.21           3.54               1.37             3.38             285
           2000        0.90          19,443         1.17           3.59               1.33             3.43             226
           1999        4.35          25,195         1.17           3.36               1.32             3.21             224
           1998        8.05          28,159         1.16           3.43               1.43             3.16             378
Flex Shares
           2002*       3.23%     $   27,820         1.70%          1.74%              1.91%            1.53%            161%
           2002        6.21          24,587         1.70           2.03               1.92             1.81             311
           2001        9.97          20,010         1.69           3.04               1.96             2.77             285
           2000        0.52          14,678         1.65           3.11               1.95             2.81             226
           1999        3.78          16,518         1.65           2.86               2.03             2.48             224
           1998        7.50           8,399         1.64           2.95               2.10             2.49             378
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
Trust Shares
           2002*       3.28%     $  215,729         0.70%          2.95%              0.75%            2.90%             63%
           2002        7.53         164,624         0.70           3.72               0.75             3.67             410
           2001       10.02         107,674         0.70           5.62               0.76             5.56             532
           2000        2.33         125,355         0.67           5.60               0.79             5.48             384
           1999        4.75         135,256         0.67           5.28               0.77             5.18             379
           1998        7.12         137,488         0.66           5.75               0.77             5.64             163
Investor Shares
           2002*       3.24%     $    7,117         0.96%          1.70%              1.32%            1.34%             63%
           2002        7.16           1,578         0.96           3.50               2.06             2.40             410
           2001        9.84             849         0.95           5.39               2.28             4.06             532
           2000        1.93           1,194         0.92           5.31               1.09             5.14             384
           1999        4.47           2,214         0.92           5.03               1.52             4.43             379
           1998        6.95           2,705         0.91           5.50               1.51             4.90             163
Flex Shares
           2002*       3.05%     $   85,285         1.31%          1.36%              1.79%            0.88%             63%
           2002        6.83          15,930         1.31           2.88               1.98             2.21             410
           2001        9.50           3,452         1.30           4.99               2.60             3.69             532
           2000        1.71           1,706         1.27           4.97               2.38             3.86             384
           1999        4.14           2,119         1.27           4.69               2.42             3.54             379
           1998        6.49           1,543         1.26           5.16               2.72             3.70             163



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2002 (UNAUDITED) AND THE YEARS ENDED MAY 31, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS




                               NET ASSET                        NET REALIZED AND    DISTRIBUTIONS
                                 VALUE,             NET         UNREALIZED GAINS      FROM NET       DISTRIBUTIONS    NET ASSET
                                BEGINNING       INVESTMENT          (LOSSES)         INVESTMENT      FROM REALIZED   VALUE, END
                                OF PERIOD         INCOME         ON INVESTMENTS        INCOME        CAPITAL GAINS    OF PERIOD
                               -----------    -------------     ----------------     -----------    ---------------  ------------
MARYLAND MUNICIPAL BOND FUND (A)
Trust Shares
           2002*                   $10.32            $0.18             $0.12            $(0.18)             --            $10.44
           2002                     10.12             0.38              0.20             (0.38)             --             10.32
           2001                      9.46             0.42              0.66             (0.42)             --             10.12
           2000                     10.06             0.42             (0.60)            (0.42)             --              9.46
           1999 (1)                 10.22             0.20             (0.15)            (0.20)          $(0.01)           10.06
For the years ended November 30:
           1998                      9.95             0.42              0.27             (0.42)             --             10.22
           1997                      9.76             0.43              0.19             (0.43)             --              9.95
Flex Shares
           2002*                   $10.34            $0.13             $0.13            $(0.13)             --            $10.47
           2002                     10.14             0.29              0.20             (0.29)             --             10.34
           2001                      9.48             0.33              0.66             (0.33)             --             10.14
           2000                     10.08             0.33             (0.60)            (0.33)             --              9.48
           1999 (1)                 10.24             0.15             (0.15)            (0.15)          $(0.01)           10.08
For the years ended November 30:
           1998                      9.96             0.33              0.28             (0.33)             --             10.24
           1997                      9.76             0.34              0.20             (0.34)             --              9.96
SHORT-TERM BOND FUND
Trust Shares
           2002*                   $10.01            $0.18            $(0.12)           $(0.18)             --           $  9.89
           2002                     10.04             0.46             (0.03)            (0.46)             --             10.01
           2001                      9.65             0.56              0.39             (0.56)             --             10.04
           2000                      9.91             0.53             (0.25)            (0.53)          $(0.01)            9.65
           1999                     10.05             0.51             (0.10)            (0.52)           (0.03)            9.91
           1998                      9.90             0.55              0.16             (0.55)           (0.01)           10.05
Investor Shares
           2002*                   $10.04            $0.17            $(0.13)           $(0.17)             --           $  9.91
           2002                     10.06             0.44             (0.02)            (0.44)             --             10.04
           2001                      9.67             0.54              0.39             (0.54)             --             10.06
           2000                      9.93             0.51             (0.25)            (0.51)          $(0.01)            9.67
           1999                     10.07             0.49             (0.10)            (0.50)           (0.03)            9.93
           1998                      9.91             0.53              0.17             (0.53)           (0.01)           10.07
Flex Shares
           2002*                   $10.03            $0.16            $(0.12)           $(0.16)             --           $  9.91
           2002                     10.06             0.40             (0.03)            (0.40)             --             10.03
           2001                      9.67             0.52              0.39             (0.52)             --             10.06
           2000                      9.93             0.48             (0.25)            (0.48)          $(0.01)            9.67
           1999                     10.07             0.47             (0.11)            (0.47)           (0.03)            9.93
           1998                      9.91             0.50              0.17             (0.50)           (0.01)           10.07
SHORT-TERM U.S. TREASURY SECURITIES FUND
Trust Shares
           2002*                   $10.20            $0.13             $0.12            $(0.13)             --            $10.32
           2002                     10.13             0.37              0.10             (0.37)          $(0.03)           10.20
           2001                      9.85             0.49              0.28             (0.49)             --             10.13
           2000                      9.95             0.46             (0.10)            (0.46)             --              9.85
           1999                      9.97             0.47             (0.02)            (0.47)             --              9.95
           1998                      9.88             0.51              0.10             (0.52)             --              9.97
Investor Shares
           2002*                   $10.19            $0.12             $0.13            $(0.12)             --            $10.32
           2002                     10.13             0.35              0.08             (0.35)          $(0.03)           10.19
           2001                      9.85             0.48              0.28             (0.48)             --             10.13
           2000                      9.95             0.45             (0.10)            (0.45)             --              9.85
           1999                      9.96             0.46             (0.01)            (0.46)             --              9.95
           1998                      9.88             0.49              0.09             (0.50)             --              9.96
Flex Shares
           2002*                   $10.18            $0.11             $0.12            $(0.11)             --            $10.30
           2002                     10.11             0.33              0.10             (0.33)          $(0.03)           10.18
           2001                      9.83             0.46              0.28             (0.46)             --             10.11
           2000                      9.93             0.42             (0.10)            (0.42)             --              9.83
           1999                      9.94             0.44             (0.02)            (0.43)             --              9.93
           1998                      9.85             0.47              0.10             (0.48)             --              9.94

 * For the six month period ended November 30, 2002. All ratios for the period have been annualized.
 + Returns are for the period indicated and have not been annualized. Total return figures do not reflect applicable sales loads. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1) For the six month period ended May 31, 1999. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

                                                                                   RATIO OF        RATIO OF
                                                                   RATIO OF       EXPENSES TO   NET INVESTMENT
                                                  RATIO OF      NET INVESTMENT    AVERAGE NET      INCOME TO
                                                  EXPENSES         INCOME TO        ASSETS        AVERAGE NET
                                NET ASSETS,         TO             AVERAGE        (EXCLUDING   ASSETS (EXCLUDING     PORTFOLIO
                       TOTAL       END OF         AVERAGE            NET         WAIVERS AND      WAIVERS AND         TURNOVER
                      RETURN+   PERIOD (000)    NET ASSETS         ASSETS       REIMBURSEMENTS)  REIMBURSEMENTS)       RATE
                     -------- -------------   --------------    -------------   --------------- ----------------   ------------
MARYLAND MUNICIPAL BOND FUND (A)
Trust Shares
           2002*        2.92%    $ 37,480           0.70%              3.44%          0.78%          3.36%              8%
           2002         5.80       33,668           0.71               3.69           0.79           3.61              45
           2001        11.59       26,526           0.72               4.16           0.82           4.06              42
           2000        (1.78)      26,176           0.68               4.24           0.80           4.12              14
           1999 (1)     0.48       29,658           0.70               3.83           1.37           3.16              19
For the years ended November 30:
           1998         7.03       19,115           0.62               4.11           1.15           3.58              12
           1997         6.50       11,461           0.63               4.38           1.16           3.85               5
Flex Shares
           2002*        2.43%    $ 26,268           1.64%              2.49%          1.81%          2.32%              8%
           2002         4.84       23,215           1.64               2.75           1.83           2.56              45
           2001        10.59       12,090           1.63               3.24           1.97           2.90              42
           2000        (2.66)       6,212           1.59               3.34           1.95           2.98              14
           1999 (1)     0.05        7,723           1.59               2.94           1.98           2.55              19
For the years ended November 30:
           1998         6.17        3,246           1.57               3.16           1.96           2.77              12
           1997         5.64          561           1.54               3.43           2.00           2.97               5
SHORT-TERM BOND FUND
Trust Shares
           2002*        0.65%    $300,195           0.70%              3.66%          0.74%          3.62%             44%
           2002         4.29      305,884           0.70               4.48           0.75           4.43             142
           2001        10.13      215,458           0.70               5.71           0.76           5.65              87
           2000         2.87      180,402           0.67               5.40           0.76           5.31              70
           1999         4.06      209,904           0.67               5.12           0.77           5.02             108
           1998         7.31      120,422           0.66               5.47           0.79           5.34              87
Investor Shares
           2002*        0.44%   $   3,912           0.91%              3.44%          1.26%          3.09%             44%
           2002         4.19        5,767           0.91               4.28           1.26           3.93             142
           2001         9.90        4,176           0.90               5.47           1.71           4.66              87
           2000         2.67        1,446           0.87               5.20           1.75           4.32              70
           1999         3.88        1,825           0.87               4.92           1.59           4.20             108
           1998         7.19        1,949           0.86               5.27           1.71           4.42              87
Flex Shares
           2002*        0.37%    $ 30,782           1.26%              3.09%          1.84%          2.51%             44%
           2002         3.75       26,392           1.26               3.89           1.87           3.28             142
           2001         9.60       10,682           1.25               5.09           2.17           4.17              87
           2000         2.31        2,065           1.22               4.85           2.41           3.66              70
           1999         3.50        2,341           1.22               4.55           2.33           3.44             108
           1998         6.84        2,110           1.21               4.93           2.85           3.29              87
SHORT-TERM U.S. TREASURY SECURITIES FUND
Trust Shares
           2002*        2.45%    $120,333           0.69%              2.50%          0.75%          2.44%             82%
           2002         4.69      107,169           0.70               3.57           0.76           3.51             117
           2001         8.02       88,398           0.71               4.95           0.78           4.88              87
           2000         3.75       72,570           0.67               4.70           0.79           4.58              50
           1999         4.59       56,027           0.67               4.69           0.78           4.58              57
           1998         6.30       46,920           0.66               5.19           0.84           5.01              39
Investor Shares
           2002*        2.47%    $ 10,441           0.86%              2.29%          1.10%          2.05%             82%
           2002         4.44        4,735           0.86               3.36           1.41           2.81             117
           2001         7.87        2,179           0.85               4.81           1.56           4.10              87
           2000         3.58        2,066           0.82               4.50           1.44           3.88              50
           1999         4.54        2,799           0.82               4.54           1.34           4.02              57
           1998         6.04        3,277           0.81               5.07           1.33           4.55              39
Flex Shares
           2002*        2.24%    $111,218           1.11%              2.06%          1.78%          1.39%             82%
           2002         4.29       70,720           1.11               3.09           1.81           2.39             117
           2001         7.67       27,861           1.10               4.45           1.96           3.59              87
           2000         3.34        5,391           1.07               4.26           2.04           3.29              50
           1999         4.32        4,931           1.07               4.22           2.25           3.04              57
           1998         5.90        1,413           1.06               4.81           2.87           3.00              39


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2002 (UNAUDITED) AND THE YEARS ENDED MAY 31, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS




                               NET ASSET                        NET REALIZED AND    DISTRIBUTIONS
                                 VALUE,             NET         UNREALIZED GAINS      FROM NET       DISTRIBUTIONS    NET ASSET
                                BEGINNING       INVESTMENT          (LOSSES)         INVESTMENT      FROM REALIZED   VALUE, END
                                OF PERIOD         INCOME         ON INVESTMENTS        INCOME        CAPITAL GAINS    OF PERIOD
                               -----------     -----------     -----------------  ---------------    -------------   -----------
STRATEGIC INCOME FUND
Trust Shares
           2002*                  $  9.80            $0.32             $(0.25)            $(0.32)             --       $   9.55
           2002 (2)                 10.00             0.27              (0.20)             (0.27)             --           9.80
Flex Shares
           2002*                  $  9.80            $0.29             $(0.25)            $(0.29)             --       $   9.55
           2002 (2)                 10.00             0.25              (0.20)             (0.25)             --           9.80
U.S. GOVERNMENT SECURITIES FUND
Trust Shares
           2002*                   $10.47            $0.25              $0.24             $(0.25)             --       $  10.71
           2002                     10.38             0.54               0.26              (0.54)         $(0.17)         10.47
           2001                      9.86             0.58               0.52              (0.58)             --          10.38
           2000                     10.28             0.58              (0.42)             (0.58)             --           9.86
           1999                     10.46             0.59              (0.18)             (0.59)             --          10.28
           1998                     10.02             0.61               0.44              (0.61)             --          10.46
Investor Shares
           2002*                   $10.47            $0.23              $0.24             $(0.23)             --         $10.71
           2002                     10.38             0.50               0.26              (0.50)         $(0.17)         10.47
           2001                      9.86             0.54               0.52              (0.54)             --          10.38
           2000                     10.28             0.54              (0.42)             (0.54)             --           9.86
           1999                     10.45             0.54              (0.17)             (0.54)             --          10.28
           1998                     10.02             0.57               0.43              (0.57)             --          10.45
Flex Shares
           2002*                   $10.48            $0.20              $0.23             $(0.20)             --         $10.71
           2002                     10.38             0.45               0.27              (0.45)         $(0.17)         10.48
           2001                      9.86             0.49               0.52              (0.49)             --          10.38
           2000                     10.28             0.49              (0.42)             (0.49)             --           9.86
           1999                     10.46             0.49              (0.18)             (0.49)             --          10.28
           1998                     10.02             0.52               0.44              (0.52)             --          10.46
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND (A)
Trust Shares
           2002*                   $10.29            $0.19              $0.07             $(0.19)             --         $10.36
           2002                     10.14             0.40               0.15              (0.40)             --          10.29
           2001                      9.58             0.42               0.56              (0.42)             --          10.14
           2000                     10.20             0.43              (0.57)             (0.43)         $(0.05)          9.58
           1999(1)                  10.44             0.21              (0.17)             (0.21)          (0.07)         10.20
For years ended November 30:
           1998                     10.31             0.45               0.17              (0.45)          (0.04)         10.44
           1997                     10.22             0.46               0.09              (0.46)             --          10.31
Investor Shares
           2002*                   $10.29            $0.18              $0.07             $(0.18)             --         $10.36
           2002                     10.14             0.39               0.16              (0.40)             --          10.29
           2001                      9.59             0.42               0.55              (0.42)             --          10.14
           2000                     10.20             0.42              (0.56)             (0.42)         $(0.05)          9.59
           1999(1)                  10.45             0.22              (0.18)             (0.22)          (0.07)         10.20
For years ended November 30:
           1998                     10.31             0.46               0.17              (0.45)          (0.04)         10.45
           1997                     10.21             0.47               0.09              (0.46)             --          10.31
VIRGINIA MUNICIPAL BOND FUND (A)
Trust Shares
           2002*                   $10.48            $0.20              $0.15             $(0.20)             --         $10.63
           2002                     10.29             0.41               0.19              (0.41)             --          10.48
           2001                      9.64             0.45               0.65              (0.45)             --          10.29
           2000                     10.43             0.45              (0.78)             (0.45)         $(0.01)          9.64
           1999(1)                  10.68             0.22              (0.19)             (0.22)          (0.06)         10.43
For years ended November 30:
           1998                     10.44             0.47               0.27              (0.47)          (0.03)         10.68
           1997                     10.28             0.48               0.17              (0.48)          (0.01)         10.44
Flex Shares
           2002*                   $10.53            $0.15              $0.15             $(0.15)             --         $10.68
           2002                     10.34             0.31               0.19              (0.31)             --          10.53
           2001                      9.68             0.35               0.66              (0.35)             --          10.34
           2000                     10.48             0.36              (0.79)             (0.36)         $(0.01)          9.68
           1999(1)                  10.73             0.17              (0.18)             (0.18)          (0.06)         10.48
For years ended November 30:
           1998                     10.48             0.37               0.28              (0.37)          (0.03)         10.73
           1997                     10.31             0.39               0.18              (0.39)          (0.01)         10.48



*  For the six month period ended November 30, 2002. All ratios for the period have been annualized.
+  Returns are for the period indicated and have not been annualized. Total return figures do not reflect applicable sales loads. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(1)For the six month period ended May 31, 1999. All ratios for the period have been annualized.
(2)Commenced operations on November 30, 2001. All ratios for the period have been annualized.
(A)On May 24, 1999, the CrestFund Virginia Intermediate Municipal Bond and the CrestFund Virginia Municipal
   Bond Funds exchanged all of their assets and certain liabilities for shares of the Virginia Intermediate
   Municipal Bond and the Virginia Municipal Bond Funds, respectively. The CrestFund Virginia Intermediate
   Municipal Bond and the CrestFund Virginia Municipal Bond Funds are the accounting survivors in this transaction, and as a result, their basis of accounting for assets and liabilities and their operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

Amounts designated as "--" are either $0 or have been rounded to $0.

------------------------------------------------------------------------------------------------------------------------------
                                                                                   RATIO OF        RATIO OF
                                                                   RATIO OF       EXPENSES TO   NET INVESTMENT
                                                  RATIO OF      NET INVESTMENT    AVERAGE NET      INCOME TO
                                                  EXPENSES         INCOME TO        ASSETS        AVERAGE NET
                                NET ASSETS,         TO             AVERAGE        (EXCLUDING   ASSETS (EXCLUDING     PORTFOLIO
                       TOTAL       END OF         AVERAGE            NET         WAIVERS AND      WAIVERS AND         TURNOVER
                      RETURN+   PERIOD (000)    NET ASSETS         ASSETS       REIMBURSEMENTS)  REIMBURSEMENTS)       RATE
                     -------- -------------   --------------    -------------   --------------- ----------------   ------------
STRATEGIC INCOME FUND
Trust Shares
           2002*        0.76%    $  52,484          0.91%            3.67%           1.01%           3.57%             30%
           2002 (2)     0.74        43,717          0.94             6.07            1.04            5.97              43
Flex Shares
           2002*        0.51%    $  51,993          1.41%            3.18%           2.04%           2.55%             30%
           2002 (2)     0.55        39,490          1.53             5.49            2.07            4.95              43
U.S. GOVERNMENT SECURITIES FUND
Trust Shares
           2002*        4.69%    $ 218,576          0.81%            4.38%           0.84%           4.35%             77%
           2002         7.90       168,609          0.82             5.09            0.85            5.06             262
           2001        11.41       148,666          0.81             5.66            0.85            5.62             207
           2000         1.63        85,420          0.77             5.77            0.84            5.70              29
           1999         3.90       102,167          0.77             5.58            0.88            5.47              19
           1998        10.76        34,899          0.76             5.93            0.92            5.77              14
Investor Shares
           2002*        4.46%    $   4,609          1.22%            4.09%           1.41%           3.90%             77%
           2002         7.47         8,483          1.22             4.70            1.40            4.52             262
           2001        10.95         6,617          1.21             5.21            1.83            4.59             207
           2000         1.19         1,407          1.17             5.34            2.14            4.37              29
           1999         3.56         2,534          1.17             5.17            1.60            4.74              19
           1998        10.23         3,225          1.16             5.53            1.76            4.93              14
Flex Shares
           2002*        4.10%    $  37,108          1.73%            3.47%           1.93%           3.27%             77%
           2002         7.06        31,922          1.73             4.17            1.93            3.97             262
           2001        10.45        21,617          1.72             4.71            2.04            4.39             207
           2000         0.70         7,750          1.68             4.85            2.28            4.25              29
           1999         2.99        11,520          1.68             4.66            2.08            4.26              19
           1998         9.78         4,022          1.67             5.02            2.32            4.37              14
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND (A)
Trust Shares
           2002*        2.48%    $ 198,855          0.75%            3.53%           0.75%           3.53%             18%
           2002         5.52       191,406          0.75             3.86            0.75            3.86              33
           2001        10.39       194,849          0.73             4.23            0.75            4.21              32
           2000        (1.31)      202,209          0.76             4.35            0.76            4.35              18
           1999(1)      0.42       240,083          0.84             4.12            1.18            3.78              19
For years ended November 30:
           1998         6.10       243,606          0.79             4.33            0.97            4.15              24
           1997         5.55       237,096          0.78             4.57            0.93            4.42              30
Investor Shares
           2002*        2.46%    $   7,361          0.79%            3.48%           1.09%           3.18%             18%
           2002         5.47         7,257          0.79             3.82            1.11            3.50              33
           2001        10.23         6,197          0.76             4.20            1.11            3.85              32
           2000        (1.24)        6,808          0.79             4.33            0.94            4.18              18
           1999(1)      0.35         7,706          0.79             4.17            0.93            4.03              19
For years ended November 30:
           1998         6.19         7,899          0.79             4.33            0.94            4.18              24
           1997         5.65         7,826          0.79             4.56            0.94            4.41              30
VIRGINIA MUNICIPAL BOND FUND (A)
Trust Shares
           2002*        3.32%    $  55,425          0.77%            3.68%           0.77%           3.68%              9%
           2002         5.90        56,586          0.77             3.90            0.77            3.90              38
           2001        11.51        56,573          0.77             4.40            0.78            4.39              60
           2000        (3.18)       48,980          0.74             4.53            0.79            4.48              19
           1999(1)      0.27        31,939          0.76             4.20            1.30            3.66               7
For years ended November 30:
           1998         7.19        29,252          0.69             4.41            1.10            4.00              28
           1997         6.46        20,044          0.69             4.65            1.09            4.25              39
Flex Shares
           2002*        2.82%    $  15,000          1.70%            2.72%           1.85%           2.57%              9%
           2002         4.93        13,428          1.70             2.97            1.88            2.79              38
           2001        10.58         7,983          1.69             3.47            2.00            3.16              60
           2000        (4.13)        5,367          1.65             3.61            2.08            3.18              19
           1999(1)     (0.16)        6,939          1.65             3.32            1.91            3.06               7
For years ended November 30:
           1998         6.24         3,697          1.64             3.46            1.92            3.18              28
           1997         5.58         1,476          1.60             3.73            2.00            3.33              39


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2002


1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with forty funds as of November 30, 2002: the Balanced Fund, the Capital Appreciation Fund, the Information and Technology Fund the Growth and Income Fund, the International Equity Fund, the International Equity Index Fund, the Life Vision Moderate Growth Fund, the Life Vision Aggressive Growth Fund, the Life Vision Growth and Income Fund, the Mid-Cap Equity Fund, the Mid Cap Value Equity Fund, the Small Cap Growth Stock Fund, the Small Cap Value Equity Fund, the Tax Sensitive Growth Stock Fund, the Value Income Stock Fund, the Vantage Fund (collectively the "Equity Funds"), the Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, the High Income Fund, the Investment Grade Bond Fund, the Investment Grade Tax-Exempt Bond Fund, the Limited-Term Federal Mortgage Securities Fund, the Maryland Municipal Bond Fund, the Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Fund, the Strategic Income Fund, the U.S. Government Securities Fund, the Virginia Intermediate Municipal Bond Fund, and the Virginia Municipal Bond Fund, (collectively the "Fixed Income Funds" or the "Funds"), the Prime Quality Money Market Fund, the Tax-Exempt Money Market Fund, the U.S. Government Securities Money Market Fund, the U.S. Treasury Money Market Fund, the Virginia Tax-Free Money Market Fund (collectively the "Retail Money Market Funds"), the Classic Institutional Short-Term Bond Fund, the Classic Institutional Super Short Income Plus Fund, the Classic Institutional U.S. Government Securities Super Short Income Plus Fund, the Classic Institutional Cash Management Money Market Fund, the Classic Institutional U.S. Government Securities Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund, (collectively the "Institutional Funds"). The assets of each Fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. Each Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies. The financial statements presented herein are those of the Fixed Income Funds. The financial statements of the Equity Funds, the Retail Money Market Funds, and the Institutional Funds are not presented herein, but are presented separately.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the
Trust:

     SECURITY VALUATION -- Investment securities held by the Funds that are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Securities for which current market quotations are not readily available, of which there are none as of November 30, 2002, are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Trustees.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated each business day, by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share for Investor shares of the Florida Tax-Exempt Bond, the Georgia Tax-Exempt Bond, the Investment Grade Bond, the Investment Grade Tax-Exempt Bond, the U.S. Government Securities, and the Virginia Intermediate Municipal Bond Funds is equal to the net asset value per share plus a sales load of 3.75%. The maximum offering price per share for Investor shares of the Short-Term U.S. Treasury Securities Fund is equal to the net asset value per share plus a

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



     sales load of 1.00%. The maximum offering price per share for Investor shares of the Short-Term Bond Fund is equal to the net asset value per share plus a sales load of 2.00%. The maximum offering price per share for Investor shares of the Limited-Term Federal Mortgage Securities Fund is equal to the net asset value per share plus a sales load of 2.50%.

     Flex Shares of the Funds may be purchased at their net asset value. Shares redeemed within the first year after purchase will be subject to a contingent deferred sales charge ("CDSC") equal to 2.00% for either the net asset value of the shares at the time of purchase or the net asset value of the shares next calculated after the Fund receives the sale request, whichever is less. The CDSC will not apply to shares redeemed after such time.

     SECURITIES PURCHASED ON A WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund's net asset value if the Fund makes such investments while remaining substantially fully invested.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Strategic Income Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following bases: (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Strategic Income Fund isolates the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations for Federal income tax purposes.

     The Strategic Income Fund reports gains and losses on foreign currency-related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for Federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS -- The Strategic Income Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. The aggregate principal amounts of the contracts are not recorded as the Fund does not intend to hold the contracts to maturity. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal income tax purposes.

     The following forward foreign currency contracts were outstanding on November 30, 2002:

                                           IN          UNREALIZED
                         CONTRACTS TO    EXCHANGE     APPRECIATION
                        DELIVER/RECEIVE   FOR         (DEPRECIATION)
     MATURITY DATES          (000)        (000)           (000)
     --------------    ---------------- ----------    --------------
     FOREIGN CURRENCY SALES
     02/21/03  AUD          2,600         1,449          $ (1)
     02/21/03  CAD          2,600         1,655           (20)
     02/21/03  EUR          9,000         8,919           150
     02/21/03  GBP          1,100         1,702            36
     CURRENCY LEGEND
     AUD-- Australian Dollar
     CAD-- Canadian Dollar
     EUR-- Euro Dollar
     GBP-- British Pound

     TBA PURCHASE COMMITMENTS -- The Funds may enter into "TBA" (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Unsettled TBApurchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation."


     OTHER -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Distributions from net investment income for each of the Fixed Income Funds are declared daily and paid monthly. Any net realized

--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2002


     capital gains on sales of securities are distributed to shareholders at least annually.

     USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.


3. Transactions with Affiliates:
Certain officers of the Trust are also officers of SEI Investments Global Funds Services, (formerly SEIInvestments Mutual Funds Services) (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Trust. For the period ended November 30, 2002, the following Funds paid the Distributor through a reduction in the yield earned by the Funds on those repurchase agreements:

                                                      FEES
                                                   ---------
Florida Tax-Exempt Bond Fund ....................    $ 410
Georgia Tax-Exempt Bond Fund ....................       43
High Income Fund ................................       66
Investment Grade Bond Fund ......................   14,474
Investment Grade Tax-Exempt Bond Fund ...........    4,706
Limited-Term Federal Mortgage Securities Fund ...    6,507
U.S. Government Securities Fund .................      624


4. Administration, Transfer Agency Servicing and Distribution Agreements: The Trust and the Administrator are parties to an Administration Agreement dated May 29, 1995, as amended November 19, 1997 and March 1, 1999, under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: 0.12% up to $1 billion, 0.09% on the next $4 billion, 0.07% on the next $3 billion, 0.065% on the next $2 billion and 0.06% for over $10 billion.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994 under which Federated Services Company provides transfer agency services to the Trust.

The Trust and SunTrust Securities Inc. ("STS"), a wholly- owned subsidiary of SunTrust Banks, Inc., are parties to an agreement under which STS provides shareholder support and other account-related services. Shareholder service fees (including out of pocket expenses) paid to STS for the period ended November 30, 2002 were:

Florida Tax-Exempt Bond Fund ....................  $ 2,165
Georgia Tax-Exempt Bond Fund ....................    1,539
High Income Fund ................................      993
Investment Grade Bond Fund ......................   12,563
Investment Grade Tax-Exempt Bond Fund ...........    2,766
Limited-Term Federal Mortgage Securities Fund ...    3,311
Maryland Municipal Bond Fund ....................      862
Short-Term Bond Fund ............................    4,551
Short-Term U.S. Treasury Securities Fund ........    2,882
Strategic Income Fund ...........................    1,282
U.S. Government Securities Fund .................    3,287
Virginia Intermediate Municipal Bond Fund .......    2,794
Virginia Municipal Bond Fund ....................      981

The Trust and the Distributor are parties to a Distribution and Service Agreement dated May 29, 1995 regarding the Flex Shares and a Distribution Agreement dated November 21, 1995 with respect to the Trust and Investor shares. The Distributor will receive no fees for its distribution services under this agreement for the Trust Shares of any fund. With respect to the Investor Shares and Flex Shares, the Distributor receives amounts, pursuant to a Distribution Plan and (in the case of Flex Shares) a Distribution and Service Plan, as outlined in the table in footnote 5 under the column titled "Distribution Fee".


5. Investment Advisory and Custodian Agreements:

The Trust and Trusco Capital Management, Inc. (the "Investment Adviser") have entered into advisory agreements dated May 29, 1992, June 15, 1993, December 20, 1993, and last amended as of April 8, 2002.

Under terms of the respective amended agreements, the Funds are charged the following annual fees based upon average daily net assets:

                                                         MAXIMUM
                                                       FLEX SHARE
                                              MAXIMUM     DISTRI-
                                      MAXIMUM INVESTOR    BUTION
                                      ANNUAL    SHARE       AND
                                     ADVISORY  DISTRI-    SERVICE
                                        FEE   BUTION FEE    FEE
                                   ---------- ---------- ----------
Florida Tax-Exempt Bond Fund ......     0.65%    0.18%    1.00%
Georgia Tax-Exempt Bond Fund ......     0.65%    0.18%    1.00%
High Income Fund ..................     0.80%      --     1.00%
Investment Grade Bond Fund ........     0.74%    0.43%    1.00%
Investment Grade Tax-Exempt Bond Fund   0.74%    0.43%    1.00%
Limited-Term Federal Mortgage
 Securities Fund ..................     0.65%    0.23%    1.00%
Maryland Municipal Bond Fund ......     0.65%      --     1.00%
Short-Term Bond Fund ..............     0.65%    0.23%    1.00%
Short-Term U.S. Treasury Securities
 Fund .............................     0.65%    0.18%    1.00%
Strategic Income Fund .............     0.85%      --     1.00%
U.S. Government Securities Fund ...     0.74%    0.38%    1.00%
Virginia Intermediate Municipal
 Bond Fund ........................     0.65%    0.15%      --
Virginia Municipal Bond Fund ......     0.65%      --     1.00%

The Investment Adviser and the Distributor have voluntarily agreed to waive all or a portion of their fees (and to reimburse Funds expenses) in order to limit operating expenses. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



SunTrust Bank acts as Custodian for all of the Funds except the Strategic Income Fund, which utilizes the Bank of New York as Custodian. Fees of the Custodians are paid on the basis of net assets and transaction fees of the Funds. The Custodians play no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

6. Investment Transactions:
The cost of purchases and the proceeds from sales of securities, excluding short-term investments and U.S. Government securities, for the period ended November 30, 2002, were as follows:
                                        PURCHASES   SALES
                                          (000)     (000)
                                      -----------  --------
Florida Tax-Exempt Bond Fund ..........  $46,260   $32,603
Georgia Tax-Exempt Bond Fund ..........   14,241    11,382
High Income Fund ......................   17,845    11,942
Investment Grade Bond Fund ............  319,528   273,639
Investment Grade Tax-Exempt Bond Fund .  302,234   279,452
Maryland Municipal Bond Fund ..........   10,568     4,749
Short-Term Bond Fund ..................   54,227    70,066
Strategic Income Fund .................   23,700     6,519
Virginia Intermediate Municipal
 Bond Fund ............................   43,591    33,176
Virginia Municipal Bond Fund ..........    7,828     5,975

The cost of purchases and proceeds from sales of U.S. Government securities were:
                                        PURCHASES   SALES
                                          (000)     (000)
                                      ----------- ---------
Investment Grade Bond Fund .........    $210,483  $330,636
Limited-Term Federal Mortgage
 Securities Fund ...................     256,865    145,131
Short-Term Bond Fund ...............      94,722     62,766
Short-Term U.S. Treasury
 Securities Fund ...................     216,550    161,234
Strategic Income Fund ..............      22,008     21,387
U.S. Government Securities Fund ....     225,726    180,486


7. Investment Risks:

The Strategic Income Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The Strategic Income Fund invests in debt securities, the market value of which may change in response to interest rate changes. Also, the ability of the issuers of debt securities held by the Strategic Income Fund to meet its obligations may be affected by economic and political developments in a specific country, industry or region.


8. Federal Tax Information:

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

The Funds had capital loss carryforwards at May 31, 2002 as follows (000):

                                                         POST
                          CAPITAL  LOSS          POST    OCTOBER
                     CARRYFORWARDS EXPIRING      OCTOBER CURRENCY
                      2006   2007  2008    2009  LOSS    LOSS
                      ----   ----  -----   ----  ------  ---------
Georgia Tax-Exempt
   Bond Fund          $ --    $-- $   32 $ 1,069 $   50  $ --
High Income Fund        --     17    707      21    597    --
Investment Grade
   Bond Fund            --     -- 10,283  30,691  7,696    --
Limited-Term
   Federal Mortgage
   Securities Fund      --     --     --      --    180    --
Maryland Municipal
   Bond Fund            --     --     --      20     --    --
Short-Term
   Bond Fund           271     --    946     987  2,930    --
Strategic Income Fund   --     --      --     --     55   546
U.S. Government
   Securities Fund      --     --     --      --  1,347    --
Virginia Municipal
   Bond Fund            --     --     --      55     --    --

Post-October losses represent losses realized on investment and foreign currency transactions from November 1, 2001 through May 31, 2002 that, in accordance with Federal income tax regulations the Fund has elected to defer and treat as having arisen in the following fiscal year.

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.

At November 30, 2002, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the funds at November 30, 2002, were as follows:

                               AGGREGATE       AGGREGATE           NET
                                 GROSS          GROSS          UNREALIZED
                              UNREALIZED      UNREALIZED      APPRECIATION
                             APPRECIATION     (DEPRECIATION)   (DEPRECIATION)
                                 (000)            (000)            (000)
                                ------------   ------------     ------------
 Florida Tax-Exempt Bond Fund  $  6,758      $   (332)          $   6,426
 Georgia Tax-Exempt Bond Fund     5,731          (220)              5,511
 High Income Fund                 1,180       (10,527)             (9,347)
 Investment Grade Bond Fund      31,156        (3,183)             27,973
 Investment Grade Tax-Exempt
   Bond Fund                      3,811        (1,081)              2,730
 Limited-Term Federal Mortgage
   Securities Fund                4,694          (155)              4,539
 Maryland Municipal Bond Fund     1,724          (138)              1,586
 Short-Term Bond Fund             6,491        (1,428)              5,063
 Short-Term U.S. Treasury
   Securities Fund                2,938          (126)              2,812
 Strategic Income Fund            3,272        (5,474)             (2,202)
 U.S. Government Securities Fund  5,570          (770)              4,800
 Virginia Intermediate Municipal
   Bond Fund                      6,224          (676)              5,548
 Virginia Municipal Bond Fund     2,926           (46)              2,880

NOTES TO FINANCIAL STATEMENTS   (continued)
---------------------------------------------------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2002



9. Capital Share Transactions:


Capital Share Transactions for the Funds were as follows (000):

                                                      FLORIDA TAX-EXEMPT         GEORGIA TAX-EXEMPT
                                                           BOND FUND                  BOND FUND           HIGH INCOME FUND (1)
                                                     ---------------------      ---------------------    ----------------------
                                                     06/01/02-   06/01/01-      06/01/02-   06/01/01-    06/01/02-    06/01/01-
                                                     11/30/02    05/31/02       11/30/02    05/31/02     11/30/02     05/31/02
                                                     --------    ---------      ---------   ---------    ---------    ---------
  Trust Shares:
    Shares Issued .................................    1,361      2,853           1,444       2,225       1,670         4,037
    Shares Issued in Lieu of Cash Distributions ...       25         92              28          71         124            19
    Shares Redeemed ...............................     (952)    (1,904)         (1,461)     (1,922)       (338)          (87)
                                                      ------     ------         -------     -------      -------        -----
  Net Trust Share Transactions ....................      434      1,041              11         374       1,456         3,969
                                                      ------     ------         -------     -------      -------        -----
  Investor Shares:
    Shares Issued .................................      382         20              29          26          --            --
    Shares Issued in Lieu of Cash Distributions                       6               7           2           6            --
    Shares Redeemed ...............................     (111)       (14)            (60)        (43)         --            --
                                                      ------     ------         -------     -------      -------        -----
  Net Investor Share Transactions .................      277         13             (29)        (11)         --            --
                                                      ------     ------         -------     -------      -------        -----
  Flex Shares:
    Shares Issued .................................    1,166      1,036             127         470       1,277         4,635
    Shares Issued in Lieu of Cash Distributions                      29              43          17          38           177
    Shares Redeemed ...............................     (275)      (268)            (93)       (515)     (1,707)         (951)
                                                      ------     ------         -------     -------      -------        -----
  Net Flex Share Transactions .....................      920        811              51          (7)       (253)        3,879
                                                      ------     ------         -------     -------      -------        -----
  Net Change in Capital Shares ....................    1,631      1,865              33         356       1,203         7,848
                                                      ======     ======         =======     =======      =======        =====


                                                          SHORT-TERM          SHORT-TERM U.S. TREASURY         STRATEGIC
                                                           BOND FUND               SECURITIES FUND            INCOME FUND
                                                    ----------------------    ----------   -----------    -------------------
                                                     06/01/02-   06/01/01-      06/01/02-   06/01/01-      06/01/02- 11/30/01*-
                                                     11/30/02    05/31/02       11/30/02    05/31/02       11/30/02   05/31/02
                                                    ----------   ---------     ----------   ---------     ---------- ---------
  Trust Shares:
    Shares Issued .................................    5,163     18,276           2,282       4,611         1,472     4,694
    Shares Issued in Lieu of Cash Distributions ...                 166             391          22            69        31
    Shares Redeemed ...............................   (5,524)    (9,574)         (1,157)     (2,898)         (466)     (247)
                                                      ------     ------         -------     -------       -------    ------
  Net Trust Share Transactions ....................     (195)     9,093           1,147       1,782         1,037     4,462
                                                      ------     ------         -------     -------       -------    ------
  Investor Shares:
    Shares Issued .................................      166        633             639         982            --        --
    Shares Issued in Lieu of Cash Distributions ...                   7              20           7             9        --
    Shares Redeemed ...............................     (353)      (493)            (99)       (742)           --        --
                                                      ------     ------         -------     -------       -------    ------
  Net Investor Share Transactions .................     (180)       160             547         249            --        --
                                                      ------     ------         -------     -------       -------    ------
  Flex Shares:
    Shares Issued .................................    1,019      2,069           5,113       6,874         2,136     4,189
    Shares Issued in Lieu of Cash Distributions ...                  35              49          81           127       112
    Shares Redeemed ...............................     (578)      (549)         (1,348)     (2,808)         (831)     (204)
                                                      ------     ------         -------     -------       -------    ------
  Net Flex Share Transactions .....................      476      1,569           3,846       4,193         1,417     4,030
                                                      ------     ------         -------     -------       -------    ------
  Net Change in Capital Shares ....................      101     10,822           5,540       6,224         2,454     8,492
                                                      ======     ======         =======     =======       =======    ======

*   COMMENCED OPERATIONS ON NOVEMBER 30, 2001
(1) TRUST SHARES WERE OFFERED BEGINNING ON OCTOBER 3, 2001.


-----------------------------------------------------------------------------------------------------------------------
                                                                                                            (UNAUDITED)

                                                           INVESTMENT GRADE           INVESTMENT GRADE TAX-
                                                               BOND FUND                 EXEMPT BOND FUND
                                                       -------------------------      -------------------------
                                                       06/01/02-     06/01/01-       06/01/02-       06/01/01-
                                                       11/30/02      05/31/02        11/30/02        05/31/02
                                                      ----------     ---------      ---------      ----------
  Trust Shares:
    Shares Issued ...............................      11,221        21,691           2,490            4,771
    Shares Issued in Lieu of Cash Distributions .         793         1,662              29             252
    Shares Redeemed .............................     (17,231)      (20,837)         (1,398)          (3,920)
                                                      -------      --------         -------          --------
  Net Trust Share Transactions ..................      (5,217)        2,516           1,121            1,103
                                                      -------      --------         -------          --------
  Investor Shares:
    Shares Issued ...............................         991         4,568             135              299
    Shares Issued in Lieu of Cash Distributions .          --            45              84               15
    Shares Redeemed .............................        (512)       (4,694)           (216)            (235)
                                                      -------      --------         -------          --------
  Net Investor Share Transactions ...............         524           (42)            (66)             131
                                                      -------      --------         -------          --------
  Flex Shares:
    Shares Issued ...............................         970         1,926             571              844
    Shares Issued in Lieu of Cash Distributions .         195            58             113               16
    Shares Redeemed .............................      (1,106)       (1,025)           (362)            (555)
                                                      -------      --------         -------          --------
  Net Flex Share Transactions ...................         (78)        1,014             225              366
                                                      -------      --------         -------          --------
  Net Change in Capital Shares ..................      (4,771)        3,488           1,280            1,600
                                                      =======      ========         =======          ========

                                                                  U.S. GOVERNMENT
                                                                   SECURITIES FUND         VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
                                                          ----------------------------     ----------------------------------------
                                                           06/01/02-        06/01/01-                06/01/02-         06/01/01-
                                                           11/30/02         05/31/02                 11/30/02          05/31/02
                                                          --------          ----------               ---------         --------
  Trust Shares:
    Shares Issued ...............................            6,892           6,994                     1,447             1,652
    Shares Issued in Lieu of
      Cash Distributions ........................               15             137                       409                14
    Shares Redeemed .............................           (2,714)         (5,627)                     (863)           (2,287)
                                                          --------         -------                    ------           -------
  Net Trust Share Transactions ..................            4,315           1,776                       598              (624)
                                                          --------         -------                    ------           -------
  Investor Shares:
    Shares Issued ...............................              769             275                        48               231
    Shares Issued in Lieu of Cash Distributions .               --              13                        44                 9
    Shares Redeemed .............................           (1,161)           (147)                      (52)             (155)
                                                          --------         -------                    ------           -------
  Net Investor Share Transactions ...............             (379)            172                         5                94
                                                          --------         -------                    ------           -------
  Flex Shares:
    Shares Issued ...............................            1,063           2,268                        --                --
    Shares Issued in Lieu of Cash Distributions .               45              53                       161                --
    Shares Redeemed .............................             (699)         (1,465)                       --                --
                                                          --------         -------                    ------           -------
  Net Flex Share Transactions ...................              417             964                        --                --
                                                          --------         -------                    ------           -------
  Net Change in Capital Shares ..................            4,353           2,912                       603              (530)
                                                          ========         =======                    ======           =======

                                                            LIMITED-TERM FEDERAL              MARYLAND MUNICIPAL
                                                            MORTGAGE SECURITIES FUND                 BOND FUND
                                                       -----------------------------    --------------------------
                                                       06/01/02-      06/01/01-          06/01/02-     06/01/01
                                                       11/30/02       05/31/02           11/30/02      05/31/02
                                                       ---------      ----------        -----------    ----------
  Trust Shares:
    Shares Issued ...............................        7,379         9,229              1,531         1,175
    Shares Issued in Lieu of Cash Distributions .          184           277               1420
    Shares Redeemed .............................       (2,843)       (4,285)            (1,219)         (554)
                                                       -------       -------            -------       -------
  Net Trust Share Transactions ..................        4,720         5,221                326           641
                                                       -------       -------            -------       -------
  Investor Shares:
    Shares Issued ...............................          589           113                 --            --
    Shares Issued in Lieu of Cash Distributions .           67             6                  4            --
    Shares Redeemed .............................          (65)          (49)                --            --
                                                       -------       -------            -------       -------
  Net Investor Share Transactions ...............          530            68                 --            --
                                                       -------       -------            -------       -------
  Flex Shares:
    Shares Issued ...............................        6,860         1,304                481         1,325
    Shares Issued in Lieu of Cash Distributions .           68            22                 26            36
    Shares Redeemed .............................         (295)         (125)              (242)         (308)
                                                       -------       -------            -------       -------
  Net Flex Share Transactions ...................        6,633         1,201                265         1,053
                                                       -------       -------            -------       -------
  Net Change in Capital Shares ..................       11,883         6,490                591         1,694
                                                       =======       =======            =======       =======


                                                                          VIRGINIA MUNICIPAL BOND FUND
                                                                        --------------------------------
                                                                              06/01/02-     06/01/01-
                                                                              11/30/02      05/31/02
                                                                             ----------     ----------
  Trust Shares:
    Shares Issued ...............................                                 512           948
    Shares Issued in Lieu of
      Cash Distributions ........................                                  11           714
    Shares Redeemed                                                              (705)       (1,061)
                                                                               -------      --------
  Net Trust Share Transactions ..................                                (186)          (99)
                                                                               -------      --------
  Investor Shares:
    Shares Issued ...............................                                  --            --
    Shares Issued in Lieu of Cash Distributions .                                  18            --
    Shares Redeemed .............................                                  --            --
                                                                               -------      --------
  Net Investor Share Transactions ...............                                  --            --
                                                                               -------      --------
  Flex Shares:
    Shares Issued ...............................                                 275           722
    Shares Issued in Lieu of Cash Distributions .                                  12            22
    Shares Redeemed .............................                                (158)         (241)
                                                                               -------      --------
  Net Flex Share Transactions ...................                                 129           503
                                                                               -------      --------
  Net Change in Capital Shares ..................                                 (57)          404
                                                                               =======      ========

NOTES TO FINANCIAL STATEMENTS   (concluded)
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2002                    (UNAUDITED)



10. Concentration of Credit Risk:

     The Investment Grade Bond Fund and the Short-Term Bond Fund invest primarily in investment grade obligations rated at least BBB or better by S&P or Baa or better by Moody's or, if not rated, are determined by the investment adviser to be of comparable quality. The Investment Grade Tax-Exempt Bond Fund invests primarily in investment grade municipal securities. Municipal securities must be rated BBB or better by S&P or Baa or better by Moody's in the case of bonds; SP-1, SP-2 or MIG-1, MIG-2 in the case of notes; A-1, A-2 or P-1, P-2 in the case of commercial paper; and VMIG-1, VMIG-2 in the case of variable rate demand obligations. The Short-Term U.S. Treasury Securities Fund invests exclusively in obligations issued by the U.S. Treasury with a maximum remaining maturity of 3 years or less. The Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, the Maryland Municipal Bond Fund, the Virginia Intermediate Municipal Bond Fund, and the Virginia Municipal Bond Fund invest primarily in municipal bonds concentrated in each of their respective states. Municipal securities must be rated BBB or better by S&P or Baa or better by Moody's in the case of bonds; A-1, A-2 or P-1, P-2 in the case of tax-exempt commercial paper; and VMIG-1, VMIG-2 in the case of variable rate demand obligations. The U.S. Government Securities Fund invests primarily in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage backed securities. The Limited-Term Federal Mortgage Securities Fund invests in mortgage-related securities issued or guaranteed by U.S. Government agencies. Up to 35% of the U.S. Government Securities Fund and the Limited-Term Federal Mortgage Securities Fund may be invested in corporate, or government bonds that carry a rating of BBB or better by S&P or Baa or better by Moody's. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state or region, or by changing business conditions.

     The High Income Fund and the Strategic Income Fund invest in high yield instruments and are subject to certain credit and market risks. The yields of high debt obligations reflect, among other things, perceived credit risk. The Funds' investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risks of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

11. Securities Lending:

     Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. The value of the collateral is at least equal to the market value of the securities loaned. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

     Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments include repurchase agreements*; which are collateralized by United States Treasury and Government Agency securities, and high-quality, short-term instruments**, such as floating rates, commercial paper, certificates of deposit, and private placements with an average weighted maturity date not to exceed 60 days and a effective maturity date not to exceed 397 days. The market value of securities on loan at November 30, 2002 and the value of collateral at November 30, 2002, with respect to such loans were as follows:


                                           MARKET VALUE           MARKET VALUE
                                        OF SECURITIES LOANED      OF COLLATERAL
                                              (000)                   (000)
                                        --------------------     --------------
High Income Fund ......................    $  9,215                $  9,750
Investment Grade Bond Fund ............      72,436                  74,675
Limited-Term Federal Mortgage
  Securities Fund .....................       4,858                   4,989
Short-Term Bond Fund ..................      71,716                  75,369
U.S. Government Securities Fund .......       8,891                   9,131
* At November 30, 2002, the collateral consisted of repurchase agreements yielding 1.37% to 1.40% with J.P. Morgan and Morgan Stanley Dean Witter.
**At November 30, 2002, the effective maturity dates for the short-term instruments ranged from 12/03/02 to 06/05/03.

12. Subsequent Event:

On January 13, 2003, the Board of Trustees appointed Brown Brothers Harriman & Co. to serve as global custodian to the STI Classic Strategic Income Fund.

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

                        Investment Adviser
                  Trusco Capital Management, Inc.

        STI Classic Funds are not deposits, are not insured or guaranteed by the FDIC or any other government agency, and are not endorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Fund will achieve its investment objective. The STI Classic Funds are advised by an affiliate of SunTrust Banks, Inc.


                            Distributor
                 SEI Investments Distribution Co.

        This information must be preceded or accompanied by a current prospectus for each Fund described.




                                                                 STI-SA-003-0300